UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

April 30, 2012

1.815812.107

IRE-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 14.7%
Abacus Property Group unit	1,261,637	$ 2,747,172
ALE Property Group	253,881	550,172
Charter Hall Group unit	1,352,714	3,551,499
Goodman Group unit	1,227,736	4,604,820
Mirvac Group unit	4,795,522	6,470,098
Westfield Group unit	2,198,420	21,163,519
TOTAL AUSTRALIA		39,087,280
Bailiwick of Jersey - 1.2%
Atrium European Real Estate Ltd.	648,750	3,160,440
Belgium - 0.8%
Warehouses de Pauw (d)	41,485	2,155,525
Bermuda - 8.8%
C C Land Holdings Ltd.	2,382,000	506,570
Csi Properties Ltd.	38,507,682	1,563,406
Great Eagle Holdings Ltd.	1,138,088	3,359,117
Hongkong Land Holdings Ltd.	1,352,000	8,395,920
K Wah International Holdings Ltd.	3,309,000	1,398,893
Kerry Properties Ltd.	1,488,000	6,798,812
Soundwill Holdings Ltd.	853,000	1,341,290
TOTAL BERMUDA		23,364,008
Brazil - 1.7%
Companhia Brasileira de Desenvolvimento Imobiliario Turistico SA (a)	103,700	1,255,618
Even Construtora e Incorporadora SA	340,800	1,274,771
Multiplan Empreendimentos Imobiliarios SA	85,400	2,016,106
TOTAL BRAZIL		4,546,495
Cayman Islands - 2.3%
KWG Property Holding Ltd.	1,499,500	991,466
Shui On Land Ltd.	3,850,000	1,612,716
SOHO China Ltd.	3,049,500	2,370,062
SouFun Holdings Ltd. ADR	42,000	758,520
SPG Land (Holdings) Ltd.	1,144,000	232,968
TOTAL CAYMAN ISLANDS		5,965,732
Chile - 0.5%
Parque Arauco SA	732,471	1,423,117
France - 6.8%
Altarea	10,581	1,596,672
Klepierre SA (d)	83,200	2,634,553
Common Stocks - continued
	Shares	Value
France - continued
Societe de la Tour Eiffel	24,400	$ 1,271,033
Societe Fonciere Lyonnaise SA (d)	61,300	2,637,341
Unibail-Rodamco	52,857	9,880,060
TOTAL FRANCE		18,019,659
Germany - 3.1%
alstria office REIT-AG	142,065	1,513,928
Deutsche EuroShop AG	66,775	2,429,585
GSW Immobilien AG	123,150	4,099,288
GSW Immobilien AG rights 5/3/12 (a)	123,150	144,654
TOTAL GERMANY		8,187,455
Hong Kong - 11.4%
Hang Lung Properties Ltd.	2,170,500	8,028,890
Hysan Development Co. Ltd.	1,251,500	5,669,830
Magnificent Estates Ltd.	27,344,000	1,127,784
Sun Hung Kai Properties Ltd.	1,008,226	12,163,192
Wharf Holdings Ltd.	550,000	3,282,143
TOTAL HONG KONG		30,271,839
India - 0.5%
Phoenix Mills Ltd.	325,916	1,298,033
Italy - 0.5%
Beni Stabili SpA SIIQ	2,373,400	1,316,459
Japan - 18.0%
BLife Investment Corp.	761	5,213,125
Goldcrest Co. Ltd.	76,340	1,309,649
Japan Retail Fund Investment Corp.	3,747	5,974,704
Kenedix, Inc. (a)(d)	7,153	1,286,969
Mitsui Fudosan Co. Ltd.	894,000	16,376,255
Nomura Real Estate Holdings, Inc.	305,700	5,344,330
Sumitomo Realty & Development Co. Ltd.	509,000	12,138,753
TOTAL JAPAN		47,643,785
Netherlands - 0.6%
Eurocommercial (Certificaten Van Aandelen) unit	46,000	1,612,494
Russia - 0.5%
LSR Group OJSC GDR (Reg. S)	232,400	1,243,340
Singapore - 8.1%
CapitaLand Ltd.	2,607,870	6,194,916
CDL Hospitality Trusts unit	900,000	1,374,379
Global Logistic Properties Ltd. (a)	3,440,000	5,725,690
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Life REIT	2,688,000	$ 4,017,937
Wing Tai Holdings Ltd.	4,235,000	4,054,842
TOTAL SINGAPORE		21,367,764
Sweden - 3.0%
Castellum AB	323,400	4,092,574
Wihlborgs Fastigheter AB	274,900	3,814,221
TOTAL SWEDEN		7,906,795
United Kingdom - 12.9%
Big Yellow Group PLC	1,247,400	6,001,077
British Land Co. PLC	745,689	5,923,344
Derwent London PLC	205,300	5,804,735
Hammerson PLC	950,000	6,439,162
Helical Bar PLC	1,176,800	3,624,347
Metric Property Investments PLC	555,000	806,234
Quintain Estates & Development PLC (a)	1,737,100	1,078,454
Safestore Holdings PLC	700,000	1,272,510
St. Modwen Properties PLC	1,240,200	3,376,755
TOTAL UNITED KINGDOM		34,326,618
TOTAL COMMON STOCKS (Cost $288,243,341)		252,896,838
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.14% (b)	10,408,330	10,408,330
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,647,997	5,647,997
TOTAL MONEY MARKET FUNDS (Cost $16,056,327)		16,056,327
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $304,299,668)		268,953,165
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(3,785,758)
NET ASSETS - 100%		$ 265,167,407
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,044
Fidelity Securities Lending Cash Central Fund	25,063
Total	$ 36,107
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,402,555	$ 2,402,555	$ -	$ -
Financials	249,735,763	202,091,978	47,643,785	-
Information Technology	758,520	758,520	-	-
Money Market Funds	16,056,327	16,056,327	-	-
Total Investments in Securities:	$ 268,953,165	$ 221,309,380	$ 47,643,785	$ -
Transfers from Level 1 to Level 2 during the period were $51,041,465.
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $308,089,974. Net unrealized depreciation aggregated $39,136,809, of which $7,144,501 related to appreciated investment securities and $46,281,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio -
OTC
Class K

April 30, 2012

1.800345.108

OTC-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.2%
Amerigon, Inc. (a)	708,782	$ 10,136
Gentex Corp.	116,500	2,560
		12,696
Automobiles - 2.1%
Tesla Motors, Inc. (a)(d)	5,182,664	171,702
Diversified Consumer Services - 0.0%
Coinstar, Inc. (a)(d)	11,900	747
K12, Inc. (a)(d)	37,800	964
		1,711
Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants, Inc. (a)	28,200	1,218
Bravo Brio Restaurant Group, Inc. (a)	661,025	13,353
China Lodging Group Ltd. ADR (a)(d)	73,400	934
Dunkin' Brands Group, Inc.	37,400	1,211
Las Vegas Sands Corp.	15,500	860
Starbucks Corp.	2,106,900	120,894
Texas Roadhouse, Inc. Class A	181,425	3,130
Wynn Resorts Ltd.	4,700	627
		142,227
Household Durables - 1.3%
D.R. Horton, Inc.	2,427,400	39,688
iRobot Corp. (a)(d)	151,993	3,589
Lennar Corp. Class A	221,900	6,156
PulteGroup, Inc. (a)	1,567,400	15,423
SodaStream International Ltd. (a)(d)	228,258	7,841
Techtronic Industries Co. Ltd.	548,500	662
Toll Brothers, Inc. (a)	1,246,100	31,651
		105,010
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	621,996	144,241
ASOS PLC (a)	33,500	804
E-Commerce China Dangdang, Inc. ADR (a)(d)	62,900	503
Netflix, Inc. (a)	15,400	1,234
Ocado Group PLC (a)	494,665	1,042
Start Today Co. Ltd. (d)	2,103,100	32,365
		180,189
Media - 2.8%
Comcast Corp. Class A	4,647,300	140,953
DIRECTV (a)	45,500	2,242
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. (a)	463,900	$ 25,245
DISH Network Corp. Class A	952,900	30,464
Focus Media Holding Ltd. ADR	23,500	561
Lions Gate Entertainment Corp. (a)(d)	788,957	9,649
Pandora Media, Inc. (d)	192,042	1,652
Sirius XM Radio, Inc. (a)(d)	3,073,984	6,947
Virgin Media, Inc.	481,200	11,818
WPP PLC sponsored ADR	9,700	658
		230,189
Specialty Retail - 2.5%
Barnes & Noble, Inc. (a)(d)(e)	4,178,642	86,707
Bed Bath & Beyond, Inc. (a)	929,200	65,406
Francescas Holdings Corp. (a)(d)	608,909	19,089
I.T Ltd.	722,000	380
Inditex SA	45,936	4,132
Teavana Holdings, Inc. (a)(d)	10,300	215
Urban Outfitters, Inc. (a)	806,800	23,365
		199,294
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)(d)	112,230	5,725
lululemon athletica, Inc. (a)	1,653,346	122,579
Michael Kors Holdings Ltd.	19,300	881
Ralph Lauren Corp.	4,200	724
Steven Madden Ltd. (a)	20,650	892
Trinity Ltd.	700,000	586
Tumi Holdings, Inc.	1,037,900	26,435
		157,822
TOTAL CONSUMER DISCRETIONARY		1,200,840
CONSUMER STAPLES - 2.7%
Beverages - 0.0%
Monster Beverage Corp. (a)	12,600	818
Food & Staples Retailing - 0.0%
Drogasil SA	69,161	745
Whole Foods Market, Inc.	8,900	739
		1,484
Food Products - 2.7%
Diamond Foods, Inc. (d)	36,000	752
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)(d)	4,408,404	$ 214,910
Tingyi (Cayman Islands) Holding Corp. ADR	11,100	588
Want Want China Holdings Ltd. ADR	24,200	1,500
		217,750
Personal Products - 0.0%
USANA Health Sciences, Inc. (a)(d)	18,300	763
TOTAL CONSUMER STAPLES		220,815
ENERGY - 2.9%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	101,900	5,222
Halliburton Co.	1,575,800	53,924
National Oilwell Varco, Inc.	293,400	22,228
Ocean Rig UDW, Inc. (United States)	677,900	11,816
Schlumberger Ltd.	581,900	43,142
		136,332
Oil, Gas & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. (a)	96,521	1,557
Amyris, Inc. (a)(d)	1,020,008	3,193
Cobalt International Energy, Inc. (a)	1,496,498	40,046
Energy XXI (Bermuda) Ltd.	155,925	5,875
Georesources, Inc. (a)	277,864	10,478
Gulfport Energy Corp. (a)	267,920	7,022
Kosmos Energy Ltd.	499,642	6,086
Noble Energy, Inc.	30,600	3,039
Petroleum Development Corp. (a)	49,730	1,710
Plains Exploration & Production Co. (a)	111,800	4,567
Rosetta Resources, Inc. (a)	183,400	9,220
Solazyme, Inc. (d)	112,341	1,236
		94,029
TOTAL ENERGY		230,361
FINANCIALS - 3.6%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	300	35
WisdomTree Investments, Inc. (a)	2,285,920	19,545
		19,580
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.4%
Associated Banc-Corp.	44,600	$ 595
Fulton Financial Corp.	51,900	544
HDFC Bank Ltd. sponsored ADR	83,100	2,853
Huntington Bancshares, Inc.	8,204,200	54,886
National Penn Bancshares, Inc.	72,000	664
Popular, Inc. (a)	271,600	483
Standard Chartered PLC	26,500	644
SVB Financial Group (a)	12,700	814
UMB Financial Corp.	413,600	19,873
Wells Fargo & Co.	2,426,800	81,128
Zions Bancorporation	1,460,600	29,782
		192,266
Consumer Finance - 0.2%
Capital One Financial Corp.	325,300	18,048
Diversified Financial Services - 0.8%
Citigroup, Inc.	1,632,160	53,927
CME Group, Inc.	22,000	5,848
Hong Kong Exchanges and Clearing Ltd.	34,800	557
JPMorgan Chase & Co.	14,400	619
NBH Holdings Corp. Class A (a)(f)	110,800	1,884
		62,835
TOTAL FINANCIALS		292,729
HEALTH CARE - 12.1%
Biotechnology - 5.4%
Achillion Pharmaceuticals, Inc. (a)	1,340,500	8,914
Alkermes PLC (a)	722,405	12,498
Alnylam Pharmaceuticals, Inc. (a)	223,300	2,543
Amarin Corp. PLC ADR (a)(d)	3,851,161	47,023
Amgen, Inc.	169,800	12,074
Amylin Pharmaceuticals, Inc. (a)	494,639	12,816
Anthera Pharmaceuticals, Inc. (a)	1,679,800	2,620
ARIAD Pharmaceuticals, Inc. (a)	53,600	874
ArQule, Inc. (a)	2,197,761	15,494
Biogen Idec, Inc. (a)	411,800	55,185
BioMarin Pharmaceutical, Inc. (a)	26,400	916
Cepheid, Inc. (a)	93,800	3,603
Clovis Oncology, Inc.	320,948	5,755
Dendreon Corp. (a)(d)	20,836	243
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)	21,420	$ 614
Gilead Sciences, Inc. (a)	1,940,400	100,920
Idenix Pharmaceuticals, Inc. (a)	416,975	3,657
ImmunoGen, Inc. (a)	297,309	3,791
InterMune, Inc. (a)	1,115,720	11,648
Ironwood Pharmaceuticals, Inc. Class A (a)	2,270,800	29,997
Isis Pharmaceuticals, Inc. (a)	80,849	647
Medivation, Inc. (a)	719,920	58,227
Mesoblast Ltd. (a)(d)	142,597	1,122
NPS Pharmaceuticals, Inc. (a)	337,200	2,414
OncoGenex Pharmaceuticals, Inc. (a)(d)	311,465	4,049
Seattle Genetics, Inc. (a)	48,603	961
Targacept, Inc. (a)	156,349	743
Theravance, Inc. (a)	106,500	2,305
Threshold Pharmaceuticals, Inc. (a)	606,500	4,415
Vertex Pharmaceuticals, Inc. (a)	772,830	29,738
Vical, Inc. (a)(d)	341,600	1,066
ZIOPHARM Oncology, Inc. (a)	338,900	1,613
		438,485
Health Care Equipment & Supplies - 0.2%
Abiomed, Inc. (a)	475,996	11,581
Endologix, Inc. (a)	60,200	902
Mako Surgical Corp. (a)(d)	78,363	3,237
Masimo Corp. (a)	22,700	502
Volcano Corp. (a)	66,900	1,816
		18,038
Health Care Providers & Services - 2.1%
Accretive Health, Inc. (a)(d)(e)	9,777,802	98,365
Express Scripts Holding Co. (a)	1,199,800	66,937
		165,302
Health Care Technology - 0.3%
athenahealth, Inc. (a)	39,600	2,869
Merge Healthcare, Inc. (a)	365,992	1,574
SXC Health Solutions Corp. (a)	12,200	1,106
SXC Health Solutions Corp. (a)	238,300	21,585
		27,134
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	35,083	548
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.1%
Elan Corp. PLC sponsored ADR (a)	1,978,100	$ 27,278
Jazz Pharmaceuticals PLC (a)	464,000	23,678
Questcor Pharmaceuticals, Inc. (a)(d)(e)	6,211,640	278,903
Roche Holding AG sponsored ADR	19,400	889
		330,748
TOTAL HEALTH CARE		980,255
INDUSTRIALS - 0.3%
Airlines - 0.0%
Delta Air Lines, Inc. (a)	83,200	912
United Continental Holdings, Inc. (a)	38,500	844
		1,756
Building Products - 0.1%
Quanex Building Products Corp.	369,123	6,803
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	49,384	1,136
Electrical Equipment - 0.0%
Polypore International, Inc. (a)(d)	25,400	949
Machinery - 0.0%
Westport Innovations, Inc. (a)	72,506	2,269
Marine - 0.1%
DryShips, Inc. (a)	725,300	2,292
Professional Services - 0.1%
Qualicorp SA	764,400	6,657
Trading Companies & Distributors - 0.0%
Rush Enterprises, Inc. Class A (a)	28,400	513
TOTAL INDUSTRIALS		22,375
INFORMATION TECHNOLOGY - 57.5%
Communications Equipment - 4.1%
Acme Packet, Inc. (a)	1,051,575	29,518
Aruba Networks, Inc. (a)(d)	1,219,246	25,750
Cisco Systems, Inc.	3,482,300	70,168
HTC Corp.	35,542	540
Polycom, Inc. (a)	428,870	5,691
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	2,813,009	$ 179,582
Riverbed Technology, Inc. (a)	1,013,290	19,992
		331,241
Computers & Peripherals - 17.4%
Apple, Inc. (a)	2,080,200	1,215,332
Catcher Technology Co. Ltd.	110,000	706
Dell, Inc. (a)	506,300	8,288
Fusion-io, Inc. (d)	1,822,923	46,758
SanDisk Corp. (a)	3,297,850	122,053
Seagate Technology	97,000	2,984
Silicon Graphics International Corp. (a)(d)	1,177,474	11,115
		1,407,236
Electronic Equipment & Components - 0.1%
Corning, Inc.	23,600	339
E Ink Holdings, Inc.	824,000	904
E Ink Holdings, Inc. GDR (a)(f)	35,700	392
InvenSense, Inc. (d)	109,100	1,754
IPG Photonics Corp. (a)	13,258	642
Itron, Inc. (a)	23,100	942
Maxwell Technologies, Inc. (a)	85,043	809
		5,782
Internet Software & Services - 8.6%
Active Network, Inc.	41,700	701
Angie's List, Inc. (d)	29,200	407
Baidu.com, Inc. sponsored ADR (a)	334,500	44,388
Constant Contact, Inc. (a)(d)	1,446,015	34,950
eBay, Inc. (a)	732,000	30,049
Facebook, Inc. Class B (g)	335,669	10,329
Google, Inc. Class A (a)	879,222	532,132
LinkedIn Corp. (a)	8,600	933
LogMeIn, Inc. (a)	55,806	2,010
Mail.ru Group Ltd. GDR (a)(f)	11,300	489
Rackspace Hosting, Inc. (a)	532,256	30,919
Renren, Inc. ADR (d)	97,700	596
SINA Corp. (a)	15,800	924
Velti PLC (a)	227,151	2,714
		691,541
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	845,545	61,995
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
HiSoft Technology International Ltd. ADR (a)	1,478,580	$ 21,025
MasterCard, Inc. Class A	2,100	950
ServiceSource International, Inc. (a)	2,027,300	33,613
		117,583
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices, Inc. (a)	1,602,800	11,797
Altera Corp.	4,205,000	149,572
Applied Micro Circuits Corp. (a)	522,000	2,913
ASML Holding NV	599,200	30,553
Broadcom Corp. Class A	74,000	2,708
Cirrus Logic, Inc. (a)	577,912	15,823
Cree, Inc. (a)(d)	433,600	13,398
Cypress Semiconductor Corp.	32,550	505
GT Advanced Technologies, Inc. (a)(d)	118,600	772
Inphi Corp. (a)(e)	2,816,170	28,584
Marvell Technology Group Ltd. (a)	290,600	4,362
Maxim Integrated Products, Inc.	65,800	1,946
Mellanox Technologies Ltd. (a)	1,524,151	89,300
NVE Corp. (a)(e)	433,157	21,952
NVIDIA Corp. (a)	24,319,312	316,151
NXP Semiconductors NV (a)	3,880,989	100,324
ON Semiconductor Corp. (a)	111,100	918
RF Micro Devices, Inc. (a)	7,226,600	31,291
Skyworks Solutions, Inc. (a)	1,161,500	31,523
Standard Microsystems Corp. (a)	23,700	628
Texas Instruments, Inc.	1,045,400	33,390
TriQuint Semiconductor, Inc. (a)	395,800	1,932
Volterra Semiconductor Corp. (a)	1,206,500	39,682
		930,024
Software - 14.4%
Activision Blizzard, Inc.	4,803,600	61,822
Ariba, Inc. (a)	284,674	10,875
BMC Software, Inc. (a)	13,600	561
BroadSoft, Inc. (a)(d)	874,780	37,449
Citrix Systems, Inc. (a)	845,718	72,402
Electronic Arts, Inc. (a)	279,839	4,304
Envivio, Inc.	1,303,600	12,058
Fortinet, Inc. (a)	27,100	708
Gameloft (a)(e)	7,579,787	47,160
Guidewire Software, Inc.	627,200	17,072
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Infoblox, Inc.	406,900	$ 8,301
Informatica Corp. (a)	17,700	815
Jive Software, Inc.	399,079	9,502
Kingdee International Software Group Co. Ltd.	1,288,800	287
Microsoft Corp.	11,632,965	372,488
MicroStrategy, Inc. Class A (a)	284,900	39,823
Oracle Corp.	6,570,800	193,116
Proofpoint, Inc.	24,700	324
QLIK Technologies, Inc. (a)	845,300	24,353
RealPage, Inc. (a)	930,400	16,887
salesforce.com, Inc. (a)	248,000	38,621
Sourcefire, Inc. (a)	26,600	1,356
Splunk, Inc.	454,678	15,436
Synchronoss Technologies, Inc. (a)(e)	3,850,927	120,534
Take-Two Interactive Software, Inc. (a)	81,500	1,149
Ubisoft Entertainment SA (a)(e)	8,211,717	56,517
Ubisoft Entertainment SA warrants 10/10/13 (a)	6,470,130	231
Zynga, Inc. (d)	173,725	1,449
		1,165,600
TOTAL INFORMATION TECHNOLOGY		4,649,007
MATERIALS - 3.0%
Chemicals - 0.0%
Celanese Corp. Class A	13,300	645
CF Industries Holdings, Inc.	4,600	888
Innophos Holdings, Inc.	12,256	603
The Mosaic Co.	30,000	1,585
		3,721
Metals & Mining - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	1,063,900	42,502
Fortescue Metals Group Ltd. sponsored ADR	128,650	1,505
Randgold Resources Ltd. sponsored ADR	1,677,133	149,516
Royal Gold, Inc.	716,900	44,419
U.S. Silica Holdings, Inc. (d)	67,118	1,216
		239,158
TOTAL MATERIALS		242,879
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.1%
Cbeyond, Inc. (a)	20,502	$ 132
Level 3 Communications, Inc. (a)	324,700	7,488
		7,620
Wireless Telecommunication Services - 2.3%
Clearwire Corp. Class A (a)	1,615,234	2,366
NII Holdings, Inc. (a)(e)	12,636,019	176,841
Sprint Nextel Corp. (a)	2,538,581	6,296
		185,503
TOTAL TELECOMMUNICATION SERVICES		193,123
TOTAL COMMON STOCKS (Cost $7,018,653)		8,032,384
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany) (Cost $923)	16,775	1,024
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.14% (b)	34,343,789	34,344
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	424,808,672	424,809
TOTAL MONEY MARKET FUNDS (Cost $459,153)		459,153
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $7,478,729)		8,492,561
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(412,602)
NET ASSETS - 100%		$ 8,079,959
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,765,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,329,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 8,394
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	21,709
Total	$ 21,744
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 225,437	$ 60,544	$ 1,757	$ -	$ 98,365
Aruba Networks, Inc.	179,343	10,093	155,102	-	-
Barnes & Noble, Inc.	-	119,841	52,721	-	86,707
Gameloft	51,802	565	-	-	47,160
Georesources, Inc.	47,705	-	47,464	-	-
Inphi Corp.	-	40,849	-	-	28,584
iRobot Corp.	57,960	9,102	49,977	-	-
Meru Networks, Inc.	8,324	3,822	8,935	-	-
MicroStrategy, Inc. Class A	64,003	30,314	46,517	-	-
NII Holdings, Inc.	-	288,386	30,310	-	176,841
NVE Corp.	-	25,275	1,512	-	21,952
Petroleum Development Corp.	44,294	-	38,940	-	-
Questcor Pharmaceuticals, Inc.	-	213,845	25,026	-	278,903
Rackspace Hosting, Inc.	228,165	40,271	293,129	-	-
Synchronoss Technologies, Inc.	94,771	32,412	13,745	-	120,534
Ubisoft Entertainment SA	-	57,893	1,513	-	56,517
Vical, Inc.	11,079	5,826	10,976	-	-
Total	$ 1,012,883	$ 939,038	$ 777,624	$ -	$ 915,563
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,201,864	$ 1,169,499	$ 32,365	$ -
Consumer Staples	220,815	220,815	-	-
Energy	230,361	230,361	-	-
Financials	292,729	290,845	-	1,884
Health Care	980,255	980,255	-	-
Industrials	22,375	22,375	-	-
Information Technology	4,649,007	4,638,678	-	10,329
Materials	242,879	242,879	-	-
Telecommunication Services	193,123	193,123	-	-
Money Market Funds	459,153	459,153	-	-
Total Investments in Securities:	$ 8,492,561	$ 8,447,983	$ 32,365	$ 12,213
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,386
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,827
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,213
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 1,827

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $7,553,683,000. Net unrealized appreciation aggregated $938,878,000, of which $1,526,592,000 related to appreciated investment securities and $587,714,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Growth & Income Portfolio -
Growth & Income
Class K

April 30, 2012

1.800339.108

GAI-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.5%
Gentex Corp.	460,202	$ 10,111
Johnson Controls, Inc.	567,467	18,142
		28,253
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	218,263	20,749
Distributors - 0.3%
Li & Fung Ltd.	4,974,000	10,642
LKQ Corp. (a)	172,800	5,780
		16,422
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (d)	59,387	5,860
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	660,636	64,379
Yum! Brands, Inc.	267,122	19,428
		83,807
Household Durables - 1.5%
D.R. Horton, Inc.	1,012,471	16,554
Newell Rubbermaid, Inc.	625,689	11,388
Ryland Group, Inc.	1,232,462	27,743
Toll Brothers, Inc. (a)	1,165,226	29,597
		85,282
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	666,449	24,485
Media - 4.7%
Comcast Corp. Class A	3,441,300	104,375
Informa PLC	243,238	1,637
The Walt Disney Co.	571,223	24,625
Thomson Reuters Corp. (d)	478,500	14,301
Time Warner Cable, Inc.	211,424	17,009
Time Warner, Inc.	2,217,977	83,085
Viacom, Inc. Class B (non-vtg.)	370,418	17,184
		262,216
Multiline Retail - 1.6%
JCPenney Co., Inc.	31,900	1,150
Target Corp.	1,504,090	87,147
		88,297
Specialty Retail - 1.9%
Destination Maternity Corp.	211,201	4,190
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	2,933,283	$ 92,310
Staples, Inc.	597,975	9,209
		105,709
TOTAL CONSUMER DISCRETIONARY		721,080
CONSUMER STAPLES - 11.8%
Beverages - 3.4%
Dr Pepper Snapple Group, Inc.	959,325	38,929
Molson Coors Brewing Co. Class B	45,200	1,879
PepsiCo, Inc.	911,079	60,131
The Coca-Cola Co.	1,156,034	88,229
		189,168
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	628,704	28,053
Safeway, Inc.	203,277	4,133
Tesco PLC	1,327,100	6,836
Walgreen Co.	789,144	27,667
		66,689
Food Products - 1.1%
Danone SA	431,277	30,345
Kellogg Co.	593,786	30,028
		60,373
Household Products - 4.1%
Colgate-Palmolive Co.	329,056	32,557
Kimberly-Clark Corp.	952,939	74,777
Procter & Gamble Co.	1,708,829	108,750
Reckitt Benckiser Group PLC	140,700	8,192
WD-40 Co.	12,241	552
		224,828
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	637,332	65,594
Lorillard, Inc.	333,359	45,100
		110,694
TOTAL CONSUMER STAPLES		651,752
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.4%
Energy Equipment & Services - 1.6%
Exterran Partners LP	375,407	$ 8,387
Halliburton Co.	1,510,950	51,705
Schlumberger Ltd.	374,855	27,792
		87,884
Oil, Gas & Consumable Fuels - 9.8%
ARC Resources Ltd. (d)	451,150	9,290
Atlas Pipeline Partners, LP	269,000	9,404
Bonavista Energy Corp. (e)	220,600	3,980
BP PLC sponsored ADR	456,963	19,837
Chevron Corp.	1,776,016	189,252
Exxon Mobil Corp.	1,627,836	140,547
Holly Energy Partners LP	34,200	2,057
Inergy LP	73,444	1,431
Inergy Midstream LP	49,957	1,059
Legacy Reserves LP	164,930	4,707
Markwest Energy Partners LP	64,517	3,881
Occidental Petroleum Corp.	170,100	15,517
Penn West Petroleum Ltd.	397,700	6,817
Royal Dutch Shell PLC Class A (United Kingdom)	1,977,992	70,556
Suncor Energy, Inc.	1,275,600	42,139
Williams Companies, Inc.	735,180	25,018
		545,492
TOTAL ENERGY		633,376
FINANCIALS - 18.0%
Capital Markets - 3.7%
Ashmore Group PLC	1,956,029	12,147
Charles Schwab Corp.	3,233,573	46,240
Greenhill & Co., Inc.	204,311	7,937
ICAP PLC	1,335,500	8,231
KKR & Co. LP	1,586,884	22,407
Morgan Stanley	1,988,613	34,363
Northern Trust Corp.	610,321	29,045
State Street Corp.	248,095	11,467
T. Rowe Price Group, Inc.	163,385	10,312
The Blackstone Group LP	1,129,517	15,316
UBS AG (NY Shares)	412,300	5,100
		202,565
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 6.8%
Bank of Montreal (d)	53,300	$ 3,166
BB&T Corp.	1,136,432	36,411
City National Corp.	198,559	10,575
Comerica, Inc.	193,743	6,204
DBS Group Holdings Ltd.	197,164	2,224
First Niagara Financial Group, Inc.	240,865	2,153
HSBC Holdings PLC sponsored ADR	104,600	4,725
Standard Chartered PLC (United Kingdom)	385,356	9,420
SunTrust Banks, Inc.	1,287,438	31,259
U.S. Bancorp	2,015,512	64,839
UMB Financial Corp.	19,800	951
Wells Fargo & Co.	6,187,457	206,847
		378,774
Diversified Financial Services - 6.2%
Citigroup, Inc.	1,896,369	62,656
CME Group, Inc.	110,549	29,386
JPMorgan Chase & Co.	5,059,017	217,437
KKR Financial Holdings LLC	3,533,118	32,081
		341,560
Insurance - 0.8%
ACE Ltd.	59,400	4,513
MetLife, Inc.	620,459	22,355
MetLife, Inc. unit (a)	282,800	19,541
		46,409
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	214,000	6,685
Education Realty Trust, Inc.	217,100	2,447
Rayonier, Inc.	54,495	2,471
Sun Communities, Inc.	161,559	7,068
Two Harbors Investment Corp.	488,100	5,106
		23,777
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	175,288	606
Radian Group, Inc.	1,357,637	4,236
		4,842
TOTAL FINANCIALS		997,927
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.2%
Biotechnology - 1.0%
Amgen, Inc.	728,816	$ 51,826
ARIAD Pharmaceuticals, Inc. (a)	251,881	4,106
		55,932
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	72,200	4,001
St. Jude Medical, Inc.	279,306	10,815
		14,816
Health Care Providers & Services - 2.2%
Aetna, Inc.	451,373	19,878
McKesson Corp.	574,264	52,493
United Drug PLC (Ireland)	877,334	2,689
WellPoint, Inc.	713,782	48,409
		123,469
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)	634,083	10,608
Pharmaceuticals - 6.5%
Abbott Laboratories	661,527	41,054
AstraZeneca PLC sponsored ADR	12,300	540
Cardiome Pharma Corp. (a)	935,300	524
Eli Lilly & Co.	164,000	6,788
GlaxoSmithKline PLC sponsored ADR	1,015,354	46,940
Johnson & Johnson	1,295,492	84,324
Merck & Co., Inc.	2,503,079	98,221
Pfizer, Inc.	3,069,200	70,377
Sanofi SA	143,608	10,970
		359,738
TOTAL HEALTH CARE		564,563
INDUSTRIALS - 12.9%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	549,357	33,324
Meggitt PLC	487,000	3,229
MTU Aero Engines Holdings AG	54,787	4,614
Raytheon Co.	495,112	26,805
Rockwell Collins, Inc.	721,756	40,339
The Boeing Co.	488,300	37,501
United Technologies Corp.	613,800	50,111
		195,923
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	388,530	$ 23,211
United Parcel Service, Inc. Class B	502,082	39,233
		62,444
Building Products - 1.0%
Compagnie de St. Gobain	54,000	2,262
Lennox International, Inc.	411,934	17,878
Owens Corning (a)	1,007,915	34,622
		54,762
Commercial Services & Supplies - 0.6%
Healthcare Services Group, Inc.	11,948	254
Interface, Inc. Class A	667,743	9,455
Intrum Justitia AB	139,800	2,122
Republic Services, Inc.	862,477	23,606
		35,437
Electrical Equipment - 0.6%
Emerson Electric Co.	607,498	31,918
Industrial Conglomerates - 3.3%
3M Co.	4,116	368
Danaher Corp.	659,800	35,774
DCC PLC (Ireland)	134,100	3,391
General Electric Co.	5,877,014	115,072
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	1,533,560	30,656
		185,261
Machinery - 1.6%
Douglas Dynamics, Inc.	929,449	13,133
Illinois Tool Works, Inc.	192,950	11,071
Ingersoll-Rand PLC	781,175	33,216
Schindler Holding AG (participation certificate)	70,066	9,064
Stanley Black & Decker, Inc.	277,335	20,290
		86,774
Marine - 0.2%
Kuehne & Nagel International AG	69,720	8,473
Professional Services - 0.8%
Bureau Veritas SA	227,395	20,262
Michael Page International PLC	3,355,348	22,634
		42,896
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	15,500	$ 858
Trading Companies & Distributors - 0.2%
Watsco, Inc.	168,415	12,117
TOTAL INDUSTRIALS		716,863
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,187,093	44,070
Juniper Networks, Inc. (a)	597,378	12,802
QUALCOMM, Inc.	286,802	18,309
		75,181
Computers & Peripherals - 5.9%
Apple, Inc. (a)	463,964	271,058
EMC Corp. (a)	1,125,400	31,748
Hewlett-Packard Co.	988,120	24,466
		327,272
Electronic Equipment & Components - 0.0%
Premier Farnell PLC	383,979	1,338
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	147,093	89,025
IT Services - 5.9%
Accenture PLC Class A	187,410	12,172
Cognizant Technology Solutions Corp. Class A (a)	282,116	20,685
Fidelity National Information Services, Inc.	994,862	33,497
IBM Corp.	153,050	31,694
MasterCard, Inc. Class A	143,950	65,104
Paychex, Inc.	2,494,499	77,280
The Western Union Co.	1,793,720	32,969
Total System Services, Inc.	73,200	1,722
Visa, Inc. Class A	389,513	47,902
		323,025
Software - 2.7%
Intuit, Inc.	196,293	11,379
Microsoft Corp.	3,287,643	105,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	779,390	$ 22,906
Royalblue Group PLC	437,936	11,018
		150,573
TOTAL INFORMATION TECHNOLOGY		966,414
MATERIALS - 0.5%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	187,160	10,006
Syngenta AG (Switzerland)	40,410	14,172
		24,178
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	37,515	2,097
TOTAL MATERIALS		26,275
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	71,420	2,754
Cogent Communications Group, Inc. (a)	28,930	542
Koninklijke KPN NV	315,031	2,828
		6,124
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	982,201	27,335
TOTAL TELECOMMUNICATION SERVICES		33,459
UTILITIES - 2.3%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	188,162	7,308
Edison International	61,800	2,720
FirstEnergy Corp.	473,458	22,167
NextEra Energy, Inc.	147,168	9,470
PPL Corp.	414,353	11,333
		52,998
Gas Utilities - 0.1%
National Fuel Gas Co.	159,515	7,548
Multi-Utilities - 1.2%
National Grid PLC	3,455,474	37,319
PG&E Corp.	273,316	12,075
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	153,309	$ 9,925
TECO Energy, Inc.	435,248	7,843
		67,162
TOTAL UTILITIES		127,708
TOTAL COMMON STOCKS (Cost $4,920,133)		5,439,417
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	124,041	29,045
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	101,200	5,212
TOTAL CONVERTIBLE PREFERRED STOCKS		34,257
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	131,875	24,982
TOTAL PREFERRED STOCKS (Cost $60,356)		59,239
Corporate Bonds - 0.6%
	Principal Amount (000s)
Convertible Bonds - 0.5%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 5,615	4,057
Chesapeake Energy Corp. 2.5% 5/15/37	4,240	3,685
		7,742
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.3%
HeartWare International, Inc. 3.5% 12/15/17	$ 3,980	$ 4,448
Integra LifeSciences Holdings Corp. 1.625% 12/15/16 (e)	11,790	11,068
		15,516
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0.25% 3/15/16 (e)	3,790	3,496
TOTAL HEALTH CARE		19,012
TOTAL CONVERTIBLE BONDS		26,754
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 5.625% 2/15/13	8,060	7,214
TOTAL CORPORATE BONDS (Cost $33,182)		33,968
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	9,429,539	9,430
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	36,991,725	36,992
TOTAL MONEY MARKET FUNDS (Cost $46,422)		46,422
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $5,060,093)		5,579,046
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(40,918)
NET ASSETS - 100%		$ 5,538,128
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,544,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,057,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 5,615
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	148
Total	$ 159
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 746,062	$ 746,062	$ -	$ -
Consumer Staples	651,752	651,752	-	-
Energy	633,376	562,820	70,556	-
Financials	997,927	978,386	19,541	-
Health Care	593,608	582,638	10,970	-
Industrials	716,863	716,863	-	-
Information Technology	966,414	966,414	-	-
Materials	26,275	12,103	14,172	-
Telecommunication Services	33,459	33,459	-	-
Utilities	132,920	90,389	42,531	-
Corporate Bonds	33,968	-	33,968	-
Money Market Funds	46,422	46,422	-	-
Total Investments in Securities:	$ 5,579,046	$ 5,387,308	$ 191,738	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $5,091,077,000. Net unrealized appreciation aggregated $487,969,000, of which $693,439,000 related to appreciated investment securities and $205,470,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

April 30, 2012

1.800333.108

BCF-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 0.6%
Autoliv, Inc.	277,200	$ 17,392
Delphi Automotive PLC	500,700	15,366
Tenneco, Inc. (a)	642,398	19,805
TRW Automotive Holdings Corp. (a)	998,600	45,646
		98,209
Automobiles - 0.8%
Harley-Davidson, Inc.	177,600	9,294
Hyundai Motor Co.	75,033	17,827
Kia Motors Corp.	152,660	11,266
Tesla Motors, Inc. (a)(d)	2,682,954	88,886
		127,273
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(d)	221,800	13,927
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,217,400	32,541
		46,468
Hotels, Restaurants & Leisure - 5.6%
Arcos Dorados Holdings, Inc.	1,524,400	27,241
Bravo Brio Restaurant Group, Inc. (a)	750,800	15,166
Buffalo Wild Wings, Inc. (a)	53,400	4,478
Chipotle Mexican Grill, Inc. (a)	133,700	55,372
Dunkin' Brands Group, Inc.	533,300	17,263
Jubilant Foodworks Ltd. (a)	533,088	11,999
Las Vegas Sands Corp.	1,671,600	92,757
McDonald's Corp.	2,589,130	252,311
Panera Bread Co. Class A (a)	619,200	97,784
Starbucks Corp.	3,041,400	174,516
Wyndham Worldwide Corp.	736,885	37,095
Wynn Resorts Ltd.	96,400	12,860
Yum! Brands, Inc.	932,100	67,792
		866,634
Household Durables - 1.4%
D.R. Horton, Inc.	415,200	6,789
KB Home	14,700	128
Lennar Corp. Class A	1,890,752	52,449
Newell Rubbermaid, Inc.	980,000	17,836
PulteGroup, Inc. (a)	2,974,400	29,268
SodaStream International Ltd. (a)	286,400	9,838
Tempur-Pedic International, Inc. (a)	500,300	29,438
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)	1,366,400	$ 34,707
Tupperware Brands Corp.	471,300	29,357
		209,810
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	1,282,800	297,481
Expedia, Inc.	669,100	28,524
Priceline.com, Inc. (a)	151,000	114,884
		440,889
Media - 0.9%
Comcast Corp. Class A	3,922,400	118,966
Time Warner Cable, Inc.	174,500	14,039
		133,005
Multiline Retail - 1.3%
Dollar General Corp. (a)	608,800	28,894
Dollar Tree, Inc. (a)	222,500	22,619
Dollarama, Inc.	420,234	23,391
JCPenney Co., Inc.	709,700	25,592
Macy's, Inc.	2,325,400	95,388
		195,884
Specialty Retail - 4.3%
Advance Auto Parts, Inc.	35,100	3,222
Bed Bath & Beyond, Inc. (a)	504,800	35,533
Body Central Corp. (a)	378,640	11,499
Cia.Hering SA	254,600	6,318
Foot Locker, Inc.	750,000	22,943
Francescas Holdings Corp. (a)	615,300	19,290
Gap, Inc.	235,200	6,703
GNC Holdings, Inc.	220,000	8,593
Home Depot, Inc.	1,733,900	89,799
Limited Brands, Inc.	2,536,200	126,049
Lowe's Companies, Inc.	2,404,100	75,657
Ross Stores, Inc.	386,400	23,798
TJX Companies, Inc.	3,547,380	147,961
Tractor Supply Co.	71,000	6,987
Ulta Salon, Cosmetics & Fragrance, Inc.	390,800	34,461
Urban Outfitters, Inc. (a)	1,746,800	50,587
		669,400
Textiles, Apparel & Luxury Goods - 3.6%
Arezzo Industria e Comercio SA	1,681,000	26,456
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Brunello Cucinelli SpA	561,900	$ 8,926
Fossil, Inc. (a)	524,300	68,510
Gitanjali Gems Ltd.	1,983,811	12,310
Liz Claiborne, Inc. (a)(d)	2,485,111	33,300
lululemon athletica, Inc. (a)	363,531	26,952
Michael Kors Holdings Ltd.	2,118,900	96,770
Michael Kors Holdings Ltd. (f)	945,237	38,852
NIKE, Inc. Class B	822,200	91,980
PVH Corp.	898,900	79,822
Ralph Lauren Corp.	157,200	27,081
Samsonite International SA	2,379,000	4,612
Steven Madden Ltd. (a)	128,050	5,533
Tumi Holdings, Inc.	52,600	1,340
Under Armour, Inc. Class A (sub. vtg.) (a)	89,500	8,765
VF Corp.	130,000	19,767
		550,976
TOTAL CONSUMER DISCRETIONARY		3,338,548
CONSUMER STAPLES - 11.0%
Beverages - 3.7%
Anheuser-Busch InBev SA NV ADR (d)	434,100	31,524
Beam, Inc.	259,300	14,723
Dr Pepper Snapple Group, Inc.	74,500	3,023
Monster Beverage Corp. (a)	2,462,200	159,945
PepsiCo, Inc.	1,123,900	74,177
SABMiller PLC	181,900	7,642
The Coca-Cola Co.	3,729,000	284,597
		575,631
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	157,700	13,904
CVS Caremark Corp.	2,564,200	114,415
Drogasil SA	1,456,285	15,692
Wal-Mart Stores, Inc.	202,400	11,923
Walgreen Co.	260,600	9,137
Whole Foods Market, Inc.	1,369,500	113,764
		278,835
Food Products - 1.7%
Annie's, Inc.	13,200	525
Calbee, Inc. (d)	408,300	24,710
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Danone SA	396,900	$ 27,926
Green Mountain Coffee Roasters, Inc. (a)(d)	3,233,965	157,656
Kraft Foods, Inc. Class A	377,300	15,043
Mead Johnson Nutrition Co. Class A	163,300	13,972
Tata Global Beverages Ltd.	1,377,900	3,059
The Hershey Co.	113,700	7,619
The J.M. Smucker Co.	137,000	10,909
		261,419
Household Products - 0.5%
Colgate-Palmolive Co.	500,300	49,500
Kimberly-Clark Corp.	118,500	9,299
Procter & Gamble Co.	438,700	27,919
		86,718
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	750,100	49,019
Herbalife Ltd.	869,631	61,152
		110,171
Tobacco - 2.6%
Altria Group, Inc.	1,688,000	54,370
Lorillard, Inc.	772,000	104,444
Philip Morris International, Inc.	2,640,600	236,360
Souza Cruz SA	202,200	3,149
		398,323
TOTAL CONSUMER STAPLES		1,711,097
ENERGY - 7.9%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	214,500	10,993
Ensco International Ltd. ADR	204,400	11,170
Forum Energy Technologies, Inc.	97,000	2,243
Halliburton Co.	2,234,200	76,454
McDermott International, Inc. (a)	1,312,000	14,826
National Oilwell Varco, Inc.	1,232,000	93,336
Noble Corp.	190,400	7,247
Schlumberger Ltd.	2,084,200	154,523
Seadrill Ltd.	808,600	31,641
Transocean Ltd. (United States)	288,000	14,512
		416,945
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.2%
Alpha Natural Resources, Inc. (a)	2,936,499	$ 47,366
Anadarko Petroleum Corp.	997,000	72,990
Apache Corp.	309,200	29,665
Cheniere Energy, Inc. (a)	463,300	8,483
Chevron Corp.	892,400	95,094
Cobalt International Energy, Inc. (a)	822,900	22,021
EOG Resources, Inc.	283,900	31,175
Exxon Mobil Corp.	2,594,300	223,992
Golar LNG Ltd. (NASDAQ)	122,600	4,534
Hess Corp.	238,200	12,420
Marathon Petroleum Corp.	496,100	20,643
Markwest Energy Partners LP	217,100	13,059
Noble Energy, Inc.	31,100	3,089
Occidental Petroleum Corp.	1,127,100	102,814
Peabody Energy Corp.	1,451,100	45,144
Pioneer Natural Resources Co.	280,800	32,522
Plains Exploration & Production Co. (a)	636,000	25,981
Williams Companies, Inc.	254,100	8,647
		799,639
TOTAL ENERGY		1,216,584
FINANCIALS - 2.5%
Capital Markets - 0.6%
Morgan Stanley	5,794,700	100,132
Commercial Banks - 0.2%
ICICI Bank Ltd.	666,777	11,170
Punjab National Bank	133,123	2,227
UMB Financial Corp.	70,300	3,378
Wells Fargo & Co.	412,700	13,797
		30,572
Consumer Finance - 0.4%
Discover Financial Services	1,298,000	44,002
Shriram Transport Finance Co. Ltd.	1,042,803	11,340
		55,342
Diversified Financial Services - 1.1%
Citigroup, Inc.	4,095,720	135,323
JPMorgan Chase & Co.	867,900	37,302
		172,625
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Parsvnath Developers Ltd. (a)(e)	21,771,340	$ 23,460
TOTAL FINANCIALS		382,131
HEALTH CARE - 8.6%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	699,400	63,170
Alkermes PLC (a)	917,100	15,866
Alnylam Pharmaceuticals, Inc. (a)	271,500	3,092
Amylin Pharmaceuticals, Inc. (a)	2,398,000	62,132
ARIAD Pharmaceuticals, Inc. (a)	1,698,200	27,681
Biogen Idec, Inc. (a)	832,500	111,563
Clovis Oncology, Inc.	195,300	3,502
Exelixis, Inc. (a)	3,424,800	16,439
Gilead Sciences, Inc. (a)	1,108,100	57,632
Halozyme Therapeutics, Inc. (a)	450,000	3,641
InterMune, Inc. (a)	262,900	2,745
Ironwood Pharmaceuticals, Inc. Class A (a)	473,000	6,248
Medivation, Inc. (a)	149,500	12,092
Merrimack Pharmaceuticals, Inc.	265,000	2,094
Merrimack Pharmaceuticals, Inc. (f)	2,142,858	15,236
ONYX Pharmaceuticals, Inc. (a)	190,400	8,665
Regeneron Pharmaceuticals, Inc. (a)	286,600	38,766
Spectrum Pharmaceuticals, Inc. (a)(d)	1,347,100	14,320
Vertex Pharmaceuticals, Inc. (a)	924,300	35,567
ZIOPHARM Oncology, Inc. (a)	613,169	2,919
		503,370
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	553,600	13,226
Align Technology, Inc. (a)	164,700	5,223
Covidien PLC	709,000	39,158
Hologic, Inc. (a)	1,805,500	34,521
Insulet Corp. (a)	310,600	5,547
Intuitive Surgical, Inc. (a)	36,400	21,046
Mako Surgical Corp. (a)	114,700	4,738
The Cooper Companies, Inc.	730,272	64,388
William Demant Holding A/S (a)	126,000	11,894
Zeltiq Aesthetics, Inc. (d)	1,022,500	6,360
		206,101
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Apollo Hospitals Enterprise Ltd.	649,448	$ 7,773
Express Scripts Holding Co. (a)	2,273,227	126,823
Health Net, Inc. (a)	13,400	477
McKesson Corp.	1,144,400	104,610
UnitedHealth Group, Inc.	414,000	23,246
		262,929
Health Care Technology - 0.2%
athenahealth, Inc. (a)(d)	154,575	11,199
Cerner Corp. (a)	128,200	10,396
SXC Health Solutions Corp. (a)	61,900	5,614
		27,209
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	549,300	24,460
Pharmaceuticals - 2.0%
Allergan, Inc.	126,100	12,106
AVANIR Pharmaceuticals Class A (a)(d)	2,885,556	8,801
Bristol-Myers Squibb Co.	229,800	7,668
Elan Corp. PLC sponsored ADR (a)	2,231,100	30,767
Jazz Pharmaceuticals PLC (a)	143,300	7,313
Johnson & Johnson	1,154,100	75,120
Pfizer, Inc.	822,300	18,855
Questcor Pharmaceuticals, Inc. (a)(d)	985,500	44,249
Salix Pharmaceuticals Ltd. (a)	621,800	30,717
Shire PLC sponsored ADR	138,000	13,463
Valeant Pharmaceuticals International, Inc. (Canada) (a)	733,200	40,789
VIVUS, Inc. (a)	557,800	13,510
		303,358
TOTAL HEALTH CARE		1,327,427
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	869,400	52,738
Precision Castparts Corp.	612,900	108,097
The Boeing Co.	1,835,800	140,989
United Technologies Corp.	2,041,100	166,635
		468,459
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	1,650,600	128,978
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.3%
Armstrong World Industries, Inc.	664,500	$ 29,265
Owens Corning (a)	263,000	9,034
		38,299
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (a)	1,159,960	2,349
Swisher Hygiene, Inc.	935,531	1,894
		4,243
Construction & Engineering - 0.7%
Fluor Corp.	1,163,100	67,169
Foster Wheeler AG (a)	1,467,000	33,741
		100,910
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	349,400	19,238
Danaher Corp.	2,862,300	155,194
		174,432
Machinery - 3.4%
Caterpillar, Inc.	1,060,100	108,946
Chart Industries, Inc. (a)	62,800	4,800
Cummins, Inc.	870,800	100,865
Deere & Co.	248,800	20,491
Illinois Tool Works, Inc.	256,300	14,706
Ingersoll-Rand PLC	1,506,900	64,073
Jain Irrigation Systems Ltd. DVR (a)	39,000	31
Joy Global, Inc.	1,317,800	93,261
Manitowoc Co., Inc.	534,000	7,396
Stanley Black & Decker, Inc.	1,055,500	77,220
WABCO Holdings, Inc. (a)	342,400	21,581
Westport Innovations, Inc. (a)	158,100	4,949
		518,319
Marine - 0.0%
DryShips, Inc. (a)	1,425,725	4,505
Professional Services - 0.2%
Manpower, Inc.	506,800	21,590
Qualicorp SA	836,000	7,280
		28,870
Road & Rail - 0.4%
Union Pacific Corp.	565,100	63,540
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. (a)	340,400	$ 6,570
Mills Estruturas e Servicos de Engenharia SA	827,400	10,761
United Rentals, Inc. (a)	67,600	3,156
		20,487
TOTAL INDUSTRIALS		1,551,042
INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 2.4%
Aruba Networks, Inc. (a)	250,000	5,280
Juniper Networks, Inc. (a)	1,304,800	27,962
QUALCOMM, Inc.	5,235,100	334,209
		367,451
Computers & Peripherals - 11.0%
Apple, Inc. (a)	2,617,300	1,529,130
EMC Corp. (a)	2,235,500	63,063
Fusion-io, Inc.	624,335	16,014
Gemalto NV	199,873	14,894
Hewlett-Packard Co.	582,500	14,423
NetApp, Inc. (a)	1,392,800	54,082
SanDisk Corp. (a)	124,200	4,597
		1,696,203
Electronic Equipment & Components - 0.0%
InvenSense, Inc. (d)	234,000	3,763
Internet Software & Services - 6.5%
Akamai Technologies, Inc. (a)	1,202,700	39,208
Baidu.com, Inc. sponsored ADR (a)	324,200	43,021
Bankrate, Inc. (d)	600,500	14,064
Bazaarvoice, Inc. (d)	52,900	1,048
Demandware, Inc. (d)	300,000	8,175
eBay, Inc. (a)	402,900	16,539
ExactTarget, Inc.	30,900	835
Facebook, Inc. Class B (f)	636,167	19,575
Google, Inc. Class A (a)	1,109,667	671,604
IAC/InterActiveCorp	618,300	29,771
INFO Edge India Ltd.	293,110	4,257
Rackspace Hosting, Inc. (a)	1,259,600	73,170
SINA Corp. (a)(d)	340,000	19,893
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)	1,163,000	$ 13,898
Yahoo!, Inc. (a)	3,051,200	47,416
		1,002,474
IT Services - 3.2%
Accenture PLC Class A	477,700	31,027
Cognizant Technology Solutions Corp. Class A (a)	1,649,200	120,919
EPAM Systems, Inc.	303,400	6,262
IBM Corp.	36,100	7,476
MasterCard, Inc. Class A	460,500	208,270
Teradata Corp. (a)	330,500	23,062
Total System Services, Inc.	264,300	6,216
Vantiv, Inc.	427,200	9,621
VeriFone Systems, Inc. (a)	771,000	36,730
Visa, Inc. Class A	404,800	49,782
		499,365
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	757,300	26,937
Analog Devices, Inc.	333,600	13,004
Applied Micro Circuits Corp. (a)	377,944	2,109
ASML Holding NV	410,100	20,911
Avago Technologies Ltd.	2,128,000	73,373
Broadcom Corp. Class A	5,087,300	186,195
Cirrus Logic, Inc. (a)	1,376,728	37,695
Cree, Inc. (a)	768,200	23,737
Freescale Semiconductor Holdings I Ltd.	3,840,258	47,658
LSI Corp. (a)	2,473,700	19,889
Marvell Technology Group Ltd. (a)	4,887,886	73,367
Maxim Integrated Products, Inc.	591,700	17,502
Mellanox Technologies Ltd. (a)	380,700	22,305
NVIDIA Corp. (a)	4,594,873	59,733
NXP Semiconductors NV (a)	6,910,900	178,647
Samsung Electronics Co. Ltd.	7,550	9,286
		812,348
Software - 7.2%
Activision Blizzard, Inc.	6,140,000	79,022
Allot Communications Ltd. (a)	672,624	16,506
Ariba, Inc. (a)	506,800	19,360
Aspen Technology, Inc. (a)	134,800	2,666
BroadSoft, Inc. (a)	595,300	25,485
Check Point Software Technologies Ltd. (a)	1,197,500	69,611
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	1,527,500	$ 130,769
Guidewire Software, Inc.	297,400	8,095
Infoblox, Inc.	56,700	1,157
Informatica Corp. (a)	505,400	23,259
Jive Software, Inc. (d)	533,500	12,703
Microsoft Corp.	8,075,500	258,578
Oracle Corp.	2,604,000	76,532
Proofpoint, Inc. (d)	45,600	597
QLIK Technologies, Inc. (a)	724,348	20,868
Red Hat, Inc. (a)	1,020,700	60,844
salesforce.com, Inc. (a)	1,333,165	207,614
SolarWinds, Inc. (a)	40,200	1,886
Splunk, Inc.	240,100	8,151
VMware, Inc. Class A (a)	834,500	93,230
		1,116,933
TOTAL INFORMATION TECHNOLOGY		5,498,537
MATERIALS - 2.3%
Chemicals - 1.8%
Airgas, Inc.	35,200	3,226
Albemarle Corp.	266,300	17,389
CF Industries Holdings, Inc.	158,300	30,561
Dow Chemical Co.	621,200	21,046
E.I. du Pont de Nemours & Co.	1,638,100	87,573
LyondellBasell Industries NV Class A	1,121,800	46,869
Monsanto Co.	564,700	43,019
Westlake Chemical Corp. (d)	586,900	37,532
		287,215
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	190,200	11,855
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,452,700	55,638
TOTAL MATERIALS		354,708
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Communications Corp. Class A (a)	120,800	$ 6,492
TOTAL COMMON STOCKS (Cost $10,900,436)		15,386,566
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $52,053)	469,300	88,902
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.14% (b)	15,050,901	15,051
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	308,762,946	308,763
TOTAL MONEY MARKET FUNDS (Cost $323,814)		323,814
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $11,276,303)		15,799,282
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(317,143)
NET ASSETS - 100%		$ 15,482,139
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,663,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 15,909
Merrimack Pharmaceuticals	3/31/11	$ 15,000
Michael Kors Holdings Ltd.	7/8/11	$ 11,456
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	2,608
Total	$ 2,639
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 22,924	$ -	$ -	$ -	$ 23,460
Spectrum Pharmaceuticals, Inc.	-	42,886	19,181	-	-
Total	$ 22,924	$ 42,886	$ 19,181	$ -	$ 23,460
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,427,450	$ 3,388,598	$ 38,852	$ -
Consumer Staples	1,711,097	1,686,387	24,710	-
Energy	1,216,584	1,216,584	-	-
Financials	382,131	368,734	13,397	-
Health Care	1,327,427	1,312,191	15,236	-
Industrials	1,551,042	1,546,799	4,243	-
Information Technology	5,498,537	5,478,962	-	19,575
Materials	354,708	354,708	-	-
Telecommunication Services	6,492	6,492	-	-
Money Market Funds	323,814	323,814	-	-
Total Investments in Securities:	$ 15,799,282	$ 15,683,269	$ 96,438	$ 19,575
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 45,904
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,671
Cost of Purchases	-
Proceeds of Sales	(30,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 19,575
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 3,671

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $11,336,005,000. Net unrealized appreciation aggregated $4,463,277,000, of which $4,736,132,000 related to appreciated investment securities and $272,855,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund
Small Cap Value

Class F

April 30, 2012

1.815774.107

SCV-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Diversified Consumer Services - 2.6%
Regis Corp. (e)	3,795,824	$ 69,653,370
Household Durables - 6.6%
Ethan Allen Interiors, Inc.	567,112	13,156,998
KB Home (d)	3,300,000	28,644,000
M.D.C. Holdings, Inc. (d)	1,974,300	55,497,573
Meritage Homes Corp. (a)	1,286,160	36,514,082
Ryland Group, Inc. (d)	1,906,237	42,909,395
		176,722,048
Media - 1.1%
Valassis Communications, Inc. (a)	1,484,641	29,692,820
Specialty Retail - 3.1%
Asbury Automotive Group, Inc. (a)	965,159	26,947,239
Ascena Retail Group, Inc. (a)	1,621,400	33,206,272
Tsutsumi Jewelry Co. Ltd.	791,400	23,151,233
		83,304,744
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc. (a)	1,100,000	31,042,000
TOTAL CONSUMER DISCRETIONARY		390,414,982
CONSUMER STAPLES - 3.8%
Food Products - 2.6%
Chiquita Brands International, Inc. (a)(e)	2,916,210	24,787,785
Dean Foods Co. (a)	3,600,000	44,208,000
		68,995,785
Household Products - 1.2%
Spectrum Brands Holdings, Inc. (a)	937,476	32,352,297
TOTAL CONSUMER STAPLES		101,348,082
ENERGY - 3.2%
Energy Equipment & Services - 1.5%
Superior Energy Services, Inc. (a)	1,466,700	39,483,564
Oil, Gas & Consumable Fuels - 1.7%
Berry Petroleum Co. Class A	1,025,000	46,688,750
TOTAL ENERGY		86,172,314
Common Stocks - continued
	Shares	Value
FINANCIALS - 36.2%
Capital Markets - 4.7%
Knight Capital Group, Inc. Class A (a)	3,454,903	$ 45,397,425
Monex Beans Holdings, Inc. (f)	139,737	27,753,003
Waddell & Reed Financial, Inc. Class A	1,610,000	51,487,800
		124,638,228
Commercial Banks - 11.5%
Associated Banc-Corp.	4,432,650	59,087,225
CapitalSource, Inc.	6,548,461	42,237,573
City National Corp.	784,900	41,803,774
National Penn Bancshares, Inc.	4,266,604	39,338,089
PacWest Bancorp (e)	1,857,600	44,248,032
TCF Financial Corp.	6,739,200	77,298,624
Western Liberty Bancorp (a)(e)	1,000,000	2,950,000
		306,963,317
Insurance - 7.6%
Alterra Capital Holdings Ltd.	2,337,411	55,934,245
Aspen Insurance Holdings Ltd.	1,920,200	54,380,064
Platinum Underwriters Holdings Ltd.	1,694,139	62,039,370
ProAssurance Corp.	350,000	30,831,500
		203,185,179
Real Estate Investment Trusts - 7.3%
DCT Industrial Trust, Inc.	12,180,586	72,230,875
Franklin Street Properties Corp.	3,160,000	31,821,200
Highwoods Properties, Inc. (SBI)	1,720,330	59,747,061
National Retail Properties, Inc.	1,140,000	31,213,200
		195,012,336
Real Estate Management & Development - 1.1%
Forestar Group, Inc. (a)(e)	1,996,875	30,711,938
Thrifts & Mortgage Finance - 4.0%
Astoria Financial Corp. (d)(e)	5,418,152	52,501,893
Washington Federal, Inc.	3,086,175	54,131,510
		106,633,403
TOTAL FINANCIALS		967,144,401
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.0%
Integra LifeSciences Holdings Corp. (a)	680,775	25,345,253
Health Care Providers & Services - 5.3%
Chemed Corp.	465,200	28,070,168
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	779,700	$ 54,766,128
Team Health Holdings, Inc. (a)	2,787,898	60,051,323
		142,887,619
TOTAL HEALTH CARE		168,232,872
INDUSTRIALS - 13.4%
Commercial Services & Supplies - 6.9%
ACCO Brands Corp. (a)	1,870,000	19,728,500
HNI Corp. (d)(e)	2,674,619	64,511,810
Knoll, Inc.	1,712,898	25,333,761
Quad/Graphics, Inc. (d)	1,414,900	19,016,256
United Stationers, Inc.	1,980,800	56,175,488
		184,765,815
Electrical Equipment - 0.7%
GrafTech International Ltd. (a)	1,632,688	19,167,757
Machinery - 2.2%
Blount International, Inc. (a)(e)	2,604,723	42,118,371
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,047,872	15,539,942
		57,658,313
Trading Companies & Distributors - 3.6%
H&E Equipment Services, Inc. (a)	992,000	19,145,600
WESCO International, Inc. (a)	1,153,633	76,589,695
		95,735,295
TOTAL INDUSTRIALS		357,327,180
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 2.1%
Polycom, Inc. (a)	710,112	9,423,186
ViaSat, Inc. (a)	984,472	47,549,998
		56,973,184
Electronic Equipment & Components - 6.5%
Ingram Micro, Inc. Class A (a)	2,853,100	55,521,326
Macnica, Inc.	677,400	15,800,436
Ryoyo Electro Corp. (e)	1,972,700	21,832,512
SYNNEX Corp. (a)	784,210	29,870,559
Tech Data Corp. (a)	964,600	51,885,834
		174,910,667
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
j2 Global, Inc. (d)	813,904	$ 21,023,140
Semiconductors & Semiconductor Equipment - 0.5%
Miraial Co. Ltd. (e)	720,200	12,936,680
Software - 1.4%
Monotype Imaging Holdings, Inc. (a)(e)	2,622,574	37,214,325
TOTAL INFORMATION TECHNOLOGY		303,057,996
MATERIALS - 4.6%
Chemicals - 0.9%
PolyOne Corp.	1,750,000	24,255,000
Metals & Mining - 3.7%
Carpenter Technology Corp.	409,380	22,786,091
Haynes International, Inc.	496,108	30,942,256
RTI International Metals, Inc. (a)(e)	1,875,205	46,036,283
		99,764,630
TOTAL MATERIALS		124,019,630
UTILITIES - 4.9%
Electric Utilities - 1.9%
Westar Energy, Inc.	1,760,000	50,494,400
Gas Utilities - 3.0%
Southwest Gas Corp.	836,756	35,160,487
UGI Corp.	1,502,654	43,847,444
		79,007,931
TOTAL UTILITIES		129,502,331
TOTAL COMMON STOCKS (Cost $2,171,741,604)		2,627,219,788
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	12,584,208
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
DDR Corp. Series H, 7.375%	818,790	$ 20,527,065
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		33,111,273
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.14% (b)	13,793,731	13,793,731
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	20,641,825	20,641,825
TOTAL MONEY MARKET FUNDS (Cost $34,435,556)		34,435,556
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,226,531,930)	2,694,766,617
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(22,844,041)
NET ASSETS - 100%	$ 2,671,922,576
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,649
Fidelity Securities Lending Cash Central Fund	110,883
Total	$ 119,532
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 56,131,471	$ 5,135,258	$ -	$ 2,061,079	$ 52,501,893
Blount International, Inc.	43,316,543	-	-	-	42,118,371
Chiquita Brands International, Inc.	24,519,456	7,698,539	-	-	24,787,785
Columbus McKinnon Corp. (NY Shares)	15,792,000	1,137,487	-	-	15,539,942
DCT Industrial Trust, Inc.	74,961,776	-	7,151,583	2,561,423	-
Forestar Group, Inc.	-	24,473,760	-	-	30,711,938
H&E Equipment Services, Inc.	29,272,896	2,743,497	34,273,157	-	-
Haynes International, Inc.	42,301,857	-	8,879,973	337,509	-
HNI Corp.	49,131,621	18,981,945	17,053,493	1,897,797	64,511,810
Ingles Markets, Inc. Class A	10,225,970	-	9,904,080	78,182	-
M.D.C. Holdings, Inc.	54,813,423	-	11,538,174	1,818,225	-
Miraial Co. Ltd.	15,046,860	-	-	259,439	12,936,680
Monotype Imaging Holdings, Inc.	35,396,690	549,189	-	-	37,214,325
PacWest Bancorp	36,873,360	-	-	687,312	44,248,032
Providence Service Corp.	12,045,466	-	15,255,161	-	-
Regis Corp.	60,080,486	-	4,464,726	725,248	69,653,370
RTI International Metals, Inc.	27,932,874	27,009,845	3,701,784	-	46,036,283
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ryoyo Electro Corp.	$ 19,684,709	$ -	$ -	$ 355,315	$ 21,832,512
Western Liberty Bancorp	7,248,000	-	3,576,868	-	2,950,000
Total	$ 614,775,458	$ 87,729,520	$ 115,798,999	$ 10,781,529	$ 465,042,941
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 402,999,190	$ 379,847,957	$ 23,151,233	$ -
Consumer Staples	101,348,082	101,348,082	-	-
Energy	86,172,314	86,172,314	-	-
Financials	987,671,466	959,918,463	27,753,003	-
Health Care	168,232,872	168,232,872	-	-
Industrials	357,327,180	357,327,180	-	-
Information Technology	303,057,996	252,488,368	50,569,628	-
Materials	124,019,630	124,019,630	-	-
Utilities	129,502,331	129,502,331	-	-
Money Market Funds	34,435,556	34,435,556	-	-
Total Investments in Securities:	$ 2,694,766,617	$ 2,593,292,753	$ 101,473,864	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,227,631,358. Net unrealized appreciation aggregated $467,135,259, of which $564,366,272 related to appreciated investment securities and $97,231,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

April 30, 2012

1.800334.108

BCV-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Household Durables - 1.7%
Garmin Ltd. (d)	112,156	$ 5,285,912
Media - 1.6%
Time Warner, Inc.	47,232	1,769,311
Washington Post Co. Class B (d)	8,729	3,301,046
		5,070,357
Multiline Retail - 3.2%
JCPenney Co., Inc. (d)	259,557	9,359,625
Target Corp.	14,267	826,630
		10,186,255
TOTAL CONSUMER DISCRETIONARY		20,542,524
CONSUMER STAPLES - 9.5%
Beverages - 2.6%
Grupo Modelo SAB de CV Series C	1,159,239	8,185,198
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	17,461	779,110
Wal-Mart Stores, Inc.	70,100	4,129,591
Walgreen Co.	93,676	3,284,281
		8,192,982
Food Products - 1.9%
Kraft Foods, Inc. Class A	150,355	5,994,654
Household Products - 2.4%
Procter & Gamble Co.	119,231	7,587,861
TOTAL CONSUMER STAPLES		29,960,695
ENERGY - 11.5%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	68,359	3,503,399
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	102,641	1,655,599
Anadarko Petroleum Corp.	52,003	3,807,140
Apache Corp.	12,200	1,170,468
Chevron Corp.	92,433	9,849,660
Exxon Mobil Corp.	80,758	6,972,646
Marathon Petroleum Corp.	16,027	666,883
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	62,316	$ 5,684,466
Williams Companies, Inc.	81,975	2,789,609
		32,596,471
TOTAL ENERGY		36,099,870
FINANCIALS - 26.7%
Capital Markets - 4.8%
Ameriprise Financial, Inc.	13,100	710,151
Bank of New York Mellon Corp.	94,700	2,239,655
E*TRADE Financial Corp. (a)	515,552	5,480,318
Goldman Sachs Group, Inc.	16,047	1,847,812
Lazard Ltd. Class A	25,602	704,311
Morgan Stanley	66,053	1,141,396
State Street Corp.	63,370	2,928,961
		15,052,604
Commercial Banks - 8.3%
Aozora Bank Ltd.	2,214,000	5,678,785
Fifth Third Bancorp	173,300	2,466,059
KeyCorp	602,359	4,842,966
U.S. Bancorp	99,798	3,210,502
Wells Fargo & Co.	237,798	7,949,587
Zions Bancorporation	104,537	2,131,509
		26,279,408
Consumer Finance - 0.7%
Capital One Financial Corp.	38,100	2,113,788
Diversified Financial Services - 6.7%
Bank of America Corp.	283,235	2,297,036
Citigroup, Inc.	342,430	11,313,887
JPMorgan Chase & Co.	178,616	7,676,916
		21,287,839
Insurance - 5.1%
Allstate Corp.	26,400	879,912
Assurant, Inc.	27,200	1,097,248
Berkshire Hathaway, Inc. Class B (a)	25,421	2,045,119
MetLife, Inc.	66,755	2,405,183
RenaissanceRe Holdings Ltd.	22,752	1,776,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	51,816	$ 3,786,195
XL Group PLC Class A	186,624	4,014,282
		16,003,960
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co.	100,522	2,046,628
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	479,299	1,495,413
TOTAL FINANCIALS		84,279,640
HEALTH CARE - 15.9%
Biotechnology - 0.9%
Amgen, Inc.	41,300	2,936,843
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. (a)	69,619	1,803,828
Health Care Providers & Services - 0.5%
Omnicare, Inc.	50,100	1,745,484
Pharmaceuticals - 13.9%
Eli Lilly & Co.	59,049	2,444,038
Johnson & Johnson	138,279	9,000,580
Merck & Co., Inc.	272,395	10,688,780
Pfizer, Inc.	631,553	14,481,511
Sanofi SA sponsored ADR (d)	186,936	7,137,216
		43,752,125
TOTAL HEALTH CARE		50,238,280
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.4%
Textron, Inc.	160,663	4,280,062
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	39,950	1,751,009
Industrial Conglomerates - 3.0%
General Electric Co.	480,075	9,399,869
Machinery - 1.0%
Fiat Industrial SpA	272,729	3,094,101
TOTAL INDUSTRIALS		18,525,041
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 3.6%
Cisco Systems, Inc.	254,307	$ 5,124,286
Comverse Technology, Inc. (a)	987,119	6,366,918
		11,491,204
Computers & Peripherals - 2.5%
Hewlett-Packard Co.	321,636	7,963,707
Electronic Equipment & Components - 1.6%
Corning, Inc.	351,299	5,041,141
Office Electronics - 1.1%
Xerox Corp.	423,794	3,297,117
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	878,795	6,467,931
Software - 0.5%
Microsoft Corp.	51,558	1,650,887
TOTAL INFORMATION TECHNOLOGY		35,911,987
MATERIALS - 1.4%
Metals & Mining - 1.4%
Newmont Mining Corp.	89,840	4,280,876
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	120,453	3,964,108
CenturyLink, Inc.	30,300	1,168,368
Verizon Communications, Inc.	99,838	4,031,458
		9,163,934
UTILITIES - 5.3%
Electric Utilities - 4.4%
Edison International	9,600	422,496
Exelon Corp.	126,483	4,934,102
FirstEnergy Corp.	88,457	4,141,557
NextEra Energy, Inc.	68,765	4,425,028
		13,923,183
Multi-Utilities - 0.9%
Sempra Energy	41,300	2,673,762
TOTAL UTILITIES		16,596,945
TOTAL COMMON STOCKS (Cost $316,310,319)		305,599,792
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 7/5/12 (Cost $449,934)	$ 450,000	$ 449,939
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	8,431,654	8,431,654
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	22,438,998	22,438,998
TOTAL MONEY MARKET FUNDS (Cost $30,870,652)		30,870,652
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $347,630,905)		336,920,383
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(21,684,615)
NET ASSETS - 100%		$ 315,235,768
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,944
Fidelity Securities Lending Cash Central Fund	156,597
Total	$ 169,541
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,542,524	$ 20,542,524	$ -	$ -
Consumer Staples	29,960,695	29,960,695	-	-
Energy	36,099,870	36,099,870	-	-
Financials	84,279,640	78,600,855	5,678,785	-
Health Care	50,238,280	50,238,280	-	-
Industrials	18,525,041	18,525,041	-	-
Information Technology	35,911,987	35,911,987	-	-
Materials	4,280,876	4,280,876	-	-
Telecommunication Services	9,163,934	9,163,934	-	-
Utilities	16,596,945	16,596,945	-	-
U.S. Government and Government Agency Obligations	449,939	-	449,939	-
Money Market Funds	30,870,652	30,870,652	-	-
Total Investments in Securities:	$ 336,920,383	$ 330,791,659	$ 6,128,724	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $354,850,466. Net unrealized depreciation aggregated $17,930,083, of which $17,755,187 related to appreciated investment securities and $35,685,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Opportunities Fund

April 30, 2012

1.847958.105

SMO-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.8%
Tenneco, Inc. (a)	533,486	$ 16,447,373
Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	182,812	10,515,346
Life Time Fitness, Inc. (a)	320,899	14,941,057
Wyndham Worldwide Corp.	302,400	15,222,816
		40,679,219
Household Durables - 1.8%
iRobot Corp. (a)(d)	419,883	9,913,438
La-Z-Boy, Inc. (a)	673,890	10,155,522
Skullcandy, Inc. (a)(d)	567,393	9,146,375
Tempur-Pedic International, Inc. (a)	179,606	10,568,017
		39,783,352
Media - 0.8%
John Wiley & Sons, Inc. Class A	263,934	11,927,177
MDC Partners, Inc. Class A (sub. vtg.)	548,300	5,658,456
		17,585,633
Multiline Retail - 0.6%
Dollarama, Inc.	254,066	14,141,786
Specialty Retail - 5.1%
Ascena Retail Group, Inc. (a)	933,760	19,123,405
DSW, Inc. Class A	271,958	15,300,357
Express, Inc. (a)	678,883	16,035,216
Fourlis Holdings SA (a)	112,062	176,534
GameStop Corp. Class A	453,600	10,323,936
Jos. A. Bank Clothiers, Inc. (a)	281,275	13,374,626
Shoe Carnival, Inc. (a)	617,724	12,008,555
Signet Jewelers Ltd.	314,300	15,328,411
Ulta Salon, Cosmetics & Fragrance, Inc.	139,148	12,270,071
		113,941,111
Textiles, Apparel & Luxury Goods - 2.2%
Iconix Brand Group, Inc. (a)	598,910	9,187,279
PVH Corp.	165,000	14,652,000
Steven Madden Ltd. (a)	366,161	15,821,817
Vera Bradley, Inc. (a)(d)	308,198	8,006,984
		47,668,080
TOTAL CONSUMER DISCRETIONARY		290,246,554
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Monster Beverage Corp. (a)	123,900	$ 8,048,544
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	228,440	12,872,594
Fresh Market, Inc. (a)(d)	161,186	8,247,888
United Natural Foods, Inc. (a)	224,055	11,043,671
		32,164,153
Food Products - 0.6%
Calavo Growers, Inc.	224,743	6,445,629
Green Mountain Coffee Roasters, Inc. (a)	142,800	6,961,500
		13,407,129
Personal Products - 0.9%
Elizabeth Arden, Inc. (a)	239,584	9,338,984
Nu Skin Enterprises, Inc. Class A	212,807	11,342,613
		20,681,597
TOTAL CONSUMER STAPLES		74,301,423
ENERGY - 6.2%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	254,000	11,259,820
Total Energy Services, Inc.	659,450	9,820,814
		21,080,634
Oil, Gas & Consumable Fuels - 5.2%
Atlas Pipeline Partners, LP	479,329	16,757,342
Berry Petroleum Co. Class A	349,446	15,917,265
Cheniere Energy, Inc. (a)	530,533	9,714,059
Cloud Peak Energy, Inc. (a)	710,700	10,937,673
Energen Corp.	73,538	3,851,920
Petroleum Development Corp. (a)	442,178	15,206,501
Stone Energy Corp. (a)	571,600	16,033,380
Targa Resources Corp.	358,900	17,259,501
Western Refining, Inc. (d)	552,860	10,531,983
		116,209,624
TOTAL ENERGY		137,290,258
FINANCIALS - 22.0%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	92,500	10,509,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	1,125,277	$ 17,891,904
Knight Capital Group, Inc. Class A (a)	1,284,585	16,879,447
Waddell & Reed Financial, Inc. Class A	636,241	20,346,987
		65,628,188
Commercial Banks - 6.3%
Associated Banc-Corp.	1,167,128	15,557,816
Bank of the Ozarks, Inc.	601,305	18,580,325
BBCN Bancorp, Inc. (a)	1,611,197	17,690,943
Bridge Capital Holdings (a)	191,626	2,929,962
Cathay General Bancorp	743,324	12,800,039
City National Corp.	343,211	18,279,418
Columbia Banking Systems, Inc.	813,983	16,678,512
National Penn Bancshares, Inc.	2,257,716	20,816,142
PacWest Bancorp	716,839	17,075,105
		140,408,262
Insurance - 3.3%
Allied World Assurance Co. Holdings Ltd.	257,600	18,536,896
Alterra Capital Holdings Ltd.	845,711	20,237,864
Amerisafe, Inc. (a)	664,700	17,760,784
ProAssurance Corp.	180,576	15,906,940
		72,442,484
Real Estate Investment Trusts - 8.7%
American Assets Trust, Inc.	954,000	22,428,540
Colonial Properties Trust (SBI)	1,155,089	25,839,341
DCT Industrial Trust, Inc.	3,474,600	20,604,378
Glimcher Realty Trust	2,488,305	24,609,336
Highwoods Properties, Inc. (SBI)	634,200	22,025,766
Home Properties, Inc.	452,449	27,622,014
National Retail Properties, Inc. (d)	991,000	27,133,580
Ramco-Gershenson Properties Trust (SBI)	1,951,350	23,494,254
		193,757,209
Thrifts & Mortgage Finance - 0.7%
Washington Federal, Inc.	898,150	15,753,551
TOTAL FINANCIALS		487,989,694
HEALTH CARE - 11.1%
Biotechnology - 4.5%
Achillion Pharmaceuticals, Inc. (a)	538,616	3,581,796
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)	154,325	$ 1,757,762
ARIAD Pharmaceuticals, Inc. (a)	770,820	12,564,366
BioMarin Pharmaceutical, Inc. (a)	181,294	6,290,902
Dynavax Technologies Corp. (a)	1,779,559	8,915,591
Infinity Pharmaceuticals, Inc. (a)(d)	679,644	9,175,194
Isis Pharmaceuticals, Inc. (a)	717,972	5,743,776
Medivation, Inc. (a)	100,100	8,096,088
Merrimack Pharmaceuticals, Inc.	40,800	322,320
Merrimack Pharmaceuticals, Inc. (f)	380,800	2,707,488
Neurocrine Biosciences, Inc. (a)	88,621	658,454
OncoGenex Pharmaceuticals, Inc. (a)	371,471	4,829,123
Rigel Pharmaceuticals, Inc. (a)	490,000	3,787,700
Synageva BioPharma Corp. (a)	208,813	7,930,718
Targacept, Inc. (a)	1,044,883	4,963,194
Theravance, Inc. (a)(d)	428,531	9,273,411
Threshold Pharmaceuticals, Inc. (a)	628,528	4,575,684
XOMA Corp. (a)(d)	1,740,841	5,031,030
		100,204,597
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	541,733	17,178,353
Analogic Corp.	52,243	3,563,495
Cerus Corp. (a)(d)	2,487,278	9,799,875
Conceptus, Inc. (a)	372,887	6,999,089
ICU Medical, Inc. (a)	33,200	1,742,668
Natus Medical, Inc. (a)	455,410	5,574,218
NxStage Medical, Inc. (a)	198,237	3,370,029
Sirona Dental Systems, Inc. (a)	139,575	7,049,933
		55,277,660
Health Care Providers & Services - 2.4%
Air Methods Corp. (a)	101,344	8,524,044
Centene Corp. (a)	273,447	10,825,767
Corvel Corp. (a)	204,920	8,911,971
Humana, Inc.	99,872	8,057,673
MEDNAX, Inc. (a)	127,362	8,945,907
Wellcare Health Plans, Inc. (a)	130,375	7,976,343
		53,241,705
Health Care Technology - 0.3%
Epocrates, Inc. (a)	857,689	6,981,588
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Biodelivery Sciences International, Inc. (a)(d)	873,738	$ 3,320,204
Luminex Corp. (a)	328,345	8,221,759
		11,541,963
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	142,000	7,246,260
Optimer Pharmaceuticals, Inc. (a)(d)	193,113	2,858,072
ViroPharma, Inc. (a)	323,378	7,033,472
XenoPort, Inc. (a)	552,700	2,525,839
		19,663,643
TOTAL HEALTH CARE		246,911,156
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	163,149	8,695,842
Teledyne Technologies, Inc. (a)	349,149	22,562,008
		31,257,850
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	573,900	9,566,913
Building Products - 1.1%
AAON, Inc.	538,250	10,980,300
Armstrong World Industries, Inc.	286,674	12,625,123
		23,605,423
Commercial Services & Supplies - 1.7%
Swisher Hygiene, Inc.	961,491	1,947,019
Sykes Enterprises, Inc. (a)	619,098	9,812,703
Tetra Tech, Inc. (a)	501,913	13,401,077
United Stationers, Inc.	450,000	12,762,000
		37,922,799
Construction & Engineering - 0.9%
Foster Wheeler AG (a)	462,028	10,626,644
MasTec, Inc. (a)	596,310	10,369,831
		20,996,475
Electrical Equipment - 1.5%
General Cable Corp. (a)	577,285	16,995,270
GrafTech International Ltd. (a)	668,503	7,848,225
II-VI, Inc. (a)	456,848	9,324,268
		34,167,763
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	247,900	$ 13,649,374
Machinery - 2.7%
Actuant Corp. Class A	505,531	13,785,830
Altra Holdings, Inc. (a)	479,543	8,766,046
CLARCOR, Inc.	312,786	15,019,984
TriMas Corp. (a)	468,097	10,302,815
Wabtec Corp.	151,754	11,803,426
		59,678,101
Marine - 0.4%
DryShips, Inc. (a)(d)	2,677,703	8,461,541
Professional Services - 3.0%
Advisory Board Co. (a)	159,932	14,579,401
Equifax, Inc.	299,300	13,713,926
Manpower, Inc.	286,800	12,217,680
Stantec, Inc.	503,200	16,439,650
Towers Watson & Co.	136,500	8,927,100
		65,877,757
Trading Companies & Distributors - 1.4%
Interline Brands, Inc. (a)	683,593	14,382,797
Watsco, Inc.	234,777	16,892,205
		31,275,002
TOTAL INDUSTRIALS		336,458,998
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 3.0%
Acme Packet, Inc. (a)	391,500	10,989,405
Brocade Communications Systems, Inc. (a)	2,863,417	15,863,330
Ixia (a)	1,043,708	13,150,721
NETGEAR, Inc. (a)	212,513	8,181,751
Polycom, Inc. (a)	827,026	10,974,635
Riverbed Technology, Inc. (a)	410,248	8,094,193
		67,254,035
Computers & Peripherals - 2.5%
NCR Corp. (a)	577,200	13,564,200
Quantum Corp. (a)	6,566,845	15,629,091
Super Micro Computer, Inc. (a)	984,260	17,372,189
Synaptics, Inc. (a)	312,521	9,597,520
		56,163,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
Fabrinet (a)	937,939	$ 15,776,134
Internet Software & Services - 2.8%
Constant Contact, Inc. (a)(d)	186,789	4,514,690
InfoSpace, Inc. (a)	873,036	9,716,891
QuinStreet, Inc. (a)	849,786	8,931,251
Rackspace Hosting, Inc. (a)	131,099	7,615,541
VeriSign, Inc.	339,499	13,956,804
Web.com, Inc. (a)	1,264,318	16,372,918
		61,108,095
IT Services - 1.1%
Euronet Worldwide, Inc. (a)	853,917	18,470,225
HiSoft Technology International Ltd. ADR (a)(d)	386,924	5,502,059
		23,972,284
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	731,061	5,380,609
Cirrus Logic, Inc. (a)	108,500	2,970,730
Cymer, Inc. (a)	160,200	8,304,768
Entegris, Inc. (a)	629,230	5,568,686
Marvell Technology Group Ltd. (a)	681,856	10,234,659
Micron Technology, Inc. (a)	931,088	6,135,870
ON Semiconductor Corp. (a)	887,832	7,333,492
RF Micro Devices, Inc. (a)	2,267,300	9,817,409
Spansion, Inc. Class A (a)	686,476	8,278,901
		64,025,124
Software - 3.4%
Aspen Technology, Inc. (a)	405,873	8,028,168
BroadSoft, Inc. (a)(d)	213,377	9,134,669
Gameloft (a)	596,215	3,709,566
JDA Software Group, Inc. (a)	167,333	4,832,577
Kenexa Corp. (a)	214,250	6,999,548
Mentor Graphics Corp. (a)	682,016	9,855,131
Micro Focus International PLC	920,571	6,956,896
Parametric Technology Corp. (a)	773,497	16,692,065
Synchronoss Technologies, Inc. (a)	315,844	9,885,917
		76,094,537
TOTAL INFORMATION TECHNOLOGY		364,393,209
Common Stocks - continued
	Shares	Value
MATERIALS - 4.3%
Chemicals - 1.3%
Cabot Corp.	379,797	$ 16,380,645
Kraton Performance Polymers, Inc. (a)	487,139	12,665,614
		29,046,259
Containers & Packaging - 1.0%
Aptargroup, Inc.	191,650	10,446,842
Rock-Tenn Co. Class A	187,800	11,705,574
		22,152,416
Metals & Mining - 2.0%
Carpenter Technology Corp.	215,887	12,016,270
Coeur d'Alene Mines Corp. (a)	459,000	9,891,450
Compass Minerals International, Inc.	201,800	15,441,736
HudBay Minerals, Inc.	658,300	6,931,228
		44,280,684
TOTAL MATERIALS		95,479,359
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	37,688	3,134,511
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)(d)	8,175,336	11,976,867
MetroPCS Communications, Inc. (a)	182,800	1,334,440
NII Holdings, Inc. (a)	157,396	2,202,757
		15,514,064
TOTAL TELECOMMUNICATION SERVICES		18,648,575
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	314,300	12,823,440
Empire District Electric Co.	392,023	8,044,312
IDACORP, Inc.	238,393	9,712,131
PNM Resources, Inc.	421,451	7,906,421
		38,486,304
Gas Utilities - 0.9%
Atmos Energy Corp.	261,737	8,527,391
Northwest Natural Gas Co.	239,181	10,930,572
		19,457,963
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	237,400	$ 8,432,448
TOTAL UTILITIES		66,376,715
TOTAL COMMON STOCKS (Cost $1,794,841,521)		2,118,095,941
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f) (Cost $1,738,254)	353,944	1,738,254
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 5/24/12 to 7/12/12 (e) (Cost $2,749,773)	$ 2,750,000	2,749,789
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	86,801,708	86,801,708
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	47,840,150	47,840,150
TOTAL MONEY MARKET FUNDS (Cost $134,641,858)		134,641,858
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,933,971,406)		2,257,225,842
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(35,298,691)
NET ASSETS - 100%		$ 2,221,927,151
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
105 E-mini Russell 2000 Index Contracts	June 2012	$ 8,556,450	$ 142,908

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,866.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,445,742 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,738,254
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,665,600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86,211
Fidelity Securities Lending Cash Central Fund	1,365,432
Total	$ 1,451,643
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Liberty Bancorp	$ 3,020,000	$ -	$ 2,360,204	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 290,246,554	$ 290,246,554	$ -	$ -
Consumer Staples	74,301,423	74,301,423	-	-
Energy	137,290,258	137,290,258	-	-
Financials	487,989,694	487,989,694	-	-
Health Care	248,649,410	244,203,668	2,707,488	1,738,254
Industrials	336,458,998	334,511,979	1,947,019	-
Information Technology	364,393,209	364,393,209	-	-
Materials	95,479,359	95,479,359	-	-
Telecommunication Services	18,648,575	18,648,575	-	-
Utilities	66,376,715	66,376,715	-	-
U.S. Government and Government Agency Obligations	2,749,789	-	2,749,789	-
Money Market Funds	134,641,858	134,641,858	-	-
Total Investments in Securities:	$ 2,257,225,842	$ 2,248,083,292	$ 7,404,296	$ 1,738,254
Derivative Instruments:
Assets
Futures Contracts	$ 142,908	$ 142,908	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,665,600
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,738,254
Proceeds of Sales	(2,665,600)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,738,254
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,938,197,247. Net unrealized appreciation aggregated $319,028,595, of which $407,612,839 related to appreciated investment securities and $88,584,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Real Estate Income Fund
Class A
Class T
Class C
Institutional Class
April 30, 2012

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Real Estate Income Fund

1.907554.102

REIA-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 22.3%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
NVR, Inc. (a)	6,700	$ 5,252,398
Standard Pacific Corp. (a)(f)	3,375,200	17,078,512
Stanley Martin Communities LLC Class B (a)	4,620	3,966,131
Toll Brothers, Inc. (a)	183,100	4,650,740
		30,947,781
FINANCIALS - 19.7%
Capital Markets - 0.2%
HFF, Inc. (a)	243,214	3,974,117
Real Estate Investment Trusts - 19.1%
Acadia Realty Trust (SBI)	1,694,649	39,281,964
American Campus Communities, Inc.	87,200	3,876,040
American Tower Corp.	186,500	12,230,670
Annaly Capital Management, Inc.	329,150	5,371,728
Anworth Mortgage Asset Corp.	1,065,710	7,182,885
Apartment Investment & Management Co. Class A	316,400	8,590,260
Brandywine Realty Trust (SBI)	274,400	3,254,384
Canadian (REIT)	107,800	4,222,508
CapLease, Inc.	2,240,300	9,297,245
CBL & Associates Properties, Inc.	789,473	14,707,882
Chartwell Seniors Housing (REIT)	509,700	4,809,318
Chartwell Seniors Housing (REIT) rights	78,500	743,872
Chesapeake Lodging Trust	223,500	4,045,350
Colony Financial, Inc.	101,637	1,726,813
CommonWealth REIT	278,000	5,212,500
Coresite Realty Corp.	83,600	2,082,476
Cousins Properties, Inc.	190,400	1,496,544
Cys Investments, Inc. (f)	992,339	13,624,814
DCT Industrial Trust, Inc.	1,175,300	6,969,529
DiamondRock Hospitality Co.	531,400	5,648,782
Douglas Emmett, Inc.	237,900	5,528,796
Dynex Capital, Inc.	1,602,186	15,108,614
EastGroup Properties, Inc.	53,000	2,665,900
Education Realty Trust, Inc.	281,800	3,175,886
Equity Lifestyle Properties, Inc.	637,430	44,581,854
Excel Trust, Inc.	697,228	8,359,764
First Potomac Realty Trust	135,615	1,687,051
H&R REIT/H&R Finance Trust	256,500	6,336,219
Hatteras Financial Corp.	258,200	7,521,366
Healthcare Realty Trust, Inc.	146,300	3,142,524
Highwoods Properties, Inc. (SBI)	56,400	1,958,772
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	2,229,500	$ 19,842,550
LTC Properties, Inc.	339,113	11,285,681
MFA Financial, Inc.	5,160,781	38,086,564
Mid-America Apartment Communities, Inc.	58,900	4,009,323
Monmouth Real Estate Investment Corp. Class A	455,073	4,669,049
National Health Investors, Inc.	90,306	4,467,438
National Retail Properties, Inc.	114,100	3,124,058
Newcastle Investment Corp.	400,000	2,828,000
Omega Healthcare Investors, Inc.	142,279	3,046,193
Prologis, Inc.	650,087	23,260,113
Retail Properties America, Inc.	216,700	1,961,135
Select Income (REIT)	155,600	3,560,128
Senior Housing Properties Trust (SBI)	215,600	4,760,448
Simon Property Group, Inc.	26,501	4,123,556
Stag Industrial, Inc.	382,692	5,327,073
Summit Hotel Properties, Inc.	592,100	4,949,956
Sunstone Hotel Investors, Inc. (a)	211,700	2,159,340
Terreno Realty Corp.	220,264	3,149,775
Two Harbors Investment Corp.	501,880	5,249,665
Ventas, Inc.	723,646	42,543,148
Weyerhaeuser Co.	545,229	11,100,862
Whitestone REIT Class B	379,067	5,238,706
		463,185,071
Real Estate Management & Development - 0.4%
Brookfield Asset Management, Inc. Class A	171,900	5,673,440
Kennedy-Wilson Holdings, Inc.	248,200	3,489,692
		9,163,132
TOTAL FINANCIALS		476,322,320
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	733,300	13,940,033
Capital Senior Living Corp. (a)	852,950	8,265,086
Emeritus Corp. (a)	356,493	6,131,680
		28,336,799
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	81,900	$ 4,401,306
TOTAL COMMON STOCKS (Cost $442,332,514)		540,008,206
Preferred Stocks - 13.3%

Convertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,517,500
CommonWealth REIT 6.50%	389,844	8,260,794
Excel Trust, Inc. 7.00% (g)	248,200	5,772,512
Health Care REIT, Inc. Series I, 6.50%	46,800	2,497,950
Lexington Corporate Properties Trust Series C, 6.50%	350,566	15,035,776
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	1,946,800
		36,031,332
Nonconvertible Preferred Stocks - 11.8%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	615,459
FINANCIALS - 11.8%
Diversified Financial Services - 0.2%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	181,250
Red Lion Hotels Capital Trust 9.50%	163,225	4,162,238
		4,343,488
Real Estate Investment Trusts - 11.6%
American Capital Agency Corp. 8.00% (a)	200,000	5,090,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	1,203
Series B, 9.25% (a)	124,100	124
Annaly Capital Management, Inc. Series A, 7.875%	134,900	3,553,266
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,019,417
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,466,250
Series U, 7.75%	150,773	3,817,572
Ashford Hospitality Trust, Inc. Series E, 9.00%	85,751	2,223,523
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Realty Trust:
Series C, 7.50%	37,615	$ 943,384
Series D, 7.375%	34,596	868,360
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,471,628
CapLease, Inc.:
Series A, 8.125%	132,510	3,312,750
Series B, 8.375% (a)	320,000	8,000,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	3,731,602
7.375%	274,876	6,935,121
Cedar Shopping Centers, Inc. 8.875%	290,352	7,418,494
CenterPoint Properties Trust Series D, 5.377%	3,575	2,118,188
Colony Financial, Inc. Series A, 8.50%	252,171	6,480,795
Corporate Office Properties Trust Series H, 7.50%	5,000	126,100
Cousins Properties, Inc. Series A, 7.75%	205,970	5,128,653
CubeSmart Series A, 7.75%	40,000	1,023,200
DDR Corp. Series I, 7.50%	24,684	619,568
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,059,600
Series F, 6.625%	40,000	1,016,800
Duke Realty LP:
8.375%	128,517	3,371,001
Series L, 6.60%	10,666	268,250
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	76,800
Equity Lifestyle Properties, Inc. 8.034%	885,479	22,623,988
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,034,800
Excel Trust, Inc. Series B, 8.125%	400,000	10,104,000
First Potomac Realty Trust 7.75%	288,377	7,272,868
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,963,872
Glimcher Realty Trust:
Series F, 8.75%	18,745	475,373
Series G, 8.125%	221,111	5,527,775
Health Care REIT, Inc. Series J, 6.50%	20,000	516,600
Hersha Hospitality Trust Series B, 8.00%	162,538	4,055,323
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series C, 7.00%	58,500	1,474,200
Series D, 7.125%	40,800	1,058,352
Hudson Pacific Properties, Inc. 8.375%	303,800	7,917,028
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Inland Real Estate Corp. Series A, 8.125%	423,500	$ 10,739,960
Kilroy Realty Corp. Series G, 6.875%	40,000	1,007,200
Kimco Realty Corp. Series G, 7.75%	113,026	2,876,512
Kite Realty Group Trust 8.25%	96,100	2,449,589
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,270,784
Series G, 7.25%	114,485	2,871,284
Series H, 7.50%	126,308	3,249,905
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,346,000
Series B, 7.625% (a)	31,240	531,080
Lexington Corporate Properties Trust Series B, 8.05%	104,300	2,607,500
Lexington Realty Trust 7.55%	23,800	594,762
MFA Financial, Inc.:
8.00%	502,080	12,501,792
Series A, 8.50%	485,381	12,498,561
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,044,000
National Retail Properties, Inc. Series D, 6.625%	62,437	1,590,270
Newcastle Investment Corp. Series B, 9.75%	34,530	875,336
Parkway Properties, Inc. Series D, 8.00%	237,900	5,995,080
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,493,440
Series B, 8.00%	185,085	4,723,369
Prologis, Inc. Series Q, 8.54%	94,446	5,256,515
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	335,692
6.875%	50,000	1,319,500
Series P, 6.70%	36,000	910,080
Public Storage Series N, 7.00%	4,200	107,730
Regency Centers Corp. Series 6, 6.625%	62,261	1,590,769
Saul Centers, Inc.:
8.00%	93,700	2,401,531
Series B (depositary shares) 9.00%	118,550	3,153,430
Stag Industrial, Inc. Series A, 9.00%	280,000	7,229,600
Summit Hotel Properties, Inc. Series A, 9.25%	138,340	3,552,571
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	366,039	9,004,559
Series D, 8.00%	57,862	1,446,550
UMH Properties, Inc. Series A, 8.25%	330,000	8,507,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust 6.75%	20,000	$ 505,600
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,409,686
Winthrop Realty Trust Series D, 9.25%	65,000	1,667,250
		279,830,716
Real Estate Management & Development - 0.0%
Vornado Realty LP 7.875%	54,682	1,517,426
TOTAL FINANCIALS		285,691,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS		286,307,089
TOTAL PREFERRED STOCKS (Cost $321,585,555)		322,338,421
Corporate Bonds - 24.6%
		Principal Amount (e)
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 2,920,000	2,496,600
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,190,000
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,192,950
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,082,300
ProLogis LP:
1.875% 11/15/37		2,450,000	2,440,813
2.625% 5/15/38		1,500,000	1,503,825
			11,409,888
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Corporate Office Properties LP 4.25% 4/15/30 (g)		$ 5,460,000	$ 5,309,850
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	165,000
			5,474,850
TOTAL FINANCIALS			16,884,738
TOTAL CONVERTIBLE BONDS			19,381,338
Nonconvertible Bonds - 23.8%
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		1,945,000	2,066,563
7.625% 1/15/16 (g)		1,560,000	1,653,600
FelCor Lodging LP 6.75% 6/1/19		5,875,000	5,933,750
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,912,500
Times Square Hotel Trust 8.528% 8/1/26 (g)		9,137,049	9,673,080
			21,239,493
Household Durables - 6.8%
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,046,250
KB Home:
5.875% 1/15/15		7,000,000	6,790,000
6.25% 6/15/15		10,000,000	9,725,000
7.25% 6/15/18		7,420,000	7,160,300
8% 3/15/20		8,465,000	8,232,213
9.1% 9/15/17		17,595,000	18,122,850
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,033,750
5.6% 5/31/15		6,000,000	6,240,000
6.5% 4/15/16		4,000,000	4,230,000
6.95% 6/1/18		14,280,000	14,994,000
M/I Homes, Inc. 8.625% 11/15/18		17,655,000	17,566,725
Meritage Homes Corp.:
7% 4/1/22 (g)		7,525,000	7,675,500
7.15% 4/15/20		7,060,000	7,271,800
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.:
6.625% 5/1/20		$ 1,555,000	$ 1,547,225
8.4% 5/15/17		5,420,000	6,016,200
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,000,000
8.375% 5/15/18		28,983,000	30,901,675
10.75% 9/15/16		8,415,000	9,677,250
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,588,750
			164,819,488
Multiline Retail - 0.4%
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	8,690,700
TOTAL CONSUMER DISCRETIONARY			194,749,681
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,086,076	1,227,266
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		3,960,000	4,158,000
			5,385,266
FINANCIALS - 14.1%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		10,820,000	11,388,050
8% 1/15/18		3,070,000	3,281,063
			14,669,113
Real Estate Investment Trusts - 8.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		1,500,000	1,505,355
American Tower Corp. 4.7% 3/15/22		2,500,000	2,564,808
Camden Property Trust 5% 6/15/15		1,100,000	1,186,119
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,764,197
6.25% 6/15/14		5,005,000	5,368,833
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	504,284
5.5% 5/1/15		4,000,000	4,228,120
7.5% 4/1/17		6,000,000	6,879,864
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 8,756,000	$ 10,053,727
7.875% 9/1/20		4,637,000	5,566,009
9.625% 3/15/16		3,836,000	4,668,274
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,687,247
6.25% 12/15/14		4,081,000	4,400,261
6.25% 1/15/17		3,000,000	3,250,836
Health Care Property Investors, Inc.:
6% 6/15/14		2,340,000	2,494,162
6% 3/1/15		1,000,000	1,085,577
7.072% 6/8/15		1,500,000	1,680,353
Health Care REIT, Inc.:
4.125% 4/1/19		2,000,000	2,014,260
6% 11/15/13		1,000,000	1,060,692
6.2% 6/1/16		750,000	831,842
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,295,693
5.75% 1/15/21		2,000,000	2,086,972
6.5% 1/17/17		2,875,000	3,171,740
HMB Capital Trust V 4.0737% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	983,632
6.75% 2/15/13		1,765,000	1,783,848
7.875% 8/15/14		1,000,000	1,094,366
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,051,287
6.25% 8/15/16		7,500,000	7,955,055
6.25% 6/15/17		1,055,000	1,127,749
6.5% 1/15/13		200,000	201,148
6.65% 1/15/18		3,000,000	3,247,848
iStar Financial, Inc.:
5.85% 3/15/17		1,467,000	1,296,461
5.875% 3/15/16		31,260,000	27,899,550
5.95% 10/15/13		7,330,000	6,963,500
6.05% 4/15/15		4,725,000	4,347,000
6.5% 12/15/13		6,880,000	6,579,000
8.625% 6/1/13		6,155,000	6,131,919
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		$ 3,110,000	$ 3,102,225
6.875% 5/1/21		2,000,000	2,075,000
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	1,029,700
8.25% 7/1/12		1,300,000	1,312,091
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,226,038
7.5% 2/15/20		1,000,000	1,070,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,865,518
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,060,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,418,045
7.625% 7/1/17		4,690,000	5,441,934
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,301,400
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,005,490
6.75% 4/15/20		11,000,000	11,798,655
6.75% 12/15/21		8,000,000	8,661,992
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	525,250
5.25% 1/15/15		1,000,000	1,073,826
5.25% 1/15/16		4,000,000	4,339,660
			211,318,412
Real Estate Management & Development - 4.7%
AMB Property LP 5.9% 8/15/13		400,000	417,977
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,075,254
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,134,548
7.5% 5/15/15		1,000,000	1,117,573
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,289,350
11.625% 6/15/17		1,500,000	1,710,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,545,870
6.25% 6/15/14		3,094,000	3,291,923
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust: - continued
6.875% 8/15/12		$ 1,000,000	$ 1,011,736
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,704,128
Duke Realty LP 6.25% 5/15/13		750,000	784,256
Forest City Enterprises, Inc.:
6.5% 2/1/17		17,120,000	16,135,600
7.625% 6/1/15		34,050,000	33,539,250
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,025,453
Host Hotels & Resorts LP:
5.25% 3/15/22 (g)		2,000,000	1,987,500
5.875% 6/15/19		2,725,000	2,908,938
6.875% 11/1/14		250,000	254,375
9% 5/15/17		750,000	832,500
Kennedy-Wilson, Inc. 8.75% 4/1/19		2,785,000	2,896,400
Post Apartment Homes LP 6.3% 6/1/13		2,000,000	2,084,810
Realogy Corp.:
7.875% 2/15/19 (g)		7,085,000	6,943,300
9% 1/15/20 (g)		1,920,000	1,939,200
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,862,519
5.875% 6/15/17		400,000	451,808
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,726,550
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,040,000
Ventas Realty LP:
4% 4/30/19		2,262,000	2,299,070
4.25% 3/1/22		1,550,000	1,534,767
Vornado Realty LP 5% 1/15/22		2,000,000	2,099,666
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,062,616
			113,706,937
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20		4,349,567	1,826,818
TOTAL FINANCIALS			341,521,280
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19		$ 7,290,000	$ 7,654,500
7.75% 2/15/19 (g)		3,120,000	3,276,000
			10,930,500
Health Care Providers & Services - 0.9%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,545,000	21,907,134
TOTAL HEALTH CARE			32,837,634
TOTAL NONCONVERTIBLE BONDS			574,493,861
TOTAL CORPORATE BONDS (Cost $573,034,438)			593,875,199
Asset-Backed Securities - 5.1%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,389,951
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5998% 3/23/19 (g)(h)		283,441	243,759
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7398% 3/20/50 (g)(h)		2,250,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		5,158,513	5,184,306
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7192% 1/20/37 (g)(h)		1,280,028	1,049,623
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,189,634	1,034,982
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7192% 4/7/52 (g)(h)		13,310,989	8,918,363
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	279,970
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,514,265
Class B2, 1.8227% 12/28/35 (g)(h)		1,575,000	1,433,250
Class D, 9% 12/28/35 (g)		500,000	95,000
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9727% 6/28/38 (g)(h)		$ 1,230,000	$ 1,156,200
Class D, 9% 6/28/38 (g)		997,000	697,900
Crest Ltd. Series 2002-IGA Class B, 1.8159% 7/28/35 (g)(h)		317,440	316,805
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,759,010
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8556% 11/28/39 (g)(h)		560,621	16,819
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,649,490
Series 1997-3 Class M1, 7.53% 3/15/28		7,510,983	6,241,387
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7388% 6/25/35 (h)(j)		1,259,000	34,846
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7888% 8/26/30 (g)(h)		735,000	580,650
Class E, 2.2388% 8/26/30 (g)(h)		1,512,215	725,863
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,196,814	484,441
Merit Securities Corp. Series 13 Class M1, 7.9008% 12/28/33 (h)		1,923,000	1,779,142
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		899,989	740,421
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (g)		3,719,900	3,757,252
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (g)		4,590,000	4,544,100
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (g)		9,370,000	9,182,600
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1806% 2/5/36 (g)(h)		3,553,722	355
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		2,212,848	2,218,380
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.0237% 9/25/26 (g)(h)		2,000,000	840,000
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (g)(h)		20,661,147	19,111,561
Class A1B, 0.8037% 9/25/26 (g)(h)		22,506,000	18,004,800
Class A2A, 0.6937% 9/25/26 (g)(h)		6,933,773	6,483,078
Class A2B, 0.7837% 9/25/26 (g)(h)		1,550,000	1,302,000
Class B, 0.8337% 9/25/26 (g)(h)		890,000	707,550
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class C 1.0037% 9/25/26 (g)(h)		$ 3,830,000	$ 3,006,550
Class G, 1.8237% 9/25/26 (g)(h)		1,150,000	782,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.8131% 11/21/40 (g)(h)		10,500,000	8,925,000
Class F, 2.4431% 11/21/40 (g)(h)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $122,294,415)			123,241,669
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.9%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4203% 6/15/22 (g)(h)		1,899,478	1,846,534
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		68,818	20,184
Series 2002-R2 Class 2B3, 3.8803% 7/25/33 (g)(h)		215,137	91,696
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		109,203	74,810
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,429,318	301,995
Class B3, 5.5% 11/25/33		168,717	11,243
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		126,578	4,917
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(h)		3,200,000	3,440,362
Series 2010-K6 Class B, 5.3615% 12/25/46 (g)(h)		4,500,000	4,803,993
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,182,521
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,598,491
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1913% 7/10/35 (g)(h)		352,134	250,297
Series 2005-A Class B6, 2.2413% 3/10/37 (g)(h)		1,501,292	96,083
Series 2005-B Class B6, 1.8413% 6/10/37 (g)(h)		861,294	33,160
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		50,277	42,806
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7413% 12/10/35 (g)(h)		331,511	135,323
Series 2004-A Class B7, 4.4913% 2/10/36 (g)(h)		364,099	180,957
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-B Class B7, 4.2413% 2/10/36 (g)(h)		$ 438,959	$ 196,127
Series 2005-C Class B7, 3.3413% 9/10/37 (g)(h)		393,090	786
TOTAL PRIVATE SPONSOR			20,312,285
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		167,852	39,041
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2971% 2/25/42 (g)(h)		104,308	48,271
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		244,232	71,591
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.3661% 6/25/43 (g)(h)		154,619	30,823
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.4228% 10/25/42 (g)(h)		67,773	9,797
TOTAL U.S. GOVERNMENT AGENCY			199,523
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,226,848)			20,511,808
Commercial Mortgage Securities - 21.6%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		5,304,938	5,137,087
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,224,961
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		241,658	248,979
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,221,824
Series 2005-1 Class CJ, 5.3601% 11/10/42 (h)		3,580,000	3,730,299
Series 2005-6 Class AJ, 5.1931% 9/10/47 (h)		5,000,000	5,013,750
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.99% 11/15/15 (g)(h)		120,250,176	112,819,902
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2903% 3/15/22 (g)(h)		2,000,000	1,810,148
Class K, 2.2403% 3/15/22 (g)(h)		4,190,000	2,325,760
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4518% 3/11/39 (h)		$ 5,700,000	$ 5,479,712
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5407% 4/12/38 (g)(h)		2,520,000	2,314,542
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3703% 12/15/20 (g)(h)		8,000,000	7,241,280
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		7,373,156	7,410,022
Commercial Mortgage pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (h)		5,000,000	5,010,345
Series 2011-STRT Class C, 4.755% 12/10/24 (g)		2,000,000	2,022,120
Commercial Mortgage Trust pass-thru certificates Series 2012-LC4:
Class C, 5.825% 12/10/44 (h)		2,000,000	1,974,978
Class D, 5.825% 12/10/44 (g)(h)		8,000,000	6,671,368
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (g)		3,690,000	3,742,059
Class F, 4.867% 6/9/28 (g)		11,090,000	9,997,934
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (g)		2,525,980	2,667,978
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		3,000,000	3,206,769
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8888% 3/25/17 (g)(h)		2,512,000	1,934,240
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4388% 3/25/17 (g)(h)		3,860,000	3,088,000
Class G, 7.2388% 3/25/17 (g)(h)		3,272,000	2,454,000
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5568% 11/10/46 (g)(h)		12,490,000	11,235,967
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	1,002,912
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4444% 6/10/31 (g)(h)		2,500,000	2,605,373
Series 2000-CKP1 Class B3, 7.824% 11/10/33 (h)		2,970,000	2,960,968
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (g)		6,000,000	6,079,510
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (h)(i)		14,360,000	2,424,858
Series KAIV Class X2, 3.6146% 6/25/46 (h)(i)		7,430,000	1,560,879
Freddie Mac:
Series K011 Class X3, 2.5749% 12/25/43 (h)(i)		12,206,096	1,884,402
Series K012 Class X3, 2.2878% 1/25/41 (h)(i)		21,072,886	2,903,127
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		11,329,138	10,422,807
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.2709% 12/10/35 (g)(h)		$ 991,000	$ 990,855
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		1,483,855	1,533,753
Class G, 6.75% 4/15/29 (h)		1,250,000	1,379,348
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		28,581	28,504
Class J, 6.974% 8/15/36		1,500,000	1,484,151
Series 2000-C1 Class K, 7% 3/15/33		469,146	354,331
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,022,563
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,031,906
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	882,350
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(h)		1,400,000	1,405,603
Series 2010-C1:
Class D, 5.9969% 8/10/43 (g)(h)		4,000,000	3,646,776
Class E, 4% 8/10/43 (g)		3,000,000	2,152,236
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		9,185,000	9,055,492
GS Mortgage Securities Trust:
Series 2011-GC5 Class C, 5.3086% 8/10/44 (g)(h)		9,000,000	9,116,840
Series 2012-GC6 Class C, 5.451% 1/10/45 (g)(h)		3,600,000	3,522,192
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,038,274	2,652
Class X, 0.6261% 10/15/32 (g)(h)(i)		4,870,680	15,213
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		3,000,000	2,998,848
Series 2009-IWST Class D, 7.4455% 12/5/27 (g)(h)		6,500,000	7,031,785
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		8,000,000	8,361,191
Series 2010-CNTR:
Class D, 6.184% 8/5/32 (g)(h)		4,500,000	4,588,979
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,708,506
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class AJ, 5.3259% 12/15/44 (h)		3,470,000	3,436,526
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class C, 5.3142% 8/15/46 (g)(h)		6,525,375	6,349,908
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		558,471	563,685
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C8:
Class G, 6% 7/15/31 (g)		$ 1,024,947	$ 1,047,578
Class H, 6% 7/15/31 (g)		1,341,102	455,606
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,810,637	2,943,782
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,062,828
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,565,987
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,061,128
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,034,955
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,017,595
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	3,642,908
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	9,082,899
Series 2006-C4:
Class AJ, 5.886% 6/15/38 (h)		7,005,000	5,761,220
Class AM, 5.886% 6/15/38 (h)		6,700,000	7,021,935
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1403% 6/15/22 (g)(h)		6,230,000	5,077,450
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6691% 6/25/43 (g)(h)		4,699,000	4,235,688
Series 2011-1 Class B, 5.6691% 6/25/43 (g)(h)		5,720,000	6,186,872
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	519,660
Class G, 4.384% 7/12/37	CAD	355,000	252,866
Class H, 4.384% 7/12/37	CAD	236,000	163,624
Class J, 4.384% 7/12/37	CAD	355,000	239,613
Class K, 4.384% 7/12/37	CAD	355,000	233,306
Class L, 4.384% 7/12/37	CAD	236,000	151,042
Class M, 4.384% 7/12/37	CAD	995,000	536,365
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		2,389,530	1,397,875
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6603% 5/12/39 (h)		1,200,000	1,279,417
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (g)		4,280,910	3,681,583
Series 2004-C2 Class A, 5.318% 10/15/40 (g)		10,002,787	7,752,160
Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		750,000	75
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2004-C1:
Class E, 7.983% 1/15/37 (g)		$ 1,453,000	$ 145
Class IO, 8.3236% 1/15/37 (g)(h)(i)		4,746,340	355,975
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (g)		4,630,000	3,879,847
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,213,184	1,219,250
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,661,094
Series 1997-RR Class F, 7.3534% 4/30/39 (g)(h)		1,695,683	1,492,201
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,611,210	1,269,048
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	1,995,996
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,578,218
Series 2011-C1 Class C, 5.2551% 9/15/47 (g)(h)		2,000,000	1,979,120
Series 2011-C2:
Class D, 5.3184% 6/15/44 (g)(h)		4,610,000	4,150,199
Class E, 5.3184% 6/15/44 (g)(h)		9,600,000	8,019,648
Class F, 5.3184% 6/15/44 (g)(h)		4,440,000	3,515,770
Class XB, 0.4649% 6/15/44 (g)(h)(i)		63,708,222	1,973,681
Series 2011-C3 Class D, 5.357% 7/15/49 (g)		7,400,000	6,474,785
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)		1,713,313	1,627,648
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,506,029	3,591,576
RBSCF Trust Series 2010-MB1 Class D, 4.6744% 4/15/24 (g)(h)		5,820,000	5,867,288
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (g)(h)		3,000,000	3,103,500
Class E5, 6.5% 2/18/34 (g)(h)		3,000,000	3,014,352
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,170,996
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.6557% 8/15/39 (h)		2,080,000	2,167,761
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	9,821,982
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8153% 7/15/24 (g)(h)		1,200,000	802,306
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8751% 1/10/45 (g)(h)		3,000,000	3,314,064
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		2,540,000	2,669,007
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,977,060
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C11:
Class D, 5.3754% 1/15/41 (h)		$ 5,177,000	$ 4,723,220
Class E, 5.4254% 1/15/41 (h)		3,785,000	3,198,450
Series 2004-C12 Class D, 5.3166% 7/15/41 (h)		2,750,000	2,769,498
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,086,047
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class C, 5.335% 3/15/44 (g)		4,900,000	4,734,115
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		4,000,000	4,126,556
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $512,885,275)			522,229,473
Floating Rate Loans - 3.9%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	9,090,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)		2,828,625	2,489,190
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.49% 10/27/13 (h)		1,971,108	1,968,644
TOTAL CONSUMER DISCRETIONARY			13,547,834
FINANCIALS - 2.0%
Diversified Financial Services - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (h)		3,885,475	3,900,239
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (h)		969,296	969,296
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4898% 11/9/15 (h)		2,914,286	2,903,357
Tranche B, term loan 3.4898% 11/9/16 (h)		3,000,000	3,000,000
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7403% 9/4/19 (h)		4,750,553	4,744,615
CityCenter term loan 8.75% 7/1/13 (h)		8,000,000	7,924,000
EOP Operating LP term loan 1.992% 2/5/13 (h)		5,000,000	4,725,000
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Equity Inns Reality LLC:
Tranche A, term loan 9.5% 11/2/12 (h)		$ 2,184,917	$ 1,699,046
Tranche B 2LN, term loan 6.55% 11/2/12 (h)		5,000,000	4,500,000
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (h)		520,165	491,556
Credit-Linked Deposit 4.4913% 10/10/16 (h)		712,318	661,565
term loan 4.77% 10/10/16 (h)		8,058,859	7,484,665
Tranche 2LN, term loan 13.5% 10/15/17		3,500,000	3,587,500
			41,721,304
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (h)		2,412,575	2,424,638
TOTAL FINANCIALS			49,015,477
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. term loan 3.9886% 1/25/17 (h)		2,903,247	2,866,957
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (h)		1,995,000	1,995,000
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (h)		5,209,946	5,125,284
			9,987,241
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)		11,907,850	11,252,918
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)		7,436,375	7,436,375
TowerCo Finance LLC Tranche B, term loan 4.5% 2/2/17 (h)		3,641,608	3,650,712
			11,087,087
TOTAL FLOATING RATE LOANS (Cost $96,253,680)			94,890,557
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	$ 15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	122,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
		137,000
TOTAL PREFERRED SECURITIES (Cost $2,593,896)		137,000
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	196,486,523	196,486,523
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	28,570,838	28,570,838
TOTAL MONEY MARKET FUNDS (Cost $225,057,361)		225,057,361
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,320,263,982)		2,442,289,694
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(24,519,862)
NET ASSETS - 100%		$ 2,417,769,832
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $554,775,464 or 22.9% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,282,564 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 5,137,113
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 145,454
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 184,052
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7388% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 149,455
Fidelity Securities Lending Cash Central Fund	54,364
Total	$ 203,819
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,563,240	$ 27,597,109	$ -	$ 3,966,131
Financials	798,045,282	774,505,236	19,074,530	4,465,516
Health Care	28,336,799	28,336,799	-	-
Telecommunica-tion Services	4,401,306	4,401,306	-	-
Corporate Bonds	593,875,199	-	592,048,381	1,826,818
Asset-Backed Securities	123,241,669	-	81,065,636	42,176,033
Collateralized Mortgage Obligations	20,511,808	-	18,871,901	1,639,907
Commercial Mortgage Securities	522,229,473	-	488,345,433	33,884,040
Floating Rate Loans	94,890,557	-	73,151,557	21,739,000
Preferred Securities	137,000	-	-	137,000
Money Market Funds	225,057,361	225,057,361	-	-
Total Investments in Securities:	$ 2,442,289,694	$ 1,059,897,811	$ 1,272,557,438	$ 109,834,445
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,528,571
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	437,560
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,966,131
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 437,560
Investments in Securities:
Equities - Financials
Beginning Balance	$ 4,941,370
Total Realized Gain (Loss)	(607)
Total Unrealized Gain (Loss)	(475,371)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	124
Transfers out of Level 3	-
Ending Balance	$ 4,465,516
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (475,371)
Corporate Bonds
Beginning Balance	$ 9,384,800
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	77,251
Cost of Purchases	4,349,567
Proceeds of Sales	(4,000,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(7,984,800)
Ending Balance	$ 1,826,818
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (2,522,749)
Asset-Backed Securities
Beginning Balance	$ 79,390,084
Total Realized Gain (Loss)	800,887
Total Unrealized Gain (Loss)	4,788,372
Cost of Purchases	846,386
Proceeds of Sales	(15,155,630)
Amortization/Accretion	746,393
Transfers in to Level 3	3,448,211
Transfers out of Level 3	(32,688,670)
Ending Balance	$ 42,176,033
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 4,900,195
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 862,000
Total Realized Gain (Loss)	(340,006)
Total Unrealized Gain (Loss)	280,318
Cost of Purchases	-
Proceeds of Sales	(647,708)
Amortization/Accretion	(180,392)
Transfers in to Level 3	1,665,695
Transfers out of Level 3	-
Ending Balance	$ 1,639,907
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (56,370)
Commercial Mortgage Securities
Beginning Balance	$ 31,940,633
Total Realized Gain (Loss)	(89,486)
Total Unrealized Gain (Loss)	1,083,913
Cost of Purchases	8,837,780
Proceeds of Sales	(3,377,194)
Amortization/Accretion	(113,529)
Transfers in to Level 3	5,151,372
Transfers out of Level 3	(9,549,449)
Ending Balance	$ 33,884,040
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 840,922
Floating Rate Loans
Beginning Balance	$ 9,000,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	34,629
Cost of Purchases	4,675,000
Proceeds of Sales	-
Amortization/Accretion	44,571
Transfers in to Level 3	7,984,800
Transfers out of Level 3	-
Ending Balance	$ 21,739,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 34,629
Investments in Securities:
Preferred Securities
Beginning Balance	$ 442,008
Total Realized Gain (Loss)	(785,700)
Total Unrealized Gain (Loss)	478,595
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	2,097
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 137,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (307,097)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,321,483,277. Net unrealized appreciation aggregated $120,806,417, of which $186,791,359 related to appreciated investment securities and $65,984,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.847932.105

AIRE-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 14.7%
Abacus Property Group unit	1,261,637	$ 2,747,172
ALE Property Group	253,881	550,172
Charter Hall Group unit	1,352,714	3,551,499
Goodman Group unit	1,227,736	4,604,820
Mirvac Group unit	4,795,522	6,470,098
Westfield Group unit	2,198,420	21,163,519
TOTAL AUSTRALIA		39,087,280
Bailiwick of Jersey - 1.2%
Atrium European Real Estate Ltd.	648,750	3,160,440
Belgium - 0.8%
Warehouses de Pauw (d)	41,485	2,155,525
Bermuda - 8.8%
C C Land Holdings Ltd.	2,382,000	506,570
Csi Properties Ltd.	38,507,682	1,563,406
Great Eagle Holdings Ltd.	1,138,088	3,359,117
Hongkong Land Holdings Ltd.	1,352,000	8,395,920
K Wah International Holdings Ltd.	3,309,000	1,398,893
Kerry Properties Ltd.	1,488,000	6,798,812
Soundwill Holdings Ltd.	853,000	1,341,290
TOTAL BERMUDA		23,364,008
Brazil - 1.7%
Companhia Brasileira de Desenvolvimento Imobiliario Turistico SA (a)	103,700	1,255,618
Even Construtora e Incorporadora SA	340,800	1,274,771
Multiplan Empreendimentos Imobiliarios SA	85,400	2,016,106
TOTAL BRAZIL		4,546,495
Cayman Islands - 2.3%
KWG Property Holding Ltd.	1,499,500	991,466
Shui On Land Ltd.	3,850,000	1,612,716
SOHO China Ltd.	3,049,500	2,370,062
SouFun Holdings Ltd. ADR	42,000	758,520
SPG Land (Holdings) Ltd.	1,144,000	232,968
TOTAL CAYMAN ISLANDS		5,965,732
Chile - 0.5%
Parque Arauco SA	732,471	1,423,117
France - 6.8%
Altarea	10,581	1,596,672
Klepierre SA (d)	83,200	2,634,553
Common Stocks - continued
	Shares	Value
France - continued
Societe de la Tour Eiffel	24,400	$ 1,271,033
Societe Fonciere Lyonnaise SA (d)	61,300	2,637,341
Unibail-Rodamco	52,857	9,880,060
TOTAL FRANCE		18,019,659
Germany - 3.1%
alstria office REIT-AG	142,065	1,513,928
Deutsche EuroShop AG	66,775	2,429,585
GSW Immobilien AG	123,150	4,099,288
GSW Immobilien AG rights 5/3/12 (a)	123,150	144,654
TOTAL GERMANY		8,187,455
Hong Kong - 11.4%
Hang Lung Properties Ltd.	2,170,500	8,028,890
Hysan Development Co. Ltd.	1,251,500	5,669,830
Magnificent Estates Ltd.	27,344,000	1,127,784
Sun Hung Kai Properties Ltd.	1,008,226	12,163,192
Wharf Holdings Ltd.	550,000	3,282,143
TOTAL HONG KONG		30,271,839
India - 0.5%
Phoenix Mills Ltd.	325,916	1,298,033
Italy - 0.5%
Beni Stabili SpA SIIQ	2,373,400	1,316,459
Japan - 18.0%
BLife Investment Corp.	761	5,213,125
Goldcrest Co. Ltd.	76,340	1,309,649
Japan Retail Fund Investment Corp.	3,747	5,974,704
Kenedix, Inc. (a)(d)	7,153	1,286,969
Mitsui Fudosan Co. Ltd.	894,000	16,376,255
Nomura Real Estate Holdings, Inc.	305,700	5,344,330
Sumitomo Realty & Development Co. Ltd.	509,000	12,138,753
TOTAL JAPAN		47,643,785
Netherlands - 0.6%
Eurocommercial (Certificaten Van Aandelen) unit	46,000	1,612,494
Russia - 0.5%
LSR Group OJSC GDR (Reg. S)	232,400	1,243,340
Singapore - 8.1%
CapitaLand Ltd.	2,607,870	6,194,916
CDL Hospitality Trusts unit	900,000	1,374,379
Global Logistic Properties Ltd. (a)	3,440,000	5,725,690
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Life REIT	2,688,000	$ 4,017,937
Wing Tai Holdings Ltd.	4,235,000	4,054,842
TOTAL SINGAPORE		21,367,764
Sweden - 3.0%
Castellum AB	323,400	4,092,574
Wihlborgs Fastigheter AB	274,900	3,814,221
TOTAL SWEDEN		7,906,795
United Kingdom - 12.9%
Big Yellow Group PLC	1,247,400	6,001,077
British Land Co. PLC	745,689	5,923,344
Derwent London PLC	205,300	5,804,735
Hammerson PLC	950,000	6,439,162
Helical Bar PLC	1,176,800	3,624,347
Metric Property Investments PLC	555,000	806,234
Quintain Estates & Development PLC (a)	1,737,100	1,078,454
Safestore Holdings PLC	700,000	1,272,510
St. Modwen Properties PLC	1,240,200	3,376,755
TOTAL UNITED KINGDOM		34,326,618
TOTAL COMMON STOCKS (Cost $288,243,341)		252,896,838
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.14% (b)	10,408,330	10,408,330
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,647,997	5,647,997
TOTAL MONEY MARKET FUNDS (Cost $16,056,327)		16,056,327
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $304,299,668)		268,953,165
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(3,785,758)
NET ASSETS - 100%		$ 265,167,407
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,044
Fidelity Securities Lending Cash Central Fund	25,063
Total	$ 36,107
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,402,555	$ 2,402,555	$ -	$ -
Financials	249,735,763	202,091,978	47,643,785	-
Information Technology	758,520	758,520	-	-
Money Market Funds	16,056,327	16,056,327	-	-
Total Investments in Securities:	$ 268,953,165	$ 221,309,380	$ 47,643,785	$ -
Transfers from Level 1 to Level 2 during the period were $51,041,465.
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $308,089,974. Net unrealized depreciation aggregated $39,136,809, of which $7,144,501 related to appreciated investment securities and $46,281,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

April 30, 2012

1.800347.108

REI-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 22.3%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
NVR, Inc. (a)	6,700	$ 5,252,398
Standard Pacific Corp. (a)(f)	3,375,200	17,078,512
Stanley Martin Communities LLC Class B (a)	4,620	3,966,131
Toll Brothers, Inc. (a)	183,100	4,650,740
		30,947,781
FINANCIALS - 19.7%
Capital Markets - 0.2%
HFF, Inc. (a)	243,214	3,974,117
Real Estate Investment Trusts - 19.1%
Acadia Realty Trust (SBI)	1,694,649	39,281,964
American Campus Communities, Inc.	87,200	3,876,040
American Tower Corp.	186,500	12,230,670
Annaly Capital Management, Inc.	329,150	5,371,728
Anworth Mortgage Asset Corp.	1,065,710	7,182,885
Apartment Investment & Management Co. Class A	316,400	8,590,260
Brandywine Realty Trust (SBI)	274,400	3,254,384
Canadian (REIT)	107,800	4,222,508
CapLease, Inc.	2,240,300	9,297,245
CBL & Associates Properties, Inc.	789,473	14,707,882
Chartwell Seniors Housing (REIT)	509,700	4,809,318
Chartwell Seniors Housing (REIT) rights	78,500	743,872
Chesapeake Lodging Trust	223,500	4,045,350
Colony Financial, Inc.	101,637	1,726,813
CommonWealth REIT	278,000	5,212,500
Coresite Realty Corp.	83,600	2,082,476
Cousins Properties, Inc.	190,400	1,496,544
Cys Investments, Inc. (f)	992,339	13,624,814
DCT Industrial Trust, Inc.	1,175,300	6,969,529
DiamondRock Hospitality Co.	531,400	5,648,782
Douglas Emmett, Inc.	237,900	5,528,796
Dynex Capital, Inc.	1,602,186	15,108,614
EastGroup Properties, Inc.	53,000	2,665,900
Education Realty Trust, Inc.	281,800	3,175,886
Equity Lifestyle Properties, Inc.	637,430	44,581,854
Excel Trust, Inc.	697,228	8,359,764
First Potomac Realty Trust	135,615	1,687,051
H&R REIT/H&R Finance Trust	256,500	6,336,219
Hatteras Financial Corp.	258,200	7,521,366
Healthcare Realty Trust, Inc.	146,300	3,142,524
Highwoods Properties, Inc. (SBI)	56,400	1,958,772
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	2,229,500	$ 19,842,550
LTC Properties, Inc.	339,113	11,285,681
MFA Financial, Inc.	5,160,781	38,086,564
Mid-America Apartment Communities, Inc.	58,900	4,009,323
Monmouth Real Estate Investment Corp. Class A	455,073	4,669,049
National Health Investors, Inc.	90,306	4,467,438
National Retail Properties, Inc.	114,100	3,124,058
Newcastle Investment Corp.	400,000	2,828,000
Omega Healthcare Investors, Inc.	142,279	3,046,193
Prologis, Inc.	650,087	23,260,113
Retail Properties America, Inc.	216,700	1,961,135
Select Income (REIT)	155,600	3,560,128
Senior Housing Properties Trust (SBI)	215,600	4,760,448
Simon Property Group, Inc.	26,501	4,123,556
Stag Industrial, Inc.	382,692	5,327,073
Summit Hotel Properties, Inc.	592,100	4,949,956
Sunstone Hotel Investors, Inc. (a)	211,700	2,159,340
Terreno Realty Corp.	220,264	3,149,775
Two Harbors Investment Corp.	501,880	5,249,665
Ventas, Inc.	723,646	42,543,148
Weyerhaeuser Co.	545,229	11,100,862
Whitestone REIT Class B	379,067	5,238,706
		463,185,071
Real Estate Management & Development - 0.4%
Brookfield Asset Management, Inc. Class A	171,900	5,673,440
Kennedy-Wilson Holdings, Inc.	248,200	3,489,692
		9,163,132
TOTAL FINANCIALS		476,322,320
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	733,300	13,940,033
Capital Senior Living Corp. (a)	852,950	8,265,086
Emeritus Corp. (a)	356,493	6,131,680
		28,336,799
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	81,900	$ 4,401,306
TOTAL COMMON STOCKS (Cost $442,332,514)		540,008,206
Preferred Stocks - 13.3%

Convertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,517,500
CommonWealth REIT 6.50%	389,844	8,260,794
Excel Trust, Inc. 7.00% (g)	248,200	5,772,512
Health Care REIT, Inc. Series I, 6.50%	46,800	2,497,950
Lexington Corporate Properties Trust Series C, 6.50%	350,566	15,035,776
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	1,946,800
		36,031,332
Nonconvertible Preferred Stocks - 11.8%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	615,459
FINANCIALS - 11.8%
Diversified Financial Services - 0.2%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	181,250
Red Lion Hotels Capital Trust 9.50%	163,225	4,162,238
		4,343,488
Real Estate Investment Trusts - 11.6%
American Capital Agency Corp. 8.00% (a)	200,000	5,090,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	1,203
Series B, 9.25% (a)	124,100	124
Annaly Capital Management, Inc. Series A, 7.875%	134,900	3,553,266
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,019,417
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,466,250
Series U, 7.75%	150,773	3,817,572
Ashford Hospitality Trust, Inc. Series E, 9.00%	85,751	2,223,523
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Realty Trust:
Series C, 7.50%	37,615	$ 943,384
Series D, 7.375%	34,596	868,360
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,471,628
CapLease, Inc.:
Series A, 8.125%	132,510	3,312,750
Series B, 8.375% (a)	320,000	8,000,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	3,731,602
7.375%	274,876	6,935,121
Cedar Shopping Centers, Inc. 8.875%	290,352	7,418,494
CenterPoint Properties Trust Series D, 5.377%	3,575	2,118,188
Colony Financial, Inc. Series A, 8.50%	252,171	6,480,795
Corporate Office Properties Trust Series H, 7.50%	5,000	126,100
Cousins Properties, Inc. Series A, 7.75%	205,970	5,128,653
CubeSmart Series A, 7.75%	40,000	1,023,200
DDR Corp. Series I, 7.50%	24,684	619,568
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,059,600
Series F, 6.625%	40,000	1,016,800
Duke Realty LP:
8.375%	128,517	3,371,001
Series L, 6.60%	10,666	268,250
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	76,800
Equity Lifestyle Properties, Inc. 8.034%	885,479	22,623,988
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,034,800
Excel Trust, Inc. Series B, 8.125%	400,000	10,104,000
First Potomac Realty Trust 7.75%	288,377	7,272,868
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,963,872
Glimcher Realty Trust:
Series F, 8.75%	18,745	475,373
Series G, 8.125%	221,111	5,527,775
Health Care REIT, Inc. Series J, 6.50%	20,000	516,600
Hersha Hospitality Trust Series B, 8.00%	162,538	4,055,323
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series C, 7.00%	58,500	1,474,200
Series D, 7.125%	40,800	1,058,352
Hudson Pacific Properties, Inc. 8.375%	303,800	7,917,028
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Inland Real Estate Corp. Series A, 8.125%	423,500	$ 10,739,960
Kilroy Realty Corp. Series G, 6.875%	40,000	1,007,200
Kimco Realty Corp. Series G, 7.75%	113,026	2,876,512
Kite Realty Group Trust 8.25%	96,100	2,449,589
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,270,784
Series G, 7.25%	114,485	2,871,284
Series H, 7.50%	126,308	3,249,905
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,346,000
Series B, 7.625% (a)	31,240	531,080
Lexington Corporate Properties Trust Series B, 8.05%	104,300	2,607,500
Lexington Realty Trust 7.55%	23,800	594,762
MFA Financial, Inc.:
8.00%	502,080	12,501,792
Series A, 8.50%	485,381	12,498,561
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,044,000
National Retail Properties, Inc. Series D, 6.625%	62,437	1,590,270
Newcastle Investment Corp. Series B, 9.75%	34,530	875,336
Parkway Properties, Inc. Series D, 8.00%	237,900	5,995,080
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,493,440
Series B, 8.00%	185,085	4,723,369
Prologis, Inc. Series Q, 8.54%	94,446	5,256,515
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	335,692
6.875%	50,000	1,319,500
Series P, 6.70%	36,000	910,080
Public Storage Series N, 7.00%	4,200	107,730
Regency Centers Corp. Series 6, 6.625%	62,261	1,590,769
Saul Centers, Inc.:
8.00%	93,700	2,401,531
Series B (depositary shares) 9.00%	118,550	3,153,430
Stag Industrial, Inc. Series A, 9.00%	280,000	7,229,600
Summit Hotel Properties, Inc. Series A, 9.25%	138,340	3,552,571
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	366,039	9,004,559
Series D, 8.00%	57,862	1,446,550
UMH Properties, Inc. Series A, 8.25%	330,000	8,507,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust 6.75%	20,000	$ 505,600
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,409,686
Winthrop Realty Trust Series D, 9.25%	65,000	1,667,250
		279,830,716
Real Estate Management & Development - 0.0%
Vornado Realty LP 7.875%	54,682	1,517,426
TOTAL FINANCIALS		285,691,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS		286,307,089
TOTAL PREFERRED STOCKS (Cost $321,585,555)		322,338,421
Corporate Bonds - 24.6%
		Principal Amount (e)
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 2,920,000	2,496,600
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,190,000
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,192,950
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,082,300
ProLogis LP:
1.875% 11/15/37		2,450,000	2,440,813
2.625% 5/15/38		1,500,000	1,503,825
			11,409,888
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Corporate Office Properties LP 4.25% 4/15/30 (g)		$ 5,460,000	$ 5,309,850
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	165,000
			5,474,850
TOTAL FINANCIALS			16,884,738
TOTAL CONVERTIBLE BONDS			19,381,338
Nonconvertible Bonds - 23.8%
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		1,945,000	2,066,563
7.625% 1/15/16 (g)		1,560,000	1,653,600
FelCor Lodging LP 6.75% 6/1/19		5,875,000	5,933,750
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,912,500
Times Square Hotel Trust 8.528% 8/1/26 (g)		9,137,049	9,673,080
			21,239,493
Household Durables - 6.8%
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,046,250
KB Home:
5.875% 1/15/15		7,000,000	6,790,000
6.25% 6/15/15		10,000,000	9,725,000
7.25% 6/15/18		7,420,000	7,160,300
8% 3/15/20		8,465,000	8,232,213
9.1% 9/15/17		17,595,000	18,122,850
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,033,750
5.6% 5/31/15		6,000,000	6,240,000
6.5% 4/15/16		4,000,000	4,230,000
6.95% 6/1/18		14,280,000	14,994,000
M/I Homes, Inc. 8.625% 11/15/18		17,655,000	17,566,725
Meritage Homes Corp.:
7% 4/1/22 (g)		7,525,000	7,675,500
7.15% 4/15/20		7,060,000	7,271,800
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.:
6.625% 5/1/20		$ 1,555,000	$ 1,547,225
8.4% 5/15/17		5,420,000	6,016,200
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,000,000
8.375% 5/15/18		28,983,000	30,901,675
10.75% 9/15/16		8,415,000	9,677,250
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,588,750
			164,819,488
Multiline Retail - 0.4%
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	8,690,700
TOTAL CONSUMER DISCRETIONARY			194,749,681
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,086,076	1,227,266
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		3,960,000	4,158,000
			5,385,266
FINANCIALS - 14.1%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		10,820,000	11,388,050
8% 1/15/18		3,070,000	3,281,063
			14,669,113
Real Estate Investment Trusts - 8.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		1,500,000	1,505,355
American Tower Corp. 4.7% 3/15/22		2,500,000	2,564,808
Camden Property Trust 5% 6/15/15		1,100,000	1,186,119
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,764,197
6.25% 6/15/14		5,005,000	5,368,833
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	504,284
5.5% 5/1/15		4,000,000	4,228,120
7.5% 4/1/17		6,000,000	6,879,864
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 8,756,000	$ 10,053,727
7.875% 9/1/20		4,637,000	5,566,009
9.625% 3/15/16		3,836,000	4,668,274
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,687,247
6.25% 12/15/14		4,081,000	4,400,261
6.25% 1/15/17		3,000,000	3,250,836
Health Care Property Investors, Inc.:
6% 6/15/14		2,340,000	2,494,162
6% 3/1/15		1,000,000	1,085,577
7.072% 6/8/15		1,500,000	1,680,353
Health Care REIT, Inc.:
4.125% 4/1/19		2,000,000	2,014,260
6% 11/15/13		1,000,000	1,060,692
6.2% 6/1/16		750,000	831,842
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,295,693
5.75% 1/15/21		2,000,000	2,086,972
6.5% 1/17/17		2,875,000	3,171,740
HMB Capital Trust V 4.0737% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	983,632
6.75% 2/15/13		1,765,000	1,783,848
7.875% 8/15/14		1,000,000	1,094,366
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,051,287
6.25% 8/15/16		7,500,000	7,955,055
6.25% 6/15/17		1,055,000	1,127,749
6.5% 1/15/13		200,000	201,148
6.65% 1/15/18		3,000,000	3,247,848
iStar Financial, Inc.:
5.85% 3/15/17		1,467,000	1,296,461
5.875% 3/15/16		31,260,000	27,899,550
5.95% 10/15/13		7,330,000	6,963,500
6.05% 4/15/15		4,725,000	4,347,000
6.5% 12/15/13		6,880,000	6,579,000
8.625% 6/1/13		6,155,000	6,131,919
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		$ 3,110,000	$ 3,102,225
6.875% 5/1/21		2,000,000	2,075,000
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	1,029,700
8.25% 7/1/12		1,300,000	1,312,091
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,226,038
7.5% 2/15/20		1,000,000	1,070,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,865,518
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,060,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,418,045
7.625% 7/1/17		4,690,000	5,441,934
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,301,400
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,005,490
6.75% 4/15/20		11,000,000	11,798,655
6.75% 12/15/21		8,000,000	8,661,992
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	525,250
5.25% 1/15/15		1,000,000	1,073,826
5.25% 1/15/16		4,000,000	4,339,660
			211,318,412
Real Estate Management & Development - 4.7%
AMB Property LP 5.9% 8/15/13		400,000	417,977
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,075,254
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,134,548
7.5% 5/15/15		1,000,000	1,117,573
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,289,350
11.625% 6/15/17		1,500,000	1,710,000
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,545,870
6.25% 6/15/14		3,094,000	3,291,923
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust: - continued
6.875% 8/15/12		$ 1,000,000	$ 1,011,736
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,704,128
Duke Realty LP 6.25% 5/15/13		750,000	784,256
Forest City Enterprises, Inc.:
6.5% 2/1/17		17,120,000	16,135,600
7.625% 6/1/15		34,050,000	33,539,250
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,025,453
Host Hotels & Resorts LP:
5.25% 3/15/22 (g)		2,000,000	1,987,500
5.875% 6/15/19		2,725,000	2,908,938
6.875% 11/1/14		250,000	254,375
9% 5/15/17		750,000	832,500
Kennedy-Wilson, Inc. 8.75% 4/1/19		2,785,000	2,896,400
Post Apartment Homes LP 6.3% 6/1/13		2,000,000	2,084,810
Realogy Corp.:
7.875% 2/15/19 (g)		7,085,000	6,943,300
9% 1/15/20 (g)		1,920,000	1,939,200
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,862,519
5.875% 6/15/17		400,000	451,808
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,726,550
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,040,000
Ventas Realty LP:
4% 4/30/19		2,262,000	2,299,070
4.25% 3/1/22		1,550,000	1,534,767
Vornado Realty LP 5% 1/15/22		2,000,000	2,099,666
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,062,616
			113,706,937
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20		4,349,567	1,826,818
TOTAL FINANCIALS			341,521,280
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19		$ 7,290,000	$ 7,654,500
7.75% 2/15/19 (g)		3,120,000	3,276,000
			10,930,500
Health Care Providers & Services - 0.9%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,545,000	21,907,134
TOTAL HEALTH CARE			32,837,634
TOTAL NONCONVERTIBLE BONDS			574,493,861
TOTAL CORPORATE BONDS (Cost $573,034,438)			593,875,199
Asset-Backed Securities - 5.1%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,389,951
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5998% 3/23/19 (g)(h)		283,441	243,759
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7398% 3/20/50 (g)(h)		2,250,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		5,158,513	5,184,306
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7192% 1/20/37 (g)(h)		1,280,028	1,049,623
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		1,189,634	1,034,982
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7192% 4/7/52 (g)(h)		13,310,989	8,918,363
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	279,970
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,514,265
Class B2, 1.8227% 12/28/35 (g)(h)		1,575,000	1,433,250
Class D, 9% 12/28/35 (g)		500,000	95,000
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9727% 6/28/38 (g)(h)		$ 1,230,000	$ 1,156,200
Class D, 9% 6/28/38 (g)		997,000	697,900
Crest Ltd. Series 2002-IGA Class B, 1.8159% 7/28/35 (g)(h)		317,440	316,805
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,759,010
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8556% 11/28/39 (g)(h)		560,621	16,819
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,649,490
Series 1997-3 Class M1, 7.53% 3/15/28		7,510,983	6,241,387
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7388% 6/25/35 (h)(j)		1,259,000	34,846
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7888% 8/26/30 (g)(h)		735,000	580,650
Class E, 2.2388% 8/26/30 (g)(h)		1,512,215	725,863
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,196,814	484,441
Merit Securities Corp. Series 13 Class M1, 7.9008% 12/28/33 (h)		1,923,000	1,779,142
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		899,989	740,421
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (g)		3,719,900	3,757,252
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (g)		4,590,000	4,544,100
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (g)		9,370,000	9,182,600
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1806% 2/5/36 (g)(h)		3,553,722	355
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		2,212,848	2,218,380
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.0237% 9/25/26 (g)(h)		2,000,000	840,000
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (g)(h)		20,661,147	19,111,561
Class A1B, 0.8037% 9/25/26 (g)(h)		22,506,000	18,004,800
Class A2A, 0.6937% 9/25/26 (g)(h)		6,933,773	6,483,078
Class A2B, 0.7837% 9/25/26 (g)(h)		1,550,000	1,302,000
Class B, 0.8337% 9/25/26 (g)(h)		890,000	707,550
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class C 1.0037% 9/25/26 (g)(h)		$ 3,830,000	$ 3,006,550
Class G, 1.8237% 9/25/26 (g)(h)		1,150,000	782,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.8131% 11/21/40 (g)(h)		10,500,000	8,925,000
Class F, 2.4431% 11/21/40 (g)(h)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $122,294,415)			123,241,669
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.9%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4203% 6/15/22 (g)(h)		1,899,478	1,846,534
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		68,818	20,184
Series 2002-R2 Class 2B3, 3.8803% 7/25/33 (g)(h)		215,137	91,696
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		109,203	74,810
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,429,318	301,995
Class B3, 5.5% 11/25/33		168,717	11,243
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		126,578	4,917
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (g)(h)		3,200,000	3,440,362
Series 2010-K6 Class B, 5.3615% 12/25/46 (g)(h)		4,500,000	4,803,993
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,182,521
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,598,491
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1913% 7/10/35 (g)(h)		352,134	250,297
Series 2005-A Class B6, 2.2413% 3/10/37 (g)(h)		1,501,292	96,083
Series 2005-B Class B6, 1.8413% 6/10/37 (g)(h)		861,294	33,160
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		50,277	42,806
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7413% 12/10/35 (g)(h)		331,511	135,323
Series 2004-A Class B7, 4.4913% 2/10/36 (g)(h)		364,099	180,957
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-B Class B7, 4.2413% 2/10/36 (g)(h)		$ 438,959	$ 196,127
Series 2005-C Class B7, 3.3413% 9/10/37 (g)(h)		393,090	786
TOTAL PRIVATE SPONSOR			20,312,285
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		167,852	39,041
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2971% 2/25/42 (g)(h)		104,308	48,271
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		244,232	71,591
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.3661% 6/25/43 (g)(h)		154,619	30,823
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.4228% 10/25/42 (g)(h)		67,773	9,797
TOTAL U.S. GOVERNMENT AGENCY			199,523
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,226,848)			20,511,808
Commercial Mortgage Securities - 21.6%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		5,304,938	5,137,087
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,224,961
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		241,658	248,979
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,221,824
Series 2005-1 Class CJ, 5.3601% 11/10/42 (h)		3,580,000	3,730,299
Series 2005-6 Class AJ, 5.1931% 9/10/47 (h)		5,000,000	5,013,750
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.99% 11/15/15 (g)(h)		120,250,176	112,819,902
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2903% 3/15/22 (g)(h)		2,000,000	1,810,148
Class K, 2.2403% 3/15/22 (g)(h)		4,190,000	2,325,760
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4518% 3/11/39 (h)		$ 5,700,000	$ 5,479,712
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5407% 4/12/38 (g)(h)		2,520,000	2,314,542
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3703% 12/15/20 (g)(h)		8,000,000	7,241,280
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		7,373,156	7,410,022
Commercial Mortgage pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (h)		5,000,000	5,010,345
Series 2011-STRT Class C, 4.755% 12/10/24 (g)		2,000,000	2,022,120
Commercial Mortgage Trust pass-thru certificates Series 2012-LC4:
Class C, 5.825% 12/10/44 (h)		2,000,000	1,974,978
Class D, 5.825% 12/10/44 (g)(h)		8,000,000	6,671,368
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (g)		3,690,000	3,742,059
Class F, 4.867% 6/9/28 (g)		11,090,000	9,997,934
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (g)		2,525,980	2,667,978
Series 1998-C2 Class F, 6.75% 11/15/30 (g)		3,000,000	3,206,769
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8888% 3/25/17 (g)(h)		2,512,000	1,934,240
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4388% 3/25/17 (g)(h)		3,860,000	3,088,000
Class G, 7.2388% 3/25/17 (g)(h)		3,272,000	2,454,000
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5568% 11/10/46 (g)(h)		12,490,000	11,235,967
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	1,002,912
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4444% 6/10/31 (g)(h)		2,500,000	2,605,373
Series 2000-CKP1 Class B3, 7.824% 11/10/33 (h)		2,970,000	2,960,968
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (g)		6,000,000	6,079,510
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (h)(i)		14,360,000	2,424,858
Series KAIV Class X2, 3.6146% 6/25/46 (h)(i)		7,430,000	1,560,879
Freddie Mac:
Series K011 Class X3, 2.5749% 12/25/43 (h)(i)		12,206,096	1,884,402
Series K012 Class X3, 2.2878% 1/25/41 (h)(i)		21,072,886	2,903,127
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		11,329,138	10,422,807
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.2709% 12/10/35 (g)(h)		$ 991,000	$ 990,855
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		1,483,855	1,533,753
Class G, 6.75% 4/15/29 (h)		1,250,000	1,379,348
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		28,581	28,504
Class J, 6.974% 8/15/36		1,500,000	1,484,151
Series 2000-C1 Class K, 7% 3/15/33		469,146	354,331
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,022,563
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,031,906
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	882,350
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (g)(h)		1,400,000	1,405,603
Series 2010-C1:
Class D, 5.9969% 8/10/43 (g)(h)		4,000,000	3,646,776
Class E, 4% 8/10/43 (g)		3,000,000	2,152,236
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		9,185,000	9,055,492
GS Mortgage Securities Trust:
Series 2011-GC5 Class C, 5.3086% 8/10/44 (g)(h)		9,000,000	9,116,840
Series 2012-GC6 Class C, 5.451% 1/10/45 (g)(h)		3,600,000	3,522,192
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,038,274	2,652
Class X, 0.6261% 10/15/32 (g)(h)(i)		4,870,680	15,213
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		3,000,000	2,998,848
Series 2009-IWST Class D, 7.4455% 12/5/27 (g)(h)		6,500,000	7,031,785
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		8,000,000	8,361,191
Series 2010-CNTR:
Class D, 6.184% 8/5/32 (g)(h)		4,500,000	4,588,979
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,708,506
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class AJ, 5.3259% 12/15/44 (h)		3,470,000	3,436,526
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class C, 5.3142% 8/15/46 (g)(h)		6,525,375	6,349,908
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		558,471	563,685
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C8:
Class G, 6% 7/15/31 (g)		$ 1,024,947	$ 1,047,578
Class H, 6% 7/15/31 (g)		1,341,102	455,606
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,810,637	2,943,782
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,062,828
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,565,987
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,061,128
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,034,955
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,017,595
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	3,642,908
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	9,082,899
Series 2006-C4:
Class AJ, 5.886% 6/15/38 (h)		7,005,000	5,761,220
Class AM, 5.886% 6/15/38 (h)		6,700,000	7,021,935
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1403% 6/15/22 (g)(h)		6,230,000	5,077,450
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6691% 6/25/43 (g)(h)		4,699,000	4,235,688
Series 2011-1 Class B, 5.6691% 6/25/43 (g)(h)		5,720,000	6,186,872
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	519,660
Class G, 4.384% 7/12/37	CAD	355,000	252,866
Class H, 4.384% 7/12/37	CAD	236,000	163,624
Class J, 4.384% 7/12/37	CAD	355,000	239,613
Class K, 4.384% 7/12/37	CAD	355,000	233,306
Class L, 4.384% 7/12/37	CAD	236,000	151,042
Class M, 4.384% 7/12/37	CAD	995,000	536,365
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		2,389,530	1,397,875
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6603% 5/12/39 (h)		1,200,000	1,279,417
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (g)		4,280,910	3,681,583
Series 2004-C2 Class A, 5.318% 10/15/40 (g)		10,002,787	7,752,160
Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		750,000	75
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2004-C1:
Class E, 7.983% 1/15/37 (g)		$ 1,453,000	$ 145
Class IO, 8.3236% 1/15/37 (g)(h)(i)		4,746,340	355,975
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (g)		4,630,000	3,879,847
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,213,184	1,219,250
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,661,094
Series 1997-RR Class F, 7.3534% 4/30/39 (g)(h)		1,695,683	1,492,201
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,611,210	1,269,048
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	1,995,996
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,578,218
Series 2011-C1 Class C, 5.2551% 9/15/47 (g)(h)		2,000,000	1,979,120
Series 2011-C2:
Class D, 5.3184% 6/15/44 (g)(h)		4,610,000	4,150,199
Class E, 5.3184% 6/15/44 (g)(h)		9,600,000	8,019,648
Class F, 5.3184% 6/15/44 (g)(h)		4,440,000	3,515,770
Class XB, 0.4649% 6/15/44 (g)(h)(i)		63,708,222	1,973,681
Series 2011-C3 Class D, 5.357% 7/15/49 (g)		7,400,000	6,474,785
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (i)		1,713,313	1,627,648
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,506,029	3,591,576
RBSCF Trust Series 2010-MB1 Class D, 4.6744% 4/15/24 (g)(h)		5,820,000	5,867,288
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (g)(h)		3,000,000	3,103,500
Class E5, 6.5% 2/18/34 (g)(h)		3,000,000	3,014,352
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,170,996
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.6557% 8/15/39 (h)		2,080,000	2,167,761
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	9,821,982
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8153% 7/15/24 (g)(h)		1,200,000	802,306
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8751% 1/10/45 (g)(h)		3,000,000	3,314,064
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		2,540,000	2,669,007
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,977,060
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C11:
Class D, 5.3754% 1/15/41 (h)		$ 5,177,000	$ 4,723,220
Class E, 5.4254% 1/15/41 (h)		3,785,000	3,198,450
Series 2004-C12 Class D, 5.3166% 7/15/41 (h)		2,750,000	2,769,498
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,086,047
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class C, 5.335% 3/15/44 (g)		4,900,000	4,734,115
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (g)		4,000,000	4,126,556
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $512,885,275)			522,229,473
Floating Rate Loans - 3.9%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	9,090,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (h)		2,828,625	2,489,190
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.49% 10/27/13 (h)		1,971,108	1,968,644
TOTAL CONSUMER DISCRETIONARY			13,547,834
FINANCIALS - 2.0%
Diversified Financial Services - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (h)		3,885,475	3,900,239
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (h)		969,296	969,296
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4898% 11/9/15 (h)		2,914,286	2,903,357
Tranche B, term loan 3.4898% 11/9/16 (h)		3,000,000	3,000,000
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7403% 9/4/19 (h)		4,750,553	4,744,615
CityCenter term loan 8.75% 7/1/13 (h)		8,000,000	7,924,000
EOP Operating LP term loan 1.992% 2/5/13 (h)		5,000,000	4,725,000
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Equity Inns Reality LLC:
Tranche A, term loan 9.5% 11/2/12 (h)		$ 2,184,917	$ 1,699,046
Tranche B 2LN, term loan 6.55% 11/2/12 (h)		5,000,000	4,500,000
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (h)		520,165	491,556
Credit-Linked Deposit 4.4913% 10/10/16 (h)		712,318	661,565
term loan 4.77% 10/10/16 (h)		8,058,859	7,484,665
Tranche 2LN, term loan 13.5% 10/15/17		3,500,000	3,587,500
			41,721,304
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (h)		2,412,575	2,424,638
TOTAL FINANCIALS			49,015,477
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. term loan 3.9886% 1/25/17 (h)		2,903,247	2,866,957
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (h)		1,995,000	1,995,000
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (h)		5,209,946	5,125,284
			9,987,241
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (h)		11,907,850	11,252,918
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)		7,436,375	7,436,375
TowerCo Finance LLC Tranche B, term loan 4.5% 2/2/17 (h)		3,641,608	3,650,712
			11,087,087
TOTAL FLOATING RATE LOANS (Cost $96,253,680)			94,890,557
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	$ 15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	122,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
		137,000
TOTAL PREFERRED SECURITIES (Cost $2,593,896)		137,000
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	196,486,523	196,486,523
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	28,570,838	28,570,838
TOTAL MONEY MARKET FUNDS (Cost $225,057,361)		225,057,361
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,320,263,982)		2,442,289,694
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(24,519,862)
NET ASSETS - 100%		$ 2,417,769,832
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $554,775,464 or 22.9% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,282,564 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 5,137,113
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 145,454
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 184,052
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7388% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 149,455
Fidelity Securities Lending Cash Central Fund	54,364
Total	$ 203,819
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,563,240	$ 27,597,109	$ -	$ 3,966,131
Financials	798,045,282	774,505,236	19,074,530	4,465,516
Health Care	28,336,799	28,336,799	-	-
Telecommunica-tion Services	4,401,306	4,401,306	-	-
Corporate Bonds	593,875,199	-	592,048,381	1,826,818
Asset-Backed Securities	123,241,669	-	81,065,636	42,176,033
Collateralized Mortgage Obligations	20,511,808	-	18,871,901	1,639,907
Commercial Mortgage Securities	522,229,473	-	488,345,433	33,884,040
Floating Rate Loans	94,890,557	-	73,151,557	21,739,000
Preferred Securities	137,000	-	-	137,000
Money Market Funds	225,057,361	225,057,361	-	-
Total Investments in Securities:	$ 2,442,289,694	$ 1,059,897,811	$ 1,272,557,438	$ 109,834,445
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,528,571
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	437,560
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,966,131
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 437,560
Investments in Securities:
Equities - Financials
Beginning Balance	$ 4,941,370
Total Realized Gain (Loss)	(607)
Total Unrealized Gain (Loss)	(475,371)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	124
Transfers out of Level 3	-
Ending Balance	$ 4,465,516
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (475,371)
Corporate Bonds
Beginning Balance	$ 9,384,800
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	77,251
Cost of Purchases	4,349,567
Proceeds of Sales	(4,000,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(7,984,800)
Ending Balance	$ 1,826,818
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (2,522,749)
Asset-Backed Securities
Beginning Balance	$ 79,390,084
Total Realized Gain (Loss)	800,887
Total Unrealized Gain (Loss)	4,788,372
Cost of Purchases	846,386
Proceeds of Sales	(15,155,630)
Amortization/Accretion	746,393
Transfers in to Level 3	3,448,211
Transfers out of Level 3	(32,688,670)
Ending Balance	$ 42,176,033
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 4,900,195
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 862,000
Total Realized Gain (Loss)	(340,006)
Total Unrealized Gain (Loss)	280,318
Cost of Purchases	-
Proceeds of Sales	(647,708)
Amortization/Accretion	(180,392)
Transfers in to Level 3	1,665,695
Transfers out of Level 3	-
Ending Balance	$ 1,639,907
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (56,370)
Commercial Mortgage Securities
Beginning Balance	$ 31,940,633
Total Realized Gain (Loss)	(89,486)
Total Unrealized Gain (Loss)	1,083,913
Cost of Purchases	8,837,780
Proceeds of Sales	(3,377,194)
Amortization/Accretion	(113,529)
Transfers in to Level 3	5,151,372
Transfers out of Level 3	(9,549,449)
Ending Balance	$ 33,884,040
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 840,922
Floating Rate Loans
Beginning Balance	$ 9,000,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	34,629
Cost of Purchases	4,675,000
Proceeds of Sales	-
Amortization/Accretion	44,571
Transfers in to Level 3	7,984,800
Transfers out of Level 3	-
Ending Balance	$ 21,739,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 34,629
Investments in Securities:
Preferred Securities
Beginning Balance	$ 442,008
Total Realized Gain (Loss)	(785,700)
Total Unrealized Gain (Loss)	478,595
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	2,097
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 137,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (307,097)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,321,483,277. Net unrealized appreciation aggregated $120,806,417, of which $186,791,359 related to appreciated investment securities and $65,984,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

April 30, 2012

1.817158.107

ASCV-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Diversified Consumer Services - 2.6%
Regis Corp. (e)	3,795,824	$ 69,653,370
Household Durables - 6.6%
Ethan Allen Interiors, Inc.	567,112	13,156,998
KB Home (d)	3,300,000	28,644,000
M.D.C. Holdings, Inc. (d)	1,974,300	55,497,573
Meritage Homes Corp. (a)	1,286,160	36,514,082
Ryland Group, Inc. (d)	1,906,237	42,909,395
		176,722,048
Media - 1.1%
Valassis Communications, Inc. (a)	1,484,641	29,692,820
Specialty Retail - 3.1%
Asbury Automotive Group, Inc. (a)	965,159	26,947,239
Ascena Retail Group, Inc. (a)	1,621,400	33,206,272
Tsutsumi Jewelry Co. Ltd.	791,400	23,151,233
		83,304,744
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc. (a)	1,100,000	31,042,000
TOTAL CONSUMER DISCRETIONARY		390,414,982
CONSUMER STAPLES - 3.8%
Food Products - 2.6%
Chiquita Brands International, Inc. (a)(e)	2,916,210	24,787,785
Dean Foods Co. (a)	3,600,000	44,208,000
		68,995,785
Household Products - 1.2%
Spectrum Brands Holdings, Inc. (a)	937,476	32,352,297
TOTAL CONSUMER STAPLES		101,348,082
ENERGY - 3.2%
Energy Equipment & Services - 1.5%
Superior Energy Services, Inc. (a)	1,466,700	39,483,564
Oil, Gas & Consumable Fuels - 1.7%
Berry Petroleum Co. Class A	1,025,000	46,688,750
TOTAL ENERGY		86,172,314
Common Stocks - continued
	Shares	Value
FINANCIALS - 36.2%
Capital Markets - 4.7%
Knight Capital Group, Inc. Class A (a)	3,454,903	$ 45,397,425
Monex Beans Holdings, Inc. (f)	139,737	27,753,003
Waddell & Reed Financial, Inc. Class A	1,610,000	51,487,800
		124,638,228
Commercial Banks - 11.5%
Associated Banc-Corp.	4,432,650	59,087,225
CapitalSource, Inc.	6,548,461	42,237,573
City National Corp.	784,900	41,803,774
National Penn Bancshares, Inc.	4,266,604	39,338,089
PacWest Bancorp (e)	1,857,600	44,248,032
TCF Financial Corp.	6,739,200	77,298,624
Western Liberty Bancorp (a)(e)	1,000,000	2,950,000
		306,963,317
Insurance - 7.6%
Alterra Capital Holdings Ltd.	2,337,411	55,934,245
Aspen Insurance Holdings Ltd.	1,920,200	54,380,064
Platinum Underwriters Holdings Ltd.	1,694,139	62,039,370
ProAssurance Corp.	350,000	30,831,500
		203,185,179
Real Estate Investment Trusts - 7.3%
DCT Industrial Trust, Inc.	12,180,586	72,230,875
Franklin Street Properties Corp.	3,160,000	31,821,200
Highwoods Properties, Inc. (SBI)	1,720,330	59,747,061
National Retail Properties, Inc.	1,140,000	31,213,200
		195,012,336
Real Estate Management & Development - 1.1%
Forestar Group, Inc. (a)(e)	1,996,875	30,711,938
Thrifts & Mortgage Finance - 4.0%
Astoria Financial Corp. (d)(e)	5,418,152	52,501,893
Washington Federal, Inc.	3,086,175	54,131,510
		106,633,403
TOTAL FINANCIALS		967,144,401
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.0%
Integra LifeSciences Holdings Corp. (a)	680,775	25,345,253
Health Care Providers & Services - 5.3%
Chemed Corp.	465,200	28,070,168
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	779,700	$ 54,766,128
Team Health Holdings, Inc. (a)	2,787,898	60,051,323
		142,887,619
TOTAL HEALTH CARE		168,232,872
INDUSTRIALS - 13.4%
Commercial Services & Supplies - 6.9%
ACCO Brands Corp. (a)	1,870,000	19,728,500
HNI Corp. (d)(e)	2,674,619	64,511,810
Knoll, Inc.	1,712,898	25,333,761
Quad/Graphics, Inc. (d)	1,414,900	19,016,256
United Stationers, Inc.	1,980,800	56,175,488
		184,765,815
Electrical Equipment - 0.7%
GrafTech International Ltd. (a)	1,632,688	19,167,757
Machinery - 2.2%
Blount International, Inc. (a)(e)	2,604,723	42,118,371
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,047,872	15,539,942
		57,658,313
Trading Companies & Distributors - 3.6%
H&E Equipment Services, Inc. (a)	992,000	19,145,600
WESCO International, Inc. (a)	1,153,633	76,589,695
		95,735,295
TOTAL INDUSTRIALS		357,327,180
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 2.1%
Polycom, Inc. (a)	710,112	9,423,186
ViaSat, Inc. (a)	984,472	47,549,998
		56,973,184
Electronic Equipment & Components - 6.5%
Ingram Micro, Inc. Class A (a)	2,853,100	55,521,326
Macnica, Inc.	677,400	15,800,436
Ryoyo Electro Corp. (e)	1,972,700	21,832,512
SYNNEX Corp. (a)	784,210	29,870,559
Tech Data Corp. (a)	964,600	51,885,834
		174,910,667
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
j2 Global, Inc. (d)	813,904	$ 21,023,140
Semiconductors & Semiconductor Equipment - 0.5%
Miraial Co. Ltd. (e)	720,200	12,936,680
Software - 1.4%
Monotype Imaging Holdings, Inc. (a)(e)	2,622,574	37,214,325
TOTAL INFORMATION TECHNOLOGY		303,057,996
MATERIALS - 4.6%
Chemicals - 0.9%
PolyOne Corp.	1,750,000	24,255,000
Metals & Mining - 3.7%
Carpenter Technology Corp.	409,380	22,786,091
Haynes International, Inc.	496,108	30,942,256
RTI International Metals, Inc. (a)(e)	1,875,205	46,036,283
		99,764,630
TOTAL MATERIALS		124,019,630
UTILITIES - 4.9%
Electric Utilities - 1.9%
Westar Energy, Inc.	1,760,000	50,494,400
Gas Utilities - 3.0%
Southwest Gas Corp.	836,756	35,160,487
UGI Corp.	1,502,654	43,847,444
		79,007,931
TOTAL UTILITIES		129,502,331
TOTAL COMMON STOCKS (Cost $2,171,741,604)		2,627,219,788
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	12,584,208
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
DDR Corp. Series H, 7.375%	818,790	$ 20,527,065
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		33,111,273
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.14% (b)	13,793,731	13,793,731
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	20,641,825	20,641,825
TOTAL MONEY MARKET FUNDS (Cost $34,435,556)		34,435,556
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,226,531,930)	2,694,766,617
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(22,844,041)
NET ASSETS - 100%	$ 2,671,922,576
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,649
Fidelity Securities Lending Cash Central Fund	110,883
Total	$ 119,532
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 56,131,471	$ 5,135,258	$ -	$ 2,061,079	$ 52,501,893
Blount International, Inc.	43,316,543	-	-	-	42,118,371
Chiquita Brands International, Inc.	24,519,456	7,698,539	-	-	24,787,785
Columbus McKinnon Corp. (NY Shares)	15,792,000	1,137,487	-	-	15,539,942
DCT Industrial Trust, Inc.	74,961,776	-	7,151,583	2,561,423	-
Forestar Group, Inc.	-	24,473,760	-	-	30,711,938
H&E Equipment Services, Inc.	29,272,896	2,743,497	34,273,157	-	-
Haynes International, Inc.	42,301,857	-	8,879,973	337,509	-
HNI Corp.	49,131,621	18,981,945	17,053,493	1,897,797	64,511,810
Ingles Markets, Inc. Class A	10,225,970	-	9,904,080	78,182	-
M.D.C. Holdings, Inc.	54,813,423	-	11,538,174	1,818,225	-
Miraial Co. Ltd.	15,046,860	-	-	259,439	12,936,680
Monotype Imaging Holdings, Inc.	35,396,690	549,189	-	-	37,214,325
PacWest Bancorp	36,873,360	-	-	687,312	44,248,032
Providence Service Corp.	12,045,466	-	15,255,161	-	-
Regis Corp.	60,080,486	-	4,464,726	725,248	69,653,370
RTI International Metals, Inc.	27,932,874	27,009,845	3,701,784	-	46,036,283
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ryoyo Electro Corp.	$ 19,684,709	$ -	$ -	$ 355,315	$ 21,832,512
Western Liberty Bancorp	7,248,000	-	3,576,868	-	2,950,000
Total	$ 614,775,458	$ 87,729,520	$ 115,798,999	$ 10,781,529	$ 465,042,941
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 402,999,190	$ 379,847,957	$ 23,151,233	$ -
Consumer Staples	101,348,082	101,348,082	-	-
Energy	86,172,314	86,172,314	-	-
Financials	987,671,466	959,918,463	27,753,003	-
Health Care	168,232,872	168,232,872	-	-
Industrials	357,327,180	357,327,180	-	-
Information Technology	303,057,996	252,488,368	50,569,628	-
Materials	124,019,630	124,019,630	-	-
Utilities	129,502,331	129,502,331	-	-
Money Market Funds	34,435,556	34,435,556	-	-
Total Investments in Securities:	$ 2,694,766,617	$ 2,593,292,753	$ 101,473,864	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,227,631,358. Net unrealized appreciation aggregated $467,135,259, of which $564,366,272 related to appreciated investment securities and $97,231,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

April 30, 2012

1.815773.107

SCP-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.9%
Tenneco, Inc. (a)	524,600	$ 16,173,418
Hotels, Restaurants & Leisure - 4.1%
Cracker Barrel Old Country Store, Inc.	278,800	16,036,576
Interval Leisure Group, Inc.	970,000	16,761,600
Life Time Fitness, Inc. (a)	677,600	31,549,057
Texas Roadhouse, Inc. Class A	751,900	12,970,275
		77,317,508
Household Durables - 2.0%
Lennar Corp. Class A	303,800	8,427,412
Toll Brothers, Inc. (a)	641,300	16,289,020
Tupperware Brands Corp.	197,090	12,276,736
		36,993,168
Multiline Retail - 0.6%
Dollarama, Inc.	214,900	11,961,733
Specialty Retail - 7.0%
Ascena Retail Group, Inc. (a)	784,800	16,072,704
DSW, Inc. Class A	291,300	16,388,538
Express, Inc. (a)	600,000	14,172,000
Hibbett Sports, Inc. (a)	490,000	29,262,800
Sally Beauty Holdings, Inc. (a)	811,000	21,572,600
Tractor Supply Co.	98,000	9,644,180
Vitamin Shoppe, Inc. (a)	522,300	24,584,661
		131,697,483
Textiles, Apparel & Luxury Goods - 3.1%
Hanesbrands, Inc. (a)	450,000	12,699,000
PVH Corp.	169,459	15,047,959
Steven Madden Ltd. (a)	521,400	22,529,694
Ted Baker PLC	591,073	8,684,702
		58,961,355
TOTAL CONSUMER DISCRETIONARY		333,104,665
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.7%
Chefs' Warehouse Holdings (a)	531,800	12,858,924
Food Products - 2.5%
Calavo Growers, Inc. (d)	456,458	13,091,215
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Hain Celestial Group, Inc. (a)	470,000	$ 22,231,000
Post Holdings, Inc. (a)	400,000	11,900,000
		47,222,215
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	325,000	12,668,500
TOTAL CONSUMER STAPLES		72,749,639
ENERGY - 7.7%
Energy Equipment & Services - 2.6%
Essential Energy Services Ltd.	5,166,700	12,710,788
Tesco Corp. (a)	750,000	12,247,500
Western Energy Services Corp. (a)	1,530,000	10,920,273
Xtreme Drilling & Coil Services Corp. (a)(e)	3,300,000	10,690,964
Zedi, Inc. (a)	2,329,500	1,745,209
		48,314,734
Oil, Gas & Consumable Fuels - 5.1%
Cheniere Energy, Inc. (a)	1,007,331	18,444,231
Delek US Holdings, Inc.	650,000	10,595,000
Energy XXI (Bermuda) Ltd.	500,000	18,840,000
Petroleum Development Corp. (a)	405,000	13,927,950
Stone Energy Corp. (a)	516,300	14,482,215
Targa Resources Corp.	429,300	20,645,037
		96,934,433
TOTAL ENERGY		145,249,167
FINANCIALS - 7.2%
Commercial Banks - 2.7%
Banco Pine SA	1,863,387	12,757,233
BBCN Bancorp, Inc. (a)	1,890,000	20,752,200
Columbia Banking Systems, Inc.	880,000	18,031,200
		51,540,633
Insurance - 1.6%
Allied World Assurance Co. Holdings Ltd.	259,800	18,695,208
Amerisafe, Inc. (a)	451,876	12,074,127
		30,769,335
Real Estate Investment Trusts - 2.2%
Highwoods Properties, Inc. (SBI)	419,000	14,551,870
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	430,000	$ 14,310,400
Rayonier, Inc.	285,000	12,924,750
		41,787,020
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	200,000	11,966,000
TOTAL FINANCIALS		136,062,988
HEALTH CARE - 16.5%
Biotechnology - 3.0%
Alkermes PLC (a)	165,500	2,863,150
Amylin Pharmaceuticals, Inc. (a)	556,700	14,424,097
ArQule, Inc. (a)	900,000	6,345,000
BioMarin Pharmaceutical, Inc. (a)	190,000	6,593,000
Isis Pharmaceuticals, Inc. (a)	437,257	3,498,056
OncoGenex Pharmaceuticals, Inc. (a)(d)	570,000	7,410,000
Seattle Genetics, Inc. (a)	330,000	6,524,100
Targacept, Inc. (a)	500,000	2,375,000
Theravance, Inc. (a)(d)	299,000	6,470,360
XOMA Corp. (a)	231,631	669,414
		57,172,177
Health Care Equipment & Supplies - 4.3%
Align Technology, Inc. (a)	783,800	24,854,298
Cyberonics, Inc. (a)	402,000	15,396,600
ICU Medical, Inc. (a)	200,000	10,498,000
Sirona Dental Systems, Inc. (a)	195,000	9,849,450
The Cooper Companies, Inc.	151,900	13,393,023
The Spectranetics Corp. (a)	618,315	6,486,124
		80,477,495
Health Care Providers & Services - 6.6%
Air Methods Corp. (a)	161,000	13,541,710
Catalyst Health Solutions, Inc. (a)	192,600	16,634,862
Centene Corp. (a)	330,000	13,064,700
Corvel Corp. (a)	222,592	9,680,526
Health Net, Inc. (a)	302,482	10,771,384
HMS Holdings Corp. (a)	783,500	18,851,010
MEDNAX, Inc. (a)	172,900	12,144,496
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MWI Veterinary Supply, Inc. (a)	198,400	$ 18,728,960
PSS World Medical, Inc. (a)	447,000	10,696,710
		124,114,358
Health Care Technology - 0.7%
Epocrates, Inc. (a)	672,706	5,475,827
Merge Healthcare, Inc. (a)	2,065,300	8,880,790
		14,356,617
Life Sciences Tools & Services - 0.3%
Furiex Pharmaceuticals, Inc. (a)	200,000	2,874,000
Luminex Corp. (a)	117,201	2,934,713
		5,808,713
Pharmaceuticals - 1.6%
Cadence Pharmaceuticals, Inc. (a)	767,693	2,832,787
Dechra Pharmaceuticals PLC	313,264	2,346,537
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	99,044	252,391
Impax Laboratories, Inc. (a)	640,200	15,768,126
ViroPharma, Inc. (a)	410,000	8,917,500
		30,117,341
TOTAL HEALTH CARE		312,046,701
INDUSTRIALS - 17.5%
Aerospace & Defense - 1.6%
Teledyne Technologies, Inc. (a)	245,700	15,877,134
TransDigm Group, Inc. (a)	112,600	14,201,112
		30,078,246
Building Products - 0.3%
US Home Systems, Inc. (e)	725,000	6,358,250
Commercial Services & Supplies - 0.4%
US Ecology, Inc.	345,665	7,494,017
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	507,400	11,670,200
Primoris Services Corp.	300,000	4,326,000
		15,996,200
Electrical Equipment - 2.0%
Hubbell, Inc. Class B	278,800	22,370,912
II-VI, Inc. (a)	715,000	14,593,150
		36,964,062
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	121,927	$ 6,713,301
Machinery - 5.7%
Actuant Corp. Class A	413,100	11,265,237
Blount International, Inc. (a)	774,000	12,515,580
Chart Industries, Inc. (a)	260,000	19,871,800
CLARCOR, Inc.	30,960	1,486,699
TriMas Corp. (a)	567,900	12,499,479
Valmont Industries, Inc.	165,000	20,448,450
Wabtec Corp.	247,300	19,234,994
Westport Innovations, Inc. (a)(d)	332,300	10,400,992
		107,723,231
Professional Services - 2.6%
Advisory Board Co. (a)	255,100	23,254,916
MISTRAS Group, Inc. (a)	111,105	2,607,634
Nielsen Holdings B.V. (a)	410,000	11,980,200
Nihon M&A Center, Inc.	385,512	11,038,975
		48,881,725
Road & Rail - 0.8%
Avis Budget Group, Inc. (a)	1,135,900	14,948,444
Trading Companies & Distributors - 2.3%
DXP Enterprises, Inc. (a)	284,719	12,348,263
Rush Enterprises, Inc. Class A (a)	92,077	1,664,752
Watsco, Inc.	289,000	20,793,550
WESCO International, Inc. (a)	145,000	9,626,550
		44,433,115
Transportation Infrastructure - 0.6%
Wesco Aircraft Holdings, Inc. (a)	700,000	11,053,000
TOTAL INDUSTRIALS		330,643,591
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 1.3%
Comtech Telecommunications Corp.	353,000	10,914,760
Parrot SA (a)	438,100	13,234,614
		24,149,374
Computers & Peripherals - 1.7%
Gemalto NV	175,177	13,053,612
Super Micro Computer, Inc. (a)	1,109,923	19,590,141
		32,643,753
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.7%
Insight Enterprises, Inc. (a)	457,400	$ 9,289,794
OSI Systems, Inc. (a)	234,000	15,645,240
Zygo Corp. (a)	384,483	7,608,919
		32,543,953
Internet Software & Services - 6.9%
Ancestry.com, Inc. (a)(d)	424,700	11,339,490
Bankrate, Inc.	600,000	14,052,000
Demand Media, Inc. (a)(d)	1,993,000	16,561,830
InfoSpace, Inc. (a)	1,099,500	12,237,435
Liquidity Services, Inc. (a)	429,800	22,921,234
LivePerson, Inc. (a)	1,043,426	16,569,605
Open Text Corp. (a)	152,000	8,522,156
Perficient, Inc. (a)	1,031,502	12,388,339
QuinStreet, Inc. (a)(d)	1,500,000	15,765,000
		130,357,089
IT Services - 4.0%
Euronet Worldwide, Inc. (a)	500,000	10,815,000
Heartland Payment Systems, Inc.	710,000	21,633,700
Maximus, Inc.	400,000	17,700,000
VeriFone Systems, Inc. (a)	248,800	11,852,832
Virtusa Corp. (a)	815,000	12,298,350
		74,299,882
Semiconductors & Semiconductor Equipment - 1.7%
Cymer, Inc. (a)	278,201	14,421,940
Entegris, Inc. (a)	2,006,500	17,757,525
		32,179,465
Software - 7.1%
Aspen Technology, Inc. (a)	1,172,200	23,186,116
BroadSoft, Inc. (a)(d)	456,600	19,547,046
CommVault Systems, Inc. (a)	470,000	24,472,900
Ebix, Inc. (d)	635,610	12,998,225
MICROS Systems, Inc. (a)	330,312	18,771,631
Parametric Technology Corp. (a)	1,000,000	21,580,000
Royalblue Group PLC	506,000	12,729,973
		133,285,891
TOTAL INFORMATION TECHNOLOGY		459,459,407
Common Stocks - continued
	Shares	Value
MATERIALS - 1.6%
Containers & Packaging - 1.1%
Myers Industries, Inc.	700,000	$ 11,571,000
Silgan Holdings, Inc.	220,000	9,651,400
		21,222,400
Metals & Mining - 0.5%
Commercial Metals Co.	650,000	9,607,000
TOTAL MATERIALS		30,829,400
TOTAL COMMON STOCKS (Cost $1,598,129,823)		1,820,145,558
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 5/24/12 (f) (Cost $8,099,558)	$ 8,100,000	8,099,660
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	67,872,326	67,872,326
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	57,843,241	57,843,241
TOTAL MONEY MARKET FUNDS (Cost $125,715,567)		125,715,567
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,731,944,948)		1,953,960,785
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(67,233,684)
NET ASSETS - 100%		$ 1,886,727,101
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
572 E-mini Russell 2000 Index Contracts	June 2012	$ 46,612,280	$ 778,509
The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,299,819.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,544
Fidelity Securities Lending Cash Central Fund	2,966,260
Total	$ 3,023,804
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 16,826,331	$ 7,649,689	$ 14,878,645	$ 307,289	$ -
Perficient, Inc.	17,202,205	4,361,057	10,626,703	-	-
US Home Systems, Inc.	-	8,770,904	-	21,750	6,358,250
Xtreme Drilling & Coil Services Corp.	-	10,338,712	-	-	10,690,964
Total	$ 34,028,536	$ 31,120,362	$ 25,505,348	$ 329,039	$ 17,049,214
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 333,104,665	$ 333,104,665	$ -	$ -
Consumer Staples	72,749,639	72,749,639	-	-
Energy	145,249,167	145,249,167	-	-
Financials	136,062,988	136,062,988	-	-
Health Care	312,046,701	312,046,701	-	-
Industrials	330,643,591	319,604,616	11,038,975	-
Information Technology	459,459,407	459,459,407	-	-
Materials	30,829,400	30,829,400	-	-
U.S. Government and Government Agency Obligations	8,099,660	-	8,099,660	-
Money Market Funds	125,715,567	125,715,567	-	-
Total Investments in Securities:	$ 1,953,960,785	$ 1,934,822,150	$ 19,138,635	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 778,509	$ 778,509	$ -	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,735,153,535. Net unrealized appreciation aggregated $218,807,250, of which $279,786,003 related to appreciated investment securities and $60,978,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

April 30, 2012

1.817157.107

ASCP-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.9%
Tenneco, Inc. (a)	524,600	$ 16,173,418
Hotels, Restaurants & Leisure - 4.1%
Cracker Barrel Old Country Store, Inc.	278,800	16,036,576
Interval Leisure Group, Inc.	970,000	16,761,600
Life Time Fitness, Inc. (a)	677,600	31,549,057
Texas Roadhouse, Inc. Class A	751,900	12,970,275
		77,317,508
Household Durables - 2.0%
Lennar Corp. Class A	303,800	8,427,412
Toll Brothers, Inc. (a)	641,300	16,289,020
Tupperware Brands Corp.	197,090	12,276,736
		36,993,168
Multiline Retail - 0.6%
Dollarama, Inc.	214,900	11,961,733
Specialty Retail - 7.0%
Ascena Retail Group, Inc. (a)	784,800	16,072,704
DSW, Inc. Class A	291,300	16,388,538
Express, Inc. (a)	600,000	14,172,000
Hibbett Sports, Inc. (a)	490,000	29,262,800
Sally Beauty Holdings, Inc. (a)	811,000	21,572,600
Tractor Supply Co.	98,000	9,644,180
Vitamin Shoppe, Inc. (a)	522,300	24,584,661
		131,697,483
Textiles, Apparel & Luxury Goods - 3.1%
Hanesbrands, Inc. (a)	450,000	12,699,000
PVH Corp.	169,459	15,047,959
Steven Madden Ltd. (a)	521,400	22,529,694
Ted Baker PLC	591,073	8,684,702
		58,961,355
TOTAL CONSUMER DISCRETIONARY		333,104,665
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.7%
Chefs' Warehouse Holdings (a)	531,800	12,858,924
Food Products - 2.5%
Calavo Growers, Inc. (d)	456,458	13,091,215
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Hain Celestial Group, Inc. (a)	470,000	$ 22,231,000
Post Holdings, Inc. (a)	400,000	11,900,000
		47,222,215
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	325,000	12,668,500
TOTAL CONSUMER STAPLES		72,749,639
ENERGY - 7.7%
Energy Equipment & Services - 2.6%
Essential Energy Services Ltd.	5,166,700	12,710,788
Tesco Corp. (a)	750,000	12,247,500
Western Energy Services Corp. (a)	1,530,000	10,920,273
Xtreme Drilling & Coil Services Corp. (a)(e)	3,300,000	10,690,964
Zedi, Inc. (a)	2,329,500	1,745,209
		48,314,734
Oil, Gas & Consumable Fuels - 5.1%
Cheniere Energy, Inc. (a)	1,007,331	18,444,231
Delek US Holdings, Inc.	650,000	10,595,000
Energy XXI (Bermuda) Ltd.	500,000	18,840,000
Petroleum Development Corp. (a)	405,000	13,927,950
Stone Energy Corp. (a)	516,300	14,482,215
Targa Resources Corp.	429,300	20,645,037
		96,934,433
TOTAL ENERGY		145,249,167
FINANCIALS - 7.2%
Commercial Banks - 2.7%
Banco Pine SA	1,863,387	12,757,233
BBCN Bancorp, Inc. (a)	1,890,000	20,752,200
Columbia Banking Systems, Inc.	880,000	18,031,200
		51,540,633
Insurance - 1.6%
Allied World Assurance Co. Holdings Ltd.	259,800	18,695,208
Amerisafe, Inc. (a)	451,876	12,074,127
		30,769,335
Real Estate Investment Trusts - 2.2%
Highwoods Properties, Inc. (SBI)	419,000	14,551,870
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	430,000	$ 14,310,400
Rayonier, Inc.	285,000	12,924,750
		41,787,020
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	200,000	11,966,000
TOTAL FINANCIALS		136,062,988
HEALTH CARE - 16.5%
Biotechnology - 3.0%
Alkermes PLC (a)	165,500	2,863,150
Amylin Pharmaceuticals, Inc. (a)	556,700	14,424,097
ArQule, Inc. (a)	900,000	6,345,000
BioMarin Pharmaceutical, Inc. (a)	190,000	6,593,000
Isis Pharmaceuticals, Inc. (a)	437,257	3,498,056
OncoGenex Pharmaceuticals, Inc. (a)(d)	570,000	7,410,000
Seattle Genetics, Inc. (a)	330,000	6,524,100
Targacept, Inc. (a)	500,000	2,375,000
Theravance, Inc. (a)(d)	299,000	6,470,360
XOMA Corp. (a)	231,631	669,414
		57,172,177
Health Care Equipment & Supplies - 4.3%
Align Technology, Inc. (a)	783,800	24,854,298
Cyberonics, Inc. (a)	402,000	15,396,600
ICU Medical, Inc. (a)	200,000	10,498,000
Sirona Dental Systems, Inc. (a)	195,000	9,849,450
The Cooper Companies, Inc.	151,900	13,393,023
The Spectranetics Corp. (a)	618,315	6,486,124
		80,477,495
Health Care Providers & Services - 6.6%
Air Methods Corp. (a)	161,000	13,541,710
Catalyst Health Solutions, Inc. (a)	192,600	16,634,862
Centene Corp. (a)	330,000	13,064,700
Corvel Corp. (a)	222,592	9,680,526
Health Net, Inc. (a)	302,482	10,771,384
HMS Holdings Corp. (a)	783,500	18,851,010
MEDNAX, Inc. (a)	172,900	12,144,496
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MWI Veterinary Supply, Inc. (a)	198,400	$ 18,728,960
PSS World Medical, Inc. (a)	447,000	10,696,710
		124,114,358
Health Care Technology - 0.7%
Epocrates, Inc. (a)	672,706	5,475,827
Merge Healthcare, Inc. (a)	2,065,300	8,880,790
		14,356,617
Life Sciences Tools & Services - 0.3%
Furiex Pharmaceuticals, Inc. (a)	200,000	2,874,000
Luminex Corp. (a)	117,201	2,934,713
		5,808,713
Pharmaceuticals - 1.6%
Cadence Pharmaceuticals, Inc. (a)	767,693	2,832,787
Dechra Pharmaceuticals PLC	313,264	2,346,537
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	99,044	252,391
Impax Laboratories, Inc. (a)	640,200	15,768,126
ViroPharma, Inc. (a)	410,000	8,917,500
		30,117,341
TOTAL HEALTH CARE		312,046,701
INDUSTRIALS - 17.5%
Aerospace & Defense - 1.6%
Teledyne Technologies, Inc. (a)	245,700	15,877,134
TransDigm Group, Inc. (a)	112,600	14,201,112
		30,078,246
Building Products - 0.3%
US Home Systems, Inc. (e)	725,000	6,358,250
Commercial Services & Supplies - 0.4%
US Ecology, Inc.	345,665	7,494,017
Construction & Engineering - 0.8%
Foster Wheeler AG (a)	507,400	11,670,200
Primoris Services Corp.	300,000	4,326,000
		15,996,200
Electrical Equipment - 2.0%
Hubbell, Inc. Class B	278,800	22,370,912
II-VI, Inc. (a)	715,000	14,593,150
		36,964,062
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	121,927	$ 6,713,301
Machinery - 5.7%
Actuant Corp. Class A	413,100	11,265,237
Blount International, Inc. (a)	774,000	12,515,580
Chart Industries, Inc. (a)	260,000	19,871,800
CLARCOR, Inc.	30,960	1,486,699
TriMas Corp. (a)	567,900	12,499,479
Valmont Industries, Inc.	165,000	20,448,450
Wabtec Corp.	247,300	19,234,994
Westport Innovations, Inc. (a)(d)	332,300	10,400,992
		107,723,231
Professional Services - 2.6%
Advisory Board Co. (a)	255,100	23,254,916
MISTRAS Group, Inc. (a)	111,105	2,607,634
Nielsen Holdings B.V. (a)	410,000	11,980,200
Nihon M&A Center, Inc.	385,512	11,038,975
		48,881,725
Road & Rail - 0.8%
Avis Budget Group, Inc. (a)	1,135,900	14,948,444
Trading Companies & Distributors - 2.3%
DXP Enterprises, Inc. (a)	284,719	12,348,263
Rush Enterprises, Inc. Class A (a)	92,077	1,664,752
Watsco, Inc.	289,000	20,793,550
WESCO International, Inc. (a)	145,000	9,626,550
		44,433,115
Transportation Infrastructure - 0.6%
Wesco Aircraft Holdings, Inc. (a)	700,000	11,053,000
TOTAL INDUSTRIALS		330,643,591
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 1.3%
Comtech Telecommunications Corp.	353,000	10,914,760
Parrot SA (a)	438,100	13,234,614
		24,149,374
Computers & Peripherals - 1.7%
Gemalto NV	175,177	13,053,612
Super Micro Computer, Inc. (a)	1,109,923	19,590,141
		32,643,753
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.7%
Insight Enterprises, Inc. (a)	457,400	$ 9,289,794
OSI Systems, Inc. (a)	234,000	15,645,240
Zygo Corp. (a)	384,483	7,608,919
		32,543,953
Internet Software & Services - 6.9%
Ancestry.com, Inc. (a)(d)	424,700	11,339,490
Bankrate, Inc.	600,000	14,052,000
Demand Media, Inc. (a)(d)	1,993,000	16,561,830
InfoSpace, Inc. (a)	1,099,500	12,237,435
Liquidity Services, Inc. (a)	429,800	22,921,234
LivePerson, Inc. (a)	1,043,426	16,569,605
Open Text Corp. (a)	152,000	8,522,156
Perficient, Inc. (a)	1,031,502	12,388,339
QuinStreet, Inc. (a)(d)	1,500,000	15,765,000
		130,357,089
IT Services - 4.0%
Euronet Worldwide, Inc. (a)	500,000	10,815,000
Heartland Payment Systems, Inc.	710,000	21,633,700
Maximus, Inc.	400,000	17,700,000
VeriFone Systems, Inc. (a)	248,800	11,852,832
Virtusa Corp. (a)	815,000	12,298,350
		74,299,882
Semiconductors & Semiconductor Equipment - 1.7%
Cymer, Inc. (a)	278,201	14,421,940
Entegris, Inc. (a)	2,006,500	17,757,525
		32,179,465
Software - 7.1%
Aspen Technology, Inc. (a)	1,172,200	23,186,116
BroadSoft, Inc. (a)(d)	456,600	19,547,046
CommVault Systems, Inc. (a)	470,000	24,472,900
Ebix, Inc. (d)	635,610	12,998,225
MICROS Systems, Inc. (a)	330,312	18,771,631
Parametric Technology Corp. (a)	1,000,000	21,580,000
Royalblue Group PLC	506,000	12,729,973
		133,285,891
TOTAL INFORMATION TECHNOLOGY		459,459,407
Common Stocks - continued
	Shares	Value
MATERIALS - 1.6%
Containers & Packaging - 1.1%
Myers Industries, Inc.	700,000	$ 11,571,000
Silgan Holdings, Inc.	220,000	9,651,400
		21,222,400
Metals & Mining - 0.5%
Commercial Metals Co.	650,000	9,607,000
TOTAL MATERIALS		30,829,400
TOTAL COMMON STOCKS (Cost $1,598,129,823)		1,820,145,558
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 5/24/12 (f) (Cost $8,099,558)	$ 8,100,000	8,099,660
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	67,872,326	67,872,326
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	57,843,241	57,843,241
TOTAL MONEY MARKET FUNDS (Cost $125,715,567)		125,715,567
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,731,944,948)		1,953,960,785
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(67,233,684)
NET ASSETS - 100%		$ 1,886,727,101
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
572 E-mini Russell 2000 Index Contracts	June 2012	$ 46,612,280	$ 778,509
The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,299,819.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,544
Fidelity Securities Lending Cash Central Fund	2,966,260
Total	$ 3,023,804
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 16,826,331	$ 7,649,689	$ 14,878,645	$ 307,289	$ -
Perficient, Inc.	17,202,205	4,361,057	10,626,703	-	-
US Home Systems, Inc.	-	8,770,904	-	21,750	6,358,250
Xtreme Drilling & Coil Services Corp.	-	10,338,712	-	-	10,690,964
Total	$ 34,028,536	$ 31,120,362	$ 25,505,348	$ 329,039	$ 17,049,214
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 333,104,665	$ 333,104,665	$ -	$ -
Consumer Staples	72,749,639	72,749,639	-	-
Energy	145,249,167	145,249,167	-	-
Financials	136,062,988	136,062,988	-	-
Health Care	312,046,701	312,046,701	-	-
Industrials	330,643,591	319,604,616	11,038,975	-
Information Technology	459,459,407	459,459,407	-	-
Materials	30,829,400	30,829,400	-	-
U.S. Government and Government Agency Obligations	8,099,660	-	8,099,660	-
Money Market Funds	125,715,567	125,715,567	-	-
Total Investments in Securities:	$ 1,953,960,785	$ 1,934,822,150	$ 19,138,635	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 778,509	$ 778,509	$ -	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,735,153,535. Net unrealized appreciation aggregated $218,807,250, of which $279,786,003 related to appreciated investment securities and $60,978,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

April 30, 2012

1.800341.108

LSF-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.6%
Auto Components - 1.0%
Delphi Automotive PLC	163,300	$ 5,012
Exide Technologies (a)(f)	3,930,293	11,319
Tenneco, Inc. (a)	97,700	3,012
TRW Automotive Holdings Corp. (a)	456,100	20,848
		40,191
Automobiles - 3.7%
Daimler AG (United States)	209,400	11,553
Ford Motor Co.	6,790,633	76,598
General Motors Co. (a)	1,647,566	37,894
General Motors Co.:
warrants 7/10/16 (a)	445,805	6,281
warrants 7/10/19 (a)	445,805	4,155
Toyota Motor Corp. sponsored ADR (e)	89,500	7,319
		143,800
Diversified Consumer Services - 4.3%
Service Corp. International (f)	13,723,282	158,916
Stewart Enterprises, Inc. Class A	1,515,242	9,576
		168,492
Hotels, Restaurants & Leisure - 1.1%
Ameristar Casinos, Inc.	110,100	1,980
Biglari Holdings, Inc. (a)	32,970	13,397
Penn National Gaming, Inc. (a)	582,836	26,216
Station Holdco LLC warrants 6/15/18 (a)(h)(i)	146,846	7
		41,600
Household Durables - 1.9%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	2,838
Lennar Corp. Class A	983,400	27,280
Newell Rubbermaid, Inc.	2,341,747	42,620
		72,738
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,630,035	9,992
Media - 4.7%
Belo Corp. Series A	163,800	1,104
Cablevision Systems Corp. - NY Group Class A	541,324	8,022
Cinemark Holdings, Inc.	2,601,645	59,734
Comcast Corp. Class A	3,302,598	100,168
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gray Television, Inc. (a)(f)	3,766,164	$ 6,779
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	8,761
		184,568
Multiline Retail - 0.5%
Target Corp.	338,600	19,618
Specialty Retail - 2.9%
Asbury Automotive Group, Inc. (a)	385,122	10,753
Charming Shoppes, Inc. (a)	3,558,130	20,993
GameStop Corp. Class A (e)	3,156,107	71,833
Sally Beauty Holdings, Inc. (a)	300,000	7,980
		111,559
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	177,520	12,987
PVH Corp.	404,810	35,947
		48,934
TOTAL CONSUMER DISCRETIONARY		841,492
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	222,009	18,442
Food Products - 1.8%
Darling International, Inc. (a)	3,476,642	56,947
Smithfield Foods, Inc. (a)	559,606	11,729
		68,676
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	9,450
TOTAL CONSUMER STAPLES		96,568
ENERGY - 8.8%
Energy Equipment & Services - 3.0%
Ensco International Ltd. ADR	110,000	6,012
Halliburton Co.	1,126,593	38,552
Noble Corp.	447,200	17,020
Oil States International, Inc. (a)	270,700	21,542
Parker Drilling Co. (a)	1,200,000	6,204
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	109,400	$ 8,111
Transocean Ltd. (United States)	381,900	19,244
		116,685
Oil, Gas & Consumable Fuels - 5.8%
Continental Resources, Inc. (a)(e)	241,787	21,579
Forest Oil Corp. (a)	1,314,652	17,511
HollyFrontier Corp.	3,086,433	95,124
Nexen, Inc.	188,000	3,633
Peabody Energy Corp.	272,400	8,474
Range Resources Corp.	247,200	16,478
Valero Energy Corp.	1,438,166	35,523
Western Refining, Inc. (e)	1,403,970	26,746
		225,068
TOTAL ENERGY		341,753
FINANCIALS - 7.3%
Capital Markets - 0.5%
Morgan Stanley	1,187,000	20,511
Commercial Banks - 2.8%
Huntington Bancshares, Inc.	8,526,580	57,043
Regions Financial Corp.	3,284,894	22,140
SunTrust Banks, Inc.	1,240,000	30,107
		109,290
Consumer Finance - 0.8%
American Express Co.	501,647	30,204
Diversified Financial Services - 1.0%
Citigroup, Inc.	855,847	28,277
JPMorgan Chase & Co.	259,000	11,132
		39,409
Insurance - 1.5%
AFLAC, Inc.	641,700	28,902
Assured Guaranty Ltd.	1,249,684	17,721
Lincoln National Corp.	435,700	10,792
		57,415
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	1,016,122	$ 16,908
Sabra Health Care REIT, Inc.	547,507	9,165
		26,073
TOTAL FINANCIALS		282,902
HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 1.0%
Alere, Inc. (a)	419,708	10,027
Boston Scientific Corp. (a)	4,796,000	30,023
		40,050
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. (a)	784,376	19,092
DaVita, Inc. (a)	367,826	32,582
HCA Holdings, Inc.	1,216,779	32,756
Kindred Healthcare, Inc. (a)	108,330	1,044
Sun Healthcare Group, Inc. (a)	547,507	3,958
Tenet Healthcare Corp. (a)	10,697,206	55,518
Universal Health Services, Inc. Class B	385,505	16,465
		161,415
Pharmaceuticals - 2.2%
Hospira, Inc. (a)	360,258	12,652
Johnson & Johnson	153,000	9,959
Merck & Co., Inc.	1,577,900	61,917
		84,528
TOTAL HEALTH CARE		285,993
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	85,370	5,576
Teledyne Technologies, Inc. (a)	340,694	22,016
Textron, Inc.	602,700	16,056
		43,648
Airlines - 2.2%
Delta Air Lines, Inc. (a)	5,304,334	58,136
Southwest Airlines Co.	571,283	4,730
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc. (a)	370,700	$ 8,126
US Airways Group, Inc. (a)(e)	1,589,780	16,311
		87,303
Building Products - 1.1%
Armstrong World Industries, Inc.	693,300	30,533
Owens Corning (a)	294,219	10,106
Owens Corning warrants 10/31/13 (a)	406,600	1,029
		41,668
Commercial Services & Supplies - 1.4%
Cenveo, Inc. (a)	2,201,382	6,296
Deluxe Corp.	1,786,873	42,545
R.R. Donnelley & Sons Co. (e)	450,900	5,641
		54,482
Electrical Equipment - 1.6%
Belden, Inc.	879,412	30,586
Emerson Electric Co.	163,500	8,590
General Cable Corp. (a)	437,132	12,869
Polypore International, Inc. (a)(e)	217,800	8,135
		60,180
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	109,910	6,052
General Electric Co.	1,103,883	21,614
Tyco International Ltd.	328,233	18,424
		46,090
Machinery - 1.9%
Edgen Group, Inc. Class A	482,300	4,341
Fiat Industrial SpA (e)	1,634,423	18,542
Ingersoll-Rand PLC	847,100	36,019
Timken Co.	228,734	12,926
		71,828
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	8,262
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	719,914	9,474
Hertz Global Holdings, Inc. (a)	707,700	10,906
		20,380
TOTAL INDUSTRIALS		433,841
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.3%
Cisco Systems, Inc.	2,383,049	$ 48,018
JDS Uniphase Corp. (a)	163,300	1,984
		50,002
Computers & Peripherals - 3.9%
Apple, Inc. (a)	260,413	152,144
Electronic Equipment & Components - 1.2%
Avnet, Inc. (a)	594,313	21,443
Corning, Inc.	726,800	10,430
DDi Corp.	295,899	3,840
Viasystems Group, Inc. (a)	540,460	12,047
		47,760
Internet Software & Services - 0.2%
VeriSign, Inc.	194,300	7,988
IT Services - 0.4%
CACI International, Inc. Class A (a)	248,000	15,160
Office Electronics - 0.4%
Xerox Corp.	1,756,342	13,664
Semiconductors & Semiconductor Equipment - 3.8%
Fairchild Semiconductor International, Inc. (a)	1,284,774	18,205
Freescale Semiconductor Holdings I Ltd.	584,500	7,254
Intel Corp.	454,981	12,921
Intersil Corp. Class A	1,460,387	14,998
Micron Technology, Inc. (a)	2,293,545	15,114
NXP Semiconductors NV (a)	275,200	7,114
ON Semiconductor Corp. (a)	8,823,313	72,881
		148,487
Software - 0.7%
Citrix Systems, Inc. (a)	230,899	19,767
Microsoft Corp.	108,800	3,484
Nuance Communications, Inc. (a)	219,300	5,360
		28,611
TOTAL INFORMATION TECHNOLOGY		463,816
MATERIALS - 13.8%
Chemicals - 11.1%
Dow Chemical Co.	832,388	28,201
H.B. Fuller Co.	461,829	15,194
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	7,263,146	$ 303,457
OMNOVA Solutions, Inc. (a)(f)	3,114,962	24,421
Phosphate Holdings, Inc. (a)	307,500	1,476
Solutia, Inc.	657,600	18,636
W.R. Grace & Co. (a)	669,719	39,922
		431,307
Containers & Packaging - 1.7%
Rock-Tenn Co. Class A	733,723	45,733
Sealed Air Corp.	1,091,149	20,928
		66,661
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	526,100	18,087
Ormet Corp. (a)	330,000	1,667
Ormet Corp. (a)(i)	1,075,000	5,429
		25,183
Paper & Forest Products - 0.3%
Neenah Paper, Inc.	418,300	11,947
TOTAL MATERIALS		535,098
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	771,680	29,756
UTILITIES - 5.3%
Independent Power Producers & Energy Traders - 5.3%
Calpine Corp. (a)	2,468,900	46,292
The AES Corp. (a)	12,738,524	159,486
		205,778
TOTAL COMMON STOCKS (Cost $3,085,014)		3,516,997
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value (000s)
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	$ 3,633
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	439,013	10,514
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		14,147
Nonconvertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	21
7.125% 7/15/13 (d)	8,320	56
7.2% 1/15/11 (d)	22,980	154
8.25% 7/15/23 (d)	25,035	168
8.375% 7/15/33 (d)	50,210	336
8.8% 3/1/21 (d)	10,765	72
		807
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 8.625% 1/15/17	1,090	665
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	26,620	21,828
TOTAL CONSUMER DISCRETIONARY		23,300
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	5,430	5,403
TOTAL NONCONVERTIBLE BONDS (Cost $26,085)		28,703
Floating Rate Loans - 0.4%
Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (g)	$ 10,835	$ 10,361
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (g)	5,458	3,029
TOTAL FLOATING RATE LOANS (Cost $14,367)		13,390
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	294,811,699	294,812
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	44,417,986	44,418
TOTAL MONEY MARKET FUNDS (Cost $339,230)		339,230
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,483,903)		3,912,467
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(27,483)
NET ASSETS - 100%		$ 3,884,984
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,436,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 190
Fidelity Securities Lending Cash Central Fund	1,298
Total	$ 1,488
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 21,182	$ -	$ 5,783	$ -	$ -
Exide Technologies	26,087	897	-	-	11,319
Gray Television, Inc.	9,152	-	-	-	6,779
OMNOVA Solutions, Inc.	18,584	1,892	-	-	24,421
Service Corp. International	160,784	4,160	22,896	2,266	158,916
Total	$ 235,789	$ 6,949	$ 28,679	$ 2,266	$ 201,435
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 841,492	$ 841,485	$ -	$ 7
Consumer Staples	100,201	96,568	-	3,633
Energy	341,753	341,753	-	-
Financials	293,416	293,416	-	-
Health Care	285,993	285,993	-	-
Industrials	433,841	433,841	-	-
Information Technology	463,816	463,816	-	-
Materials	535,098	535,098	-	-
Telecommunication Services	29,756	29,756	-	-
Utilities	205,778	205,778	-	-
Corporate Bonds	28,703	-	27,896	807
Floating Rate Loans	13,390	-	13,390	-
Money Market Funds	339,230	339,230	-	-
Total Investments in Securities:	$ 3,912,467	$ 3,866,734	$ 41,286	$ 4,447
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,985
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(119)
Cost of Purchases	-
Proceeds of Sales	(1,282)
Amortization/Accretion	863
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,447
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (119)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $3,483,183,000. Net unrealized appreciation aggregated $429,284,000, of which $798,948,000 related to appreciated investment securities and $369,664,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

April 30, 2012

1.800335.108

DGF-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.5%
Delphi Automotive PLC	332,200	$ 10,195
Johnson Controls, Inc.	44,100	1,410
Modine Manufacturing Co. (a)	77,689	614
Tenneco, Inc. (a)	512,912	15,813
TRW Automotive Holdings Corp. (a)	257,887	11,788
		39,820
Automobiles - 0.2%
Harley-Davidson, Inc.	113,799	5,955
Hyundai Motor Co.	2,202	523
Winnebago Industries, Inc. (a)(d)	1,319,866	12,869
		19,347
Distributors - 0.0%
Silver Base Group Holdings Ltd.	1,130,000	609
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	839,000	11,154
DeVry, Inc.	226,285	7,275
		18,429
Hotels, Restaurants & Leisure - 1.9%
Accor SA	240,461	8,307
Bravo Brio Restaurant Group, Inc. (a)	320,815	6,480
Brinker International, Inc.	993,063	31,252
Club Mediterranee SA (a)	753,047	14,440
Darden Restaurants, Inc.	125,090	6,265
Denny's Corp. (a)	3,348,641	13,863
DineEquity, Inc. (a)	223,470	10,856
Dunkin' Brands Group, Inc.	165,487	5,357
Home Inns & Hotels Management, Inc. sponsored ADR (a)	99,284	2,359
Spur Corp. Ltd.	1,974,050	4,188
Starbucks Corp.	323,877	18,584
Texas Roadhouse, Inc. Class A	758,498	13,084
WMS Industries, Inc. (a)	779,795	19,113
Yum! Brands, Inc.	36,700	2,669
		156,817
Household Durables - 0.5%
Lennar Corp. Class A	100,200	2,780
PulteGroup, Inc. (a)	887,107	8,729
Standard Pacific Corp. (a)(d)	3,128,786	15,832
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Techtronic Industries Co. Ltd.	7,023,500	$ 8,482
Woongjin Coway Co. Ltd.	132,080	4,231
		40,054
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	186,245	43,190
Liberty Media Corp. Interactive Series A (a)	519,224	9,782
Start Today Co. Ltd. (d)	40,400	622
		53,594
Leisure Equipment & Products - 0.3%
Amer Group PLC (A Shares)	106,400	1,514
Brunswick Corp.	87,665	2,305
Hasbro, Inc.	458,073	16,830
Summer Infant, Inc. (a)	442,574	2,368
		23,017
Media - 2.3%
Aegis Group PLC	1,803,800	5,203
Antena 3 de Television SA (d)	1,399,739	7,412
Cablevision Systems Corp. - NY Group Class A	807,708	11,970
Comcast Corp. Class A	1,680,770	50,978
DISH Network Corp. Class A	466,406	14,911
MDC Partners, Inc. Class A (sub. vtg.)	777,139	8,020
Mood Media Corp. (a)	640,400	2,697
Mood Media Corp. (a)(i)	2,002,900	8,435
The Walt Disney Co.	1,257,025	54,190
Time Warner, Inc.	694,329	26,010
		189,826
Multiline Retail - 0.7%
Dollar General Corp. (a)	92,300	4,381
Hyundai Department Store Co. Ltd.	5,514	778
PPR SA	79,700	13,331
Target Corp.	706,521	40,936
		59,426
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	368,500	33,828
American Eagle Outfitters, Inc.	370,563	6,674
Ascena Retail Group, Inc. (a)	302,754	6,200
Bed Bath & Beyond, Inc. (a)	78,503	5,526
Best Buy Co., Inc.	555,042	12,250
Big 5 Sporting Goods Corp.	416,900	3,489
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Body Central Corp. (a)	95,808	$ 2,910
Casual Male Retail Group, Inc. (a)	184,056	578
Charming Shoppes, Inc. (a)	301,159	1,777
Citi Trends, Inc. (a)	299,600	3,338
Collective Brands, Inc. (a)	686,990	14,269
Destination Maternity Corp.	165,334	3,280
Express, Inc. (a)	662,263	15,643
Fast Retailing Co. Ltd.	32,700	7,308
Foot Locker, Inc.	243,768	7,457
Foschini Ltd.	552,108	9,141
GameStop Corp. Class A	296,878	6,757
Guess?, Inc.	161,672	4,734
Hengdeli Holdings Ltd.	5,406,000	2,167
Home Depot, Inc.	158,468	8,207
Limited Brands, Inc.	208,162	10,346
Lowe's Companies, Inc.	1,616,312	50,865
Lumber Liquidators Holdings, Inc. (a)	369,319	10,684
MarineMax, Inc. (a)	483,243	5,151
OfficeMax, Inc. (a)	426,603	1,984
rue21, Inc. (a)(d)	368,257	11,177
SuperGroup PLC (a)(d)	1,601,387	9,040
		254,780
Textiles, Apparel & Luxury Goods - 1.0%
Bosideng International Holdings Ltd.	13,244,000	3,824
Brunello Cucinelli SpA	55,100	875
Deckers Outdoor Corp. (a)	125,000	6,376
G-III Apparel Group Ltd. (a)	595,931	16,001
Iconix Brand Group, Inc. (a)	183,600	2,816
NIKE, Inc. Class B	104,900	11,735
PVH Corp.	266,656	23,679
Vera Bradley, Inc. (a)(d)	304,700	7,916
VF Corp.	43,368	6,594
		79,816
TOTAL CONSUMER DISCRETIONARY		935,535
CONSUMER STAPLES - 8.6%
Beverages - 2.1%
Carlsberg A/S Series B	107,200	9,240
Compania Cervecerias Unidas SA sponsored ADR	11,000	788
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp. (a)	1,270,800	$ 8,273
Dr Pepper Snapple Group, Inc.	494,860	20,081
Grupo Modelo SAB de CV Series C	2,486,100	17,554
SABMiller PLC	183,600	7,714
The Coca-Cola Co.	1,450,216	110,680
		174,330
Food & Staples Retailing - 1.0%
Clicks Group Ltd.	55,145	332
CVS Caremark Corp.	1,530,138	68,275
Drogasil SA	823,213	8,871
Eurocash SA	766,195	9,356
		86,834
Food Products - 1.5%
Calbee, Inc.	52,300	3,165
Danone SA	215,900	15,191
Flowers Foods, Inc.	594,399	12,750
Green Mountain Coffee Roasters, Inc. (a)	323,137	15,753
Kellogg Co.	77,073	3,898
Kraft Foods, Inc. Class A	1,183,444	47,184
Sara Lee Corp.	757,646	16,699
Shenguan Holdings Group Ltd.	3,314,000	1,794
The J.M. Smucker Co.	73,385	5,844
		122,278
Household Products - 1.9%
Colgate-Palmolive Co.	62,500	6,184
Procter & Gamble Co.	1,877,491	119,484
Pz Cussons PLC Class L	315,699	1,703
Reckitt Benckiser Group PLC	209,300	12,186
Unicharm Corp.	265,900	14,876
		154,433
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	69,150	4,519
Hengan International Group Co. Ltd.	771,000	8,163
		12,682
Tobacco - 1.9%
British American Tobacco PLC (United Kingdom)	276,900	14,204
Imperial Tobacco Group PLC	346,608	13,862
Japan Tobacco, Inc.	3,916	21,695
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	187,237	$ 25,331
Philip Morris International, Inc.	904,974	81,004
		156,096
TOTAL CONSUMER STAPLES		706,653
ENERGY - 12.0%
Energy Equipment & Services - 4.2%
Aker Solutions ASA (d)	678,771	11,536
Baker Hughes, Inc.	215,160	9,491
BW Offshore Ltd.	6,556,026	9,108
Cal Dive International, Inc. (a)	1,658,383	6,418
Cameron International Corp. (a)	400,211	20,511
Cathedral Energy Services Ltd.	1,240,500	7,146
Ensco International Ltd. ADR	144,200	7,881
Essential Energy Services Ltd.	4,438,900	10,920
Forum Energy Technologies, Inc.	89,800	2,076
Fugro NV (Certificaten Van Aandelen) unit	88,100	6,421
Halliburton Co.	791,864	27,098
ION Geophysical Corp. (a)	2,674,764	16,664
McDermott International, Inc. (a)	1,099,184	12,421
National Oilwell Varco, Inc.	833,328	63,133
Noble Corp.	300,108	11,422
Saipem SpA	107,041	5,288
SBM Offshore NV	905,100	16,445
Schlumberger Ltd.	860,591	63,804
Tesco Corp. (a)	7,300	119
TETRA Technologies, Inc. (a)	864,084	7,526
Trinidad Drilling Ltd.	228,100	1,478
Tuscany International Drilling, Inc. (a)	500,000	354
Unit Corp. (a)	168,478	7,118
Vantage Drilling Co. (a)	5,614,516	8,871
Weatherford International Ltd. (a)	714,400	10,194
Xtreme Drilling & Coil Services Corp. (a)	1,802,400	5,839
		349,282
Oil, Gas & Consumable Fuels - 7.8%
Alon USA Energy, Inc.	425,900	3,850
Americas Petrogas, Inc. (a)	2,310,600	6,386
Americas Petrogas, Inc. (f)	2,665,500	7,367
Amyris, Inc. (a)(d)	1,060,992	3,321
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	385,109	$ 28,194
Apache Corp.	247,046	23,702
Bonavista Energy Corp.	14,800	267
Bonavista Energy Corp. (f)	152,100	2,744
BP PLC sponsored ADR	117,900	5,118
BPZ Energy, Inc. (a)(d)	2,384,678	9,658
Cabot Oil & Gas Corp.	128,600	4,519
Chevron Corp.	387,684	41,312
Concho Resources, Inc. (a)	100	11
Crew Energy, Inc. (a)	183,500	1,300
Crown Point Ventures Ltd. (a)(e)	942,800	716
Crown Point Ventures Ltd. (a)(e)(f)	4,157,416	3,157
CVR Energy, Inc. (a)	1,067,316	32,404
Delek US Holdings, Inc.	440,600	7,182
Denbury Resources, Inc. (a)	473,121	9,008
Double Eagle Petroleum Co. (a)(e)	950,503	5,218
EOG Resources, Inc.	104,745	11,502
EV Energy Partners LP	66,624	4,229
Gran Tierra Energy, Inc. (Canada) (a)	1,473,100	9,500
Gulfport Energy Corp. (a)	272,305	7,137
Halcon Resources Corp. (a)(i)	910,000	8,919
Hess Corp.	11,000	574
HollyFrontier Corp.	823,434	25,378
Inergy Midstream LP	228,350	4,839
InterOil Corp. (a)(d)	455,855	27,552
Kosmos Energy Ltd.	1,045	13
Madalena Ventures, Inc. (a)	1,468,000	788
Marathon Oil Corp.	508,098	14,908
Marathon Petroleum Corp.	532,488	22,157
Markwest Energy Partners LP	149,700	9,004
Midstates Petroleum Co., Inc.	303,200	4,948
Nexen, Inc.	220,600	4,263
Niko Resources Ltd. (d)	163,400	6,885
Northern Oil & Gas, Inc. (a)(d)	1,244,355	24,178
Occidental Petroleum Corp.	548,237	50,010
OGX Petroleo e Gas Participacoes SA (a)	835,900	5,802
Painted Pony Petroleum Ltd. (a)(f)	178,000	1,436
Painted Pony Petroleum Ltd. Class A (a)	220,200	1,777
Paladin Energy Ltd. (Australia) (a)(d)	6,357,688	10,565
Pan Orient Energy Corp. (a)	751,300	1,864
Peabody Energy Corp.	323,900	10,077
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 (a)(g)	168,900	$ 5,751
Pioneer Natural Resources Co.	110,383	12,785
Resolute Energy Corp. (a)(d)	1,606,407	17,044
Rosetta Resources, Inc. (a)	36,700	1,845
Royal Dutch Shell PLC Class A sponsored ADR	183,598	13,135
SM Energy Co.	80,949	5,352
Southwestern Energy Co. (a)	382,582	12,082
Suncor Energy, Inc.	77,400	2,557
TAG Oil Ltd. (a)	1,336,300	14,205
TAG Oil Ltd. (a)(f)(g)	146,900	1,562
Targa Resources Corp.	146,600	7,050
Tesoro Corp. (a)	640,563	14,893
Valero Energy Corp.	778,142	19,220
Voyager Oil & Gas, Inc. (a)(d)(e)	3,080,269	7,824
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)(e)	1,198,388	569
Williams Companies, Inc.	1,250,502	42,555
		642,168
TOTAL ENERGY		991,450
FINANCIALS - 13.9%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	80,800	4,380
Ashmore Group PLC	1,015,300	6,305
BlackRock, Inc. Class A	66,632	12,765
GP Investments Ltd. (depositary receipt) (a)	3,600,879	8,576
ICAP PLC	1,493,500	9,204
ICG Group, Inc. (a)	512,336	4,857
Invesco Ltd.	618,387	15,361
KKR & Co. LP	198,055	2,797
Knight Capital Group, Inc. Class A (a)	1,126,297	14,800
Monex Beans Holdings, Inc.	22,026	4,375
Morgan Stanley	2,017,324	34,859
State Street Corp.	505,673	23,372
TD Ameritrade Holding Corp.	325,677	6,119
UBS AG (NY Shares)	777,500	9,618
		157,388
Commercial Banks - 3.2%
Banco Pine SA	1,175,944	8,051
Bank of Ireland (a)	121,010,109	17,970
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
CapitalSource, Inc.	1,310,427	$ 8,452
CIT Group, Inc. (a)	613,032	23,203
Comerica, Inc.	224,000	7,172
Commercial Bank of Qatar GDR (Reg. S)	942,089	3,726
Guaranty Trust Bank PLC GDR (Reg. S)	835,023	4,801
KeyCorp	1,042,100	8,378
Regions Financial Corp.	4,065,837	27,404
SunTrust Banks, Inc.	476,857	11,578
U.S. Bancorp	146,800	4,723
Wells Fargo & Co.	4,136,191	138,273
		263,731
Consumer Finance - 0.8%
Capital One Financial Corp.	702,830	38,993
Discover Financial Services	91,321	3,096
International Personal Finance PLC	3,010,900	13,082
SLM Corp.	551,389	8,177
		63,348
Diversified Financial Services - 3.4%
Citigroup, Inc.	3,674,723	121,413
CME Group, Inc.	59,527	15,823
JPMorgan Chase & Co.	2,543,054	109,300
PICO Holdings, Inc. (a)(e)	1,395,813	33,513
		280,049
Insurance - 2.5%
AEGON NV	1,651,727	7,684
AFLAC, Inc.	406,598	18,313
Allied World Assurance Co. Holdings Ltd.	132,200	9,513
Assured Guaranty Ltd.	1,893,114	26,844
Berkshire Hathaway, Inc. Class B (a)	993,577	79,933
Hartford Financial Services Group, Inc.	147,900	3,039
Lincoln National Corp.	183,542	4,546
MetLife, Inc.	1,014,317	36,546
Prudential Financial, Inc.	296,416	17,945
		204,363
Real Estate Investment Trusts - 1.7%
American Tower Corp.	227,513	14,920
Beni Stabili SpA SIIQ	15,256,100	8,462
Campus Crest Communities, Inc.	312,003	3,635
CBL & Associates Properties, Inc.	1,359,540	25,328
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	522,959	$ 12,154
Education Realty Trust, Inc.	933,600	10,522
Franklin Street Properties Corp.	554,900	5,588
Klepierre SA (d)	73,700	2,334
Lexington Corporate Properties Trust	678,700	6,040
Prologis, Inc.	648,186	23,192
SL Green Realty Corp.	223,570	18,431
Weyerhaeuser Co.	429,512	8,745
		139,351
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,506,226	28,332
Forest City Enterprises, Inc. Class A (a)	486,182	7,755
		36,087
TOTAL FINANCIALS		1,144,317
HEALTH CARE - 11.2%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	97,775	8,831
Alnylam Pharmaceuticals, Inc. (a)	716,200	8,158
Amgen, Inc.	529,509	37,653
Amylin Pharmaceuticals, Inc. (a)	616,370	15,970
ARIAD Pharmaceuticals, Inc. (a)	1,837,784	29,956
AVEO Pharmaceuticals, Inc. (a)	1,054,509	12,127
Biogen Idec, Inc. (a)	157,922	21,163
Biovitrum AB (a)	1,889,028	6,184
Dynavax Technologies Corp. (a)	3,309,870	16,582
Gentium SpA sponsored ADR (a)	116,100	1,103
Gilead Sciences, Inc. (a)	499,654	25,987
Horizon Pharma, Inc. (d)	422,400	1,774
Horizon Pharma, Inc. (a)(i)	1,015,612	3,839
Horizon Pharma, Inc. warrants 2/28/17 (a)(i)	253,903	96
InterMune, Inc. (a)	481,572	5,028
Isis Pharmaceuticals, Inc. (a)	331,000	2,648
Merrimack Pharmaceuticals, Inc.	249,200	1,969
NPS Pharmaceuticals, Inc. (a)	506,635	3,628
PDL BioPharma, Inc. (d)	678,959	4,271
SIGA Technologies, Inc. (a)(d)	859,774	2,837
Synageva BioPharma Corp. (a)	105,486	4,006
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	1,045,761	$ 22,630
Thrombogenics NV (a)(d)	458,297	14,433
United Therapeutics Corp. (a)	89,515	3,916
ZIOPHARM Oncology, Inc. (a)(d)	2,189,550	10,422
		265,211
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	293,659	16,272
Boston Scientific Corp. (a)	1,706,500	10,683
C.R. Bard, Inc.	29,348	2,904
Conceptus, Inc. (a)	477,501	8,963
Covidien PLC	534,584	29,525
DENTSPLY International, Inc.	214,854	8,822
Genmark Diagnostics, Inc. (a)	492,600	2,256
Integra LifeSciences Holdings Corp. (a)	390,736	14,547
Nakanishi, Inc.	45,600	5,008
Natus Medical, Inc. (a)	139,522	1,708
Opto Circuits India Ltd.	1,137,349	4,019
Orthofix International NV (a)	220,626	9,094
Sirona Dental Systems, Inc. (a)	248,922	12,573
		126,374
Health Care Providers & Services - 3.6%
Apollo Hospitals Enterprise Ltd.	417,153	4,993
Brookdale Senior Living, Inc. (a)	2,194,100	41,710
Catalyst Health Solutions, Inc. (a)	223,890	19,337
Centene Corp. (a)	80,774	3,198
Chemed Corp.	66,093	3,988
CIGNA Corp.	606,981	28,061
Corvel Corp. (a)	41,943	1,824
DaVita, Inc. (a)	163,098	14,447
Emeritus Corp. (a)	603,933	10,388
Express Scripts Holding Co. (a)	1,215,900	67,835
McKesson Corp.	341,949	31,258
Sunrise Senior Living, Inc. (a)	89,228	560
UnitedHealth Group, Inc.	624,327	35,056
Universal Health Services, Inc. Class B	200,755	8,574
WellPoint, Inc.	366,059	24,826
		296,055
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	615,368	25,956
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Charles River Laboratories International, Inc. (a)	238,869	$ 8,487
Thermo Fisher Scientific, Inc.	259,217	14,425
		48,868
Pharmaceuticals - 2.3%
AVANIR Pharmaceuticals Class A (a)(d)	1,547,531	4,720
Cadence Pharmaceuticals, Inc. (a)(d)	3,917,320	14,455
Cardiome Pharma Corp. (a)	2,305,800	1,291
Elan Corp. PLC sponsored ADR (a)	465,800	6,423
Impax Laboratories, Inc. (a)	363,634	8,956
Jazz Pharmaceuticals PLC (a)	183,900	9,384
Merck & Co., Inc.	1,378,699	54,100
Novo Nordisk A/S Series B	155,737	22,961
Sanofi SA	227,129	17,350
Teva Pharmaceutical Industries Ltd. sponsored ADR	304,019	13,906
Valeant Pharmaceuticals International, Inc. (Canada) (a)	459,000	25,535
Warner Chilcott PLC (a)	55,050	1,197
Watson Pharmaceuticals, Inc. (a)	75,492	5,689
		185,967
TOTAL HEALTH CARE		922,475
INDUSTRIALS - 13.0%
Aerospace & Defense - 2.7%
DigitalGlobe, Inc. (a)	646,174	7,929
Esterline Technologies Corp. (a)	30,993	2,123
GeoEye, Inc. (a)(e)	1,232,984	28,260
Honeywell International, Inc.	503,030	30,514
Meggitt PLC	3,189,141	21,145
Precision Castparts Corp.	118,605	20,918
Raytheon Co.	411,126	22,258
Textron, Inc.	1,033,443	27,531
Ultra Electronics Holdings PLC	208,389	5,696
United Technologies Corp.	710,996	58,046
		224,420
Air Freight & Logistics - 0.3%
Pacer International, Inc. (a)	610,415	3,669
United Parcel Service, Inc. Class B	264,706	20,684
		24,353
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Copa Holdings SA Class A	128,352	$ 10,436
Building Products - 0.6%
Armstrong World Industries, Inc.	96,140	4,234
JS Group Corp.	99,000	1,944
Lennox International, Inc.	126,886	5,507
Owens Corning (a)	899,307	30,891
Quanex Building Products Corp.	537,539	9,907
		52,483
Commercial Services & Supplies - 0.8%
Corrections Corp. of America (a)	442,000	12,769
Multiplus SA	773,500	16,759
Republic Services, Inc.	641,205	17,550
Steelcase, Inc. Class A	1,318,263	11,390
Swisher Hygiene, Inc. (a)	903,330	1,829
Swisher Hygiene, Inc.	1,177,734	2,385
Swisher Hygiene, Inc. (Canada) (a)	1,423,962	3,204
The Geo Group, Inc. (a)	110,000	2,278
		68,164
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	335,151	7,397
Fluor Corp.	408,280	23,578
Foster Wheeler AG (a)	1,260,595	28,994
Great Lakes Dredge & Dock Corp.	220,873	1,637
Shaw Group, Inc. (a)	1,117,155	33,816
		95,422
Electrical Equipment - 1.7%
Alstom SA	345,048	12,324
AMETEK, Inc.	236,032	11,879
Brady Corp. Class A	141,224	4,382
Cooper Industries PLC Class A	152,612	9,549
Emerson Electric Co.	565,105	29,691
GrafTech International Ltd. (a)	1,298,313	15,242
Hubbell, Inc. Class B	97,622	7,833
Prysmian SpA	918,500	14,956
Regal-Beloit Corp.	404,468	27,358
Roper Industries, Inc.	84,539	8,615
Zumtobel AG	24,951	344
		142,173
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	203,975	$ 11,231
Cookson Group PLC	113,853	1,341
General Electric Co.	3,432,026	67,199
Reunert Ltd.	403,781	3,738
		83,509
Machinery - 2.7%
Actuant Corp. Class A	553,502	15,094
Colfax Corp. (a)	240,242	8,142
Cummins, Inc.	176,584	20,454
Dover Corp.	177,295	11,109
EVA Precision Industrial Holdings Ltd.	3,516,000	598
Fiat Industrial SpA (d)	3,176,705	36,040
Illinois Tool Works, Inc.	333,948	19,162
Ingersoll-Rand PLC	1,069,823	45,489
Manitowoc Co., Inc.	900,837	12,477
Navistar International Corp. (a)	567,932	19,281
Pall Corp.	142,413	8,489
Stanley Black & Decker, Inc.	290,339	21,241
Valmont Industries, Inc.	14,600	1,809
Wartsila Corp.	7,300	296
		219,681
Professional Services - 0.6%
Michael Page International PLC	424,579	2,864
Qualicorp SA	610,000	5,312
Randstad Holding NV	414,900	14,368
Robert Half International, Inc.	445,315	13,270
SR Teleperformance SA	500,988	13,470
		49,284
Road & Rail - 0.9%
Con-way, Inc.	484,681	15,752
J.B. Hunt Transport Services, Inc.	132,181	7,314
Saia, Inc. (a)	127,879	2,402
Union Pacific Corp.	347,465	39,069
Universal Truckload Services, Inc.	307,152	4,792
		69,329
Trading Companies & Distributors - 0.4%
Barloworld Ltd.	534,800	6,738
Beacon Roofing Supply, Inc. (a)	43,914	1,172
Houston Wire & Cable Co.	455,205	5,594
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	209,008	$ 3,779
Watsco, Inc.	192,380	13,842
		31,125
TOTAL INDUSTRIALS		1,070,379
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc. (a)	3,039,504	16,839
Calix Networks, Inc. (a)	1,852,456	14,746
Cisco Systems, Inc.	3,548,459	71,501
Comverse Technology, Inc. (a)	4,049,615	26,120
Harris Corp.	36,800	1,676
Motorola Solutions, Inc.	249,700	12,742
Polycom, Inc. (a)	960,218	12,742
QUALCOMM, Inc.	318,635	20,342
Riverbed Technology, Inc. (a)	818,134	16,142
ViaSat, Inc. (a)	319,310	15,423
		208,273
Computers & Peripherals - 4.8%
Apple, Inc. (a)	649,976	379,736
Gemalto NV	190,506	14,196
		393,932
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	443,567	18,652
Avnet, Inc. (a)	772,288	27,864
Corning, Inc.	2,177,366	31,245
Flextronics International Ltd. (a)	697,551	4,646
Jabil Circuit, Inc.	367,352	8,614
Molex, Inc. (d)	517,225	14,270
TE Connectivity Ltd.	481,456	17,554
		122,845
Internet Software & Services - 0.4%
Cornerstone OnDemand, Inc. (a)	80,743	1,678
Facebook, Inc. Class B (i)	488,526	15,032
QuinStreet, Inc. (a)	661,811	6,956
Yahoo!, Inc. (a)	537,200	8,348
		32,014
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.6%
Accenture PLC Class A	198,263	$ 12,877
Alliance Data Systems Corp. (a)	61,652	7,922
Amdocs Ltd. (a)	278,454	8,911
Cognizant Technology Solutions Corp. Class A (a)	303,880	22,280
EPAM Systems, Inc.	174,900	3,610
Fidelity National Information Services, Inc.	559,635	18,843
Fiserv, Inc. (a)	118,070	8,299
Heartland Payment Systems, Inc.	345,100	10,515
IBM Corp.	157,560	32,628
Jack Henry & Associates, Inc.	14,700	499
MasterCard, Inc. Class A	106,410	48,126
Maximus, Inc.	39,189	1,734
Redecard SA	231,700	3,902
ServiceSource International, Inc. (a)	536,325	8,892
Unisys Corp. (a)	1,034,293	19,300
VeriFone Systems, Inc. (a)	88,100	4,197
Virtusa Corp. (a)	321,942	4,858
WNS Holdings Ltd. sponsored ADR (a)	250,100	2,784
		220,177
Office Electronics - 0.3%
Xerox Corp.	2,948,381	22,938
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	485,240	18,915
Applied Micro Circuits Corp. (a)	364,735	2,035
ASML Holding NV	912,006	46,503
Avago Technologies Ltd.	261,989	9,033
Cirrus Logic, Inc. (a)	736,546	20,167
Cree, Inc. (a)	327,344	10,115
Cymer, Inc. (a)	804,061	41,683
Entropic Communications, Inc. (a)(d)	1,847,459	7,815
Fairchild Semiconductor International, Inc. (a)	354,172	5,019
Freescale Semiconductor Holdings I Ltd. (d)	1,586,179	19,684
Intersil Corp. Class A	1,227,420	12,606
LTX-Credence Corp. (a)(e)	3,008,482	20,759
Marvell Technology Group Ltd. (a)	2,404,550	36,092
Maxim Integrated Products, Inc.	727,151	21,509
Micron Technology, Inc. (a)	1,701,488	11,213
NXP Semiconductors NV (a)	1,169,364	30,228
ON Semiconductor Corp. (a)	2,275,594	18,796
RF Micro Devices, Inc. (a)	4,438,757	19,220
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)	708,370	$ 19,225
Spansion, Inc. Class A (a)	569,830	6,872
TriQuint Semiconductor, Inc. (a)	1,928,800	9,413
		386,902
Software - 3.2%
Adobe Systems, Inc. (a)	124,800	4,188
Autodesk, Inc. (a)	181,900	7,161
Citrix Systems, Inc. (a)	489,613	41,916
Electronic Arts, Inc. (a)	283,445	4,359
Informatica Corp. (a)	134,339	6,182
JDA Software Group, Inc. (a)	381,623	11,021
Microsoft Corp.	3,643,219	116,656
Opnet Technologies, Inc.	161,563	3,742
Oracle Corp.	1,863,107	54,757
Royalblue Group PLC	238,708	6,005
Synopsys, Inc. (a)	51,431	1,543
Take-Two Interactive Software, Inc. (a)	331,800	4,678
		262,208
TOTAL INFORMATION TECHNOLOGY		1,649,289
MATERIALS - 4.6%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	50,749	4,339
Ashland, Inc.	195,260	12,862
CF Industries Holdings, Inc.	44,189	8,531
Clariant AG (Reg.)	2,502,400	31,819
Ecolab, Inc.	72,557	4,621
Huabao International Holdings Ltd.	7,708,461	3,954
Kraton Performance Polymers, Inc. (a)	283,623	7,374
LyondellBasell Industries NV Class A	514,857	21,511
Nitto Denko Corp.	22,100	907
Spartech Corp. (a)	1,261,260	6,155
The Mosaic Co.	371,302	19,612
W.R. Grace & Co. (a)	929,576	55,412
		177,097
Construction Materials - 0.2%
CEMEX SA de CV sponsored ADR	381,937	2,761
HeidelbergCement Finance AG (d)	212,313	11,674
		14,435
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
HSIL Ltd.	283,511	$ 897
Nampak Ltd. (g)	1,802,000	5,201
Rock-Tenn Co. Class A	243,486	15,176
Sealed Air Corp.	146,900	2,818
Youyuan International Holdings Ltd.	2,720,000	677
		24,769
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd. (Canada)	315,700	12,612
Anglo American PLC (United Kingdom)	206,400	7,933
Avion Gold Corp. (a)	3,113,900	3,153
Avion Gold Corp. (f)	289,800	293
Commercial Metals Co.	1,366,344	20,195
Copper Mountain Mining Corp. (a)	477,400	2,073
Eldorado Gold Corp.	604,478	8,568
First Quantum Minerals Ltd.	334,140	6,942
Freeport-McMoRan Copper & Gold, Inc.	504,995	19,341
Goldcorp, Inc.	674,700	25,840
Ivanhoe Mines Ltd. (a)	1,773,065	20,697
Newcrest Mining Ltd.	351,327	9,627
Randgold Resources Ltd. sponsored ADR	325,523	29,020
SunCoke Energy, Inc. (a)	55,100	839
		167,133
TOTAL MATERIALS		383,434
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	454,166	17,513
China Telecom Corp. Ltd. (H Shares)	6,428,000	3,445
China Unicom Ltd.	4,908,000	8,584
Frontier Communications Corp. (d)	1,468,389	5,932
PT Telkomunikasi Indonesia Tbk sponsored ADR	176,206	6,380
		41,854
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	477,810	25,678
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA	1,943,220	$ 11,561
Turkcell Iletisim Hizmet A/S (a)	1,553,000	7,724
		44,963
TOTAL TELECOMMUNICATION SERVICES		86,817
UTILITIES - 2.4%
Electric Utilities - 0.9%
Ceske Energeticke Zavody A/S	90,000	3,629
Edison International	566,015	24,910
El Paso Electric Co.	221,777	6,795
Fortum Corp.	111,986	2,409
NextEra Energy, Inc.	345,756	22,249
Northeast Utilities	352,246	12,952
PPL Corp.	58,630	1,604
		74,548
Gas Utilities - 0.1%
ONEOK, Inc.	118,733	10,198
Independent Power Producers & Energy Traders - 0.7%
The AES Corp. (a)	4,594,041	57,517
Multi-Utilities - 0.7%
CMS Energy Corp.	144,640	3,325
National Grid PLC	999,418	10,794
PG&E Corp.	385,037	17,011
Sempra Energy	343,171	22,217
		53,347
TOTAL UTILITIES		195,610
TOTAL COMMON STOCKS (Cost $6,961,025)		8,085,959
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	143,900	14,026
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	92,200	$ 5,531
TOTAL CONVERTIBLE PREFERRED STOCKS		19,557
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	92,200	17,466
TOTAL PREFERRED STOCKS (Cost $31,640)		37,023
Investment Companies - 0.2%

Ares Capital Corp. (Cost $12,091)	952,580	15,279
Convertible Bonds - 0.6%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (i)	$ 7,356	5,315
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	16,623	8,228
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (i)	4,085	4,085
MATERIALS - 0.3%
Metals & Mining - 0.3%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (h)(i)	27,595	28,618
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	$ 3,730	$ 2,219
TOTAL CONVERTIBLE BONDS (Cost $51,073)		48,465
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	68,413,041	68,413
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	152,512,604	152,513
TOTAL MONEY MARKET FUNDS (Cost $220,926)		220,926
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) # (Cost $6,444)	$ 6,444	6,444
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $7,283,199)		8,414,096
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(172,294)
NET ASSETS - 100%		$ 8,241,802
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,006,000 or 0.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,339,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 7,356
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 4,085
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,216
Halcon Resources Corp.	3/1/12	$ 8,190
Horizon Pharma, Inc.	2/29/12	$ 3,646
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 32
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 28,092
Mood Media Corp.	2/2/11	$ 4,054
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,444,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 1,762
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,371
RBS Securities, Inc.	3,311
$ 6,444
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	3,277
Total	$ 3,312
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Cadence Pharmaceuticals, Inc.	$ 28,450	$ 4,838	$ 2,180	$ -	$ -
Crown Point Ventures Ltd.	1,096	417	119	-	716
Crown Point Ventures Ltd. 144A	2,491	2,462	-	-	3,157
Double Eagle Petroleum Co.	10,542	643	634	-	5,218
GeoEye, Inc.	53,351	3,604	5,401	-	28,260
LTX-Credence Corp.	24,118	1,818	4,563	-	20,759
O'Charleys, Inc.	9,150	871	15,521	-	-
PICO Holdings, Inc.	32,970	8,660	4,356	-	33,513
Saia, Inc.	13,037	446	13,172	-	-
Spartech Corp.	9,331	-	1,850	-	-
Voyager Oil & Gas, Inc.	11,252	138	1,398	-	7,824
Voyager Oil & Gas, Inc. warrants 2/4/16	1,539	-	-	-	569
Winnebago Industries, Inc.	15,684	-	5,018	-	-
Total	$ 213,011	$ 23,897	$ 54,212	$ -	$ 100,016
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 953,001	$ 945,071	$ 7,930	$ -
Consumer Staples	706,653	652,713	53,940	-
Energy	991,450	981,962	9,488	-
Financials	1,158,343	1,128,314	30,029	-
Health Care	922,475	873,221	49,158	96
Industrials	1,070,379	1,064,221	6,158	-
Information Technology	1,654,820	1,639,788	-	15,032
Materials	383,434	378,573	907	3,954
Telecommunication Services	86,817	67,064	19,753	-
Utilities	195,610	184,816	10,794	-
Investment Companies	15,279	15,279	-	-
Corporate Bonds	48,465	-	15,762	32,703
Money Market Funds	220,926	220,926	-	-
Cash Equivalents	6,444	-	6,444	-
Total Investments in Securities:	$ 8,414,096	$ 8,151,948	$ 210,363	$ 51,785
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 18,002
Total Realized Gain (Loss)	(37)
Total Unrealized Gain (Loss)	1,021
Cost of Purchases	28,019
Proceeds of Sales	(6,266)
Amortization/Accretion	-
Transfers in to Level 3	11,046
Transfers out of Level 3	-
Ending Balance	$ 51,785
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 1,021

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $7,317,797,000. Net unrealized appreciation aggregated $1,096,299,000, of which $1,571,042,000 related to appreciated investment securities and $474,743,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Equity Fund

April 30, 2012

1.930459.100

SLE-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Health Care Facilities - 2.0%
Brookdale Senior Living, Inc. (a)	219,446	$ 4,171,668
Emeritus Corp. (a)	409,364	7,041,061
Sunrise Senior Living, Inc. (a)	319,700	2,007,716
TOTAL HEALTH CARE FACILITIES		13,220,445
REAL ESTATE INVESTMENT TRUSTS - 93.9%
REITs - Apartments - 17.6%
AvalonBay Communities, Inc.	47,000	6,833,800
Camden Property Trust (SBI)	397,272	26,883,396
Education Realty Trust, Inc.	1,260,200	14,202,454
Equity Residential (SBI)	474,778	29,170,360
Essex Property Trust, Inc.	159,167	25,143,611
Post Properties, Inc.	275,200	13,402,240
TOTAL REITS - APARTMENTS		115,635,861
REITs - Health Care Facilities - 10.3%
HCP, Inc.	427,175	17,706,404
Health Care REIT, Inc.	96,320	5,457,491
Ventas, Inc.	762,800	44,845,012
TOTAL REITS - HEALTH CARE FACILITIES		68,008,907
REITs - Hotels - 5.1%
Chesapeake Lodging Trust	508,300	9,200,230
Host Hotels & Resorts, Inc.	644,800	10,729,472
LaSalle Hotel Properties (SBI)	274,398	8,070,045
Sunstone Hotel Investors, Inc. (a)	570,366	5,817,733
TOTAL REITS - HOTELS		33,817,480
REITs - Industrial Buildings - 13.7%
DCT Industrial Trust, Inc.	852,700	5,056,511
First Potomac Realty Trust	86,700	1,078,548
Prologis, Inc.	1,074,200	38,434,876
Public Storage	303,250	43,443,595
Stag Industrial, Inc.	161,600	2,249,472
TOTAL REITS - INDUSTRIAL BUILDINGS		90,263,002
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 16.9%
CBL & Associates Properties, Inc.	856,300	$ 15,952,869
Simon Property Group, Inc.	550,600	85,673,360
The Macerich Co.	154,973	9,541,688
TOTAL REITS - MALLS		111,167,917
REITs - Management/Investment - 5.0%
Digital Realty Trust, Inc. (d)	412,546	30,978,079
Lexington Corporate Properties Trust	180,300	1,604,670
TOTAL REITS - MANAGEMENT/INVESTMENT		32,582,749
REITs - Mobile Home Parks - 0.8%
Sun Communities, Inc.	115,600	5,057,500
REITs - Office Buildings - 14.5%
Boston Properties, Inc.	303,900	32,897,175
Douglas Emmett, Inc.	773,600	17,978,464
Highwoods Properties, Inc. (SBI)	433,564	15,057,678
SL Green Realty Corp.	352,300	29,043,612
TOTAL REITS - OFFICE BUILDINGS		94,976,929
REITs - Shopping Centers - 10.0%
Acadia Realty Trust (SBI)	570,800	13,231,144
Cedar Shopping Centers, Inc.	275,700	1,439,154
DDR Corp.	834,588	12,351,902
Equity One, Inc.	793,069	16,479,974
Excel Trust, Inc.	151,392	1,815,190
Glimcher Realty Trust	467,600	4,624,564
Kite Realty Group Trust	552,100	2,821,231
Vornado Realty Trust	151,000	12,961,840
TOTAL REITS - SHOPPING CENTERS		65,724,999
TOTAL REAL ESTATE INVESTMENT TRUSTS		617,235,344
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Operating Companies - 1.1%
Brookfield Properties Corp.	81,600	$ 1,477,929
Forest City Enterprises, Inc. Class A (a)	385,300	6,145,535
TOTAL REAL ESTATE OPERATING COMPANIES		7,623,464
TOTAL COMMON STOCKS (Cost $546,769,683)		638,079,253
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.14% (b)	20,057,255	20,057,255
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	19,645,200	19,645,200
TOTAL MONEY MARKET FUNDS (Cost $39,702,455)		39,702,455
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $586,472,138)		677,781,708
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(20,186,184)
NET ASSETS - 100%		$ 657,595,524
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,434
Fidelity Securities Lending Cash Central Fund	32,736
Total	$ 46,170
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $586,639,043. Net unrealized appreciation aggregated $91,142,665, of which $91,408,065 related to appreciated investment securities and $265,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Income Fund

April 30, 2012

1.924316.100

SRE-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.7%
	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
Standard Pacific Corp. (a)(d)	598,500	$ 3,028,410
FINANCIALS - 13.7%
Capital Markets - 0.0%
HFF, Inc. (a)	30,400	496,736
Real Estate Investment Trusts - 13.6%
Acadia Realty Trust (SBI)	420,200	9,740,236
American Campus Communities, Inc.	12,100	537,845
American Tower Corp.	24,200	1,587,036
Annaly Capital Management, Inc.	51,200	835,584
Anworth Mortgage Asset Corp.	271,800	1,831,932
Apartment Investment & Management Co. Class A	38,900	1,056,135
Brandywine Realty Trust (SBI)	59,000	699,740
CapLease, Inc.	293,700	1,218,855
CBL & Associates Properties, Inc.	164,200	3,059,046
Chartwell Seniors Housing (REIT) rights	14,700	139,298
Chesapeake Lodging Trust	68,500	1,239,850
Colony Financial, Inc.	7,000	118,930
CommonWealth REIT	46,300	868,125
Coresite Realty Corp.	11,500	286,465
Cousins Properties, Inc.	26,100	205,146
Cys Investments, Inc. (d)	230,900	3,170,257
DCT Industrial Trust, Inc.	257,100	1,524,603
DiamondRock Hospitality Co.	71,700	762,171
Douglas Emmett, Inc.	25,900	601,916
Dynex Capital, Inc.	203,900	1,922,777
EastGroup Properties, Inc.	5,400	271,620
Education Realty Trust, Inc.	102,100	1,150,667
Equity Lifestyle Properties, Inc.	139,300	9,742,642
Excel Trust, Inc.	206,300	2,473,537
First Potomac Realty Trust	26,600	330,904
Hatteras Financial Corp.	22,200	646,686
Healthcare Realty Trust, Inc.	28,000	601,440
Highwoods Properties, Inc. (SBI)	9,300	322,989
Lexington Corporate Properties Trust (d)	281,300	2,503,570
LTC Properties, Inc.	43,200	1,437,696
MFA Financial, Inc.	1,254,200	9,255,996
Mid-America Apartment Communities, Inc.	8,900	605,823
Monmouth Real Estate Investment Corp. Class A	89,100	914,166
National Retail Properties, Inc.	29,500	807,710
Omega Healthcare Investors, Inc.	13,800	295,458
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.	132,200	$ 4,730,116
Retail Properties America, Inc.	57,300	518,565
Senior Housing Properties Trust (SBI)	45,200	998,016
Simon Property Group, Inc.	4,000	622,400
Stag Industrial, Inc.	154,500	2,150,640
Summit Hotel Properties, Inc.	90,700	758,252
Sunstone Hotel Investors, Inc. (a)	33,600	342,720
Two Harbors Investment Corp.	62,500	653,750
Ventas, Inc.	167,000	9,817,930
Weyerhaeuser Co.	125,100	2,547,036
		85,906,276
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	39,000	548,340
TOTAL FINANCIALS		86,951,352
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	204,300	3,883,743
Capital Senior Living Corp. (a)	219,900	2,130,831
Emeritus Corp. (a)	186,600	3,209,520
		9,224,094
TOTAL COMMON STOCKS (Cost $84,390,443)		99,203,856
Preferred Stocks - 19.2%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
CommonWealth REIT 6.50%	127,200	2,695,368
Health Care REIT, Inc. Series I, 6.50%	16,200	864,675
Lexington Corporate Properties Trust Series C, 6.50%	58,800	2,521,932
		6,081,975
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 18.2%
FINANCIALS - 18.2%
Diversified Financial Services - 0.5%
DRA CRT Acquisition Corp. Series A, 8.50%	1,400	$ 10,150
Red Lion Hotels Capital Trust 9.50%	112,200	2,861,100
		2,871,250
Real Estate Investment Trusts - 17.7%
American Capital Agency Corp. 8.00% (a)	120,000	3,054,000
Annaly Capital Management, Inc. Series A, 7.875%	150,300	3,958,902
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,630,920
Apartment Investment & Management Co.:
Series T, 8.00%	64,900	1,654,950
Series U, 7.75%	32,600	825,432
Ashford Hospitality Trust, Inc. Series E, 9.00%	35,948	932,132
BioMed Realty Trust, Inc. Series A, 7.375%	16,200	408,240
Brandywine Realty Trust Series D, 7.375%	9,200	230,920
Campus Crest Communities, Inc. Series A, 8.00%	71,569	1,864,372
CapLease, Inc.:
Series A, 8.125%	20,300	507,500
Series B, 8.375% (a)	160,000	4,000,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	8,100	204,282
7.375%	67,200	1,695,456
Cedar Shopping Centers, Inc. 8.875%	40,900	1,044,995
Colony Financial, Inc. Series A, 8.50%	67,829	1,743,205
Cousins Properties, Inc.:
Series A, 7.75%	84,500	2,104,050
Series B, 7.50%	34,900	867,265
CubeSmart Series A, 7.75%	40,000	1,023,200
Digital Realty Trust, Inc. Series F, 6.625%	20,000	508,400
Duke Realty LP:
8.375%	51,200	1,342,976
Series L, 6.60%	4,300	108,145
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	57,800	184,960
Equity Lifestyle Properties, Inc. 8.034%	162,105	4,141,783
Equity Residential (depositary shares) Series N, 6.48%	17,200	431,892
Essex Property Trust, Inc. Series H, 7.125%	8,100	209,547
Excel Trust, Inc. Series B, 8.125%	360,000	9,093,600
First Potomac Realty Trust 7.75%	79,303	2,000,022
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,740,128
Glimcher Realty Trust:
Series F, 8.75%	1,400	35,504
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust: - continued
Series G, 8.125%	83,050	$ 2,076,250
Health Care REIT, Inc. Series J, 6.50%	20,000	516,600
Hersha Hospitality Trust Series B, 8.00%	18,928	472,254
Hospitality Properties Trust:
Series C, 7.00%	60,600	1,527,120
Series D, 7.125%	40,200	1,042,788
Hudson Pacific Properties, Inc. 8.375%	77,800	2,027,468
Inland Real Estate Corp. Series A, 8.125%	200,000	5,072,000
Kilroy Realty Corp. Series G, 6.875%	20,000	503,600
Kimco Realty Corp. Series G, 7.75%	102,900	2,618,805
Kite Realty Group Trust 8.25%	4,100	104,509
LaSalle Hotel Properties:
Series E, 8.00%	74,100	1,865,838
Series G, 7.25%	71,100	1,783,188
Series H, 7.50%	7,192	185,050
LBA Realty Fund II Series B, 7.625% (a)	118,900	2,021,300
Lexington Corporate Properties Trust Series B, 8.05%	64,200	1,605,000
Lexington Realty Trust 7.55%	16,500	412,335
MFA Financial, Inc.:
8.00%	102,821	2,560,243
Series A, 8.50%	306,700	7,897,525
National Retail Properties, Inc. Series D, 6.625%	17,563	447,330
Pebblebrook Hotel Trust:
Series A, 7.875%	49,000	1,250,480
Series B, 8.00%	37,400	954,448
Prologis, Inc.:
Series O, 7.00%	900	22,554
Series Q, 8.54%	15,800	879,370
PS Business Parks, Inc. Series P, 6.70%	52,700	1,332,256
Public Storage Series N, 7.00%	32,400	831,060
Regency Centers Corp. Series 6, 6.625%	17,739	453,231
Saul Centers, Inc.:
8.00%	36,400	932,932
Series B (depositary shares) 9.00%	24,400	649,040
Stag Industrial, Inc. Series A, 9.00%	280,000	7,229,600
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,460,616
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	126,400	3,109,440
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc.: - continued
Series D, 8.00%	20,200	$ 505,000
UMH Properties, Inc. Series A, 8.25%	70,500	1,817,490
Weingarten Realty Investors (SBI) Series F, 6.50%	62,800	1,574,396
Winthrop Realty Trust Series D, 9.25%	35,000	897,750
		112,185,644
TOTAL FINANCIALS		115,056,894
TOTAL PREFERRED STOCKS (Cost $118,590,285)		121,138,869
Corporate Bonds - 28.3%
	Principal Amount
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14	$ 955,000	816,525
FINANCIALS - 1.3%
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. 4% 2/15/15	405,000	481,950
CapLease, Inc. 7.5% 10/1/27 (e)	4,458,000	4,469,145
ProLogis LP:
1.875% 11/15/37	1,783,000	1,776,314
2.625% 5/15/38	405,000	406,033
		7,133,442
Real Estate Management & Development - 0.2%
Corporate Office Properties LP 4.25% 4/15/30 (e)	940,000	914,150
Grubb & Ellis Co. 7.95% 5/1/15 (e)	1,540,000	46,200
		960,350
TOTAL FINANCIALS		8,093,792
TOTAL CONVERTIBLE BONDS		8,910,317
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 26.9%
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 0.8%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (e)	$ 440,000	$ 466,400
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,388,750
Times Square Hotel Trust 8.528% 8/1/26 (e)	2,847,040	3,014,064
		4,869,214
Household Durables - 7.0%
D.R. Horton, Inc. 6.5% 4/15/16	811,000	883,990
KB Home:
5.875% 1/15/15	1,216,000	1,179,520
6.25% 6/15/15	5,634,000	5,479,065
7.25% 6/15/18	2,110,000	2,036,150
8% 3/15/20	2,395,000	2,329,138
9.1% 9/15/17	3,230,000	3,326,900
Lennar Corp.:
5.5% 9/1/14	3,242,000	3,351,418
5.6% 5/31/15	1,216,000	1,264,640
6.95% 6/1/18	1,720,000	1,806,000
M/I Homes, Inc. 8.625% 11/15/18	5,564,000	5,536,180
Meritage Homes Corp.:
7% 4/1/22 (e)	2,005,000	2,045,100
7.15% 4/15/20	440,000	453,200
Ryland Group, Inc.:
6.625% 5/1/20	445,000	442,775
8.4% 5/15/17	1,446,000	1,605,060
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	8,579,711
10.75% 9/15/16	2,284,000	2,626,600
Standard Pacific Escrow LLC 10.75% 9/15/16 (e)	1,000,000	1,040,000
Toll Brothers Finance Corp. 5.875% 2/15/22	450,000	461,250
		44,446,697
Multiline Retail - 0.1%
Sears Holdings Corp. 6.625% 10/15/18	1,053,000	931,905
TOTAL CONSUMER DISCRETIONARY		50,247,816
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 17.1%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	$ 2,172,000	$ 2,286,030
8% 1/15/18	1,215,000	1,298,531
		3,584,561
Real Estate Investment Trusts - 10.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,500,000	1,505,355
Camden Property Trust 5% 6/15/15	1,135,000	1,223,859
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	917,000	1,003,471
6.25% 6/15/14	949,000	1,017,987
Developers Diversified Realty Corp.:
5.375% 10/15/12	1,621,000	1,634,887
7.5% 7/15/18	2,407,000	2,763,741
9.625% 3/15/16	2,254,000	2,743,037
Equity One, Inc.:
5.375% 10/15/15	405,000	426,667
6% 9/15/16	811,000	876,161
6.25% 12/15/14	811,000	874,445
6.25% 1/15/17	811,000	878,809
Health Care Property Investors, Inc.:
6% 6/15/14	660,000	703,481
6% 3/1/15	1,216,000	1,320,062
6.3% 9/15/16	3,850,000	4,365,180
7.072% 6/8/15	405,000	453,695
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,007,130
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	811,000	844,769
6.5% 1/17/17	506,000	558,226
Hospitality Properties Trust:
5.625% 3/15/17	1,248,000	1,341,610
6.7% 1/15/18	811,000	903,323
6.75% 2/15/13	1,013,000	1,023,818
7.875% 8/15/14	405,000	443,218
HRPT Properties Trust:
6.25% 8/15/16	4,000,000	4,242,696
6.5% 1/15/13	811,000	815,656
iStar Financial, Inc.:
5.85% 3/15/17	260,000	229,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
5.875% 3/15/16	$ 7,286,000	$ 6,502,755
5.95% 10/15/13	3,833,000	3,641,350
6.05% 4/15/15	332,000	305,440
6.5% 12/15/13	1,020,000	975,375
8.625% 6/1/13	1,745,000	1,738,456
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	890,000	887,775
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,860,302
Nationwide Health Properties, Inc.:
6% 5/20/15	1,540,000	1,689,668
6.25% 2/1/13	1,621,000	1,669,144
Omega Healthcare Investors, Inc. 7.5% 2/15/20	811,000	867,770
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14	1,378,000	1,468,962
Potlatch Corp. 7.5% 11/1/19	811,000	859,660
ProLogis LP 7.625% 7/1/17	1,268,000	1,471,295
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	933,218
Senior Housing Properties Trust:
6.75% 4/15/20	576,000	617,820
6.75% 12/15/21	2,000,000	2,165,498
UDR, Inc. 5.5% 4/1/14	1,000,000	1,062,530
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	405,000	434,900
5.25% 1/15/16	811,000	879,866
		63,232,842
Real Estate Management & Development - 6.6%
AMB Property LP 5.9% 8/15/13	486,000	507,842
Brandywine Operating Partnership LP:
5.4% 11/1/14	1,216,000	1,285,276
6% 4/1/16	811,000	869,883
7.5% 5/15/15	405,000	452,617
CB Richard Ellis Services, Inc. 11.625% 6/15/17	811,000	924,540
Colonial Properties Trust:
6.15% 4/15/13	1,013,000	1,043,978
6.25% 6/15/14	1,293,000	1,375,713
6.875% 8/15/12	811,000	820,518
Colonial Realty LP 6.05% 9/1/16	1,216,000	1,315,288
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP 6.25% 5/15/13	$ 608,000	$ 635,770
First Industrial LP 5.75% 1/15/16	811,000	815,448
Forest City Enterprises, Inc.:
6.5% 2/1/17	6,171,000	5,816,168
7.625% 6/1/15	8,735,000	8,603,975
Highwoods/Forsyth LP 5.85% 3/15/17	2,593,000	2,801,786
Host Hotels & Resorts LP:
6% 10/1/21 (e)	485,000	517,738
6.875% 11/1/14	811,000	825,193
9% 5/15/17	608,000	674,880
Kennedy-Wilson, Inc. 8.75% 4/1/19	215,000	223,600
Post Apartment Homes LP 6.3% 6/1/13	811,000	845,390
Realogy Corp.:
7.875% 2/15/19 (e)	1,450,000	1,421,000
9% 1/15/20 (e)	560,000	565,600
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,504,810
5.875% 6/15/17	486,000	548,947
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	2,035,000	2,228,325
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	811,000	843,440
Ventas Realty LP:
4% 4/30/19	597,000	606,784
4.25% 3/1/22	450,000	445,577
Vornado Realty LP 5% 1/15/22	1,000,000	1,049,833
		41,569,919
TOTAL FINANCIALS		108,387,322
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19	1,000,000	1,050,000
7.75% 2/15/19 (e)	835,000	876,750
		1,926,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 1.3%
Health Management Associates, Inc. 7.375% 1/15/20 (e)	$ 385,000	$ 403,288
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	7,047,000	7,514,216
		7,917,504
TOTAL HEALTH CARE		9,844,254
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,788,827
TOTAL NONCONVERTIBLE BONDS		170,268,219
TOTAL CORPORATE BONDS (Cost $172,283,264)		179,178,536
Asset-Backed Securities - 7.1%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)	1,331,000	1,336,723
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5998% 3/23/19 (e)(f)	1,545,888	1,329,463
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)	3,089,856	3,105,305
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7192% 1/20/37 (e)(f)	1,190,455	976,173
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7192% 4/7/52 (e)(f)	3,964,935	2,656,507
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	914,283
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,134,440
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)	1,734,000	1,672,443
Class B2, 1.8227% 12/28/35 (e)(f)	1,711,000	1,557,010
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,627,000	1,500,096
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	4,026,083	1,629,659
Asset-Backed Securities - continued
	Principal Amount	Value
N-Star Real Estate CDO Ltd. Series 1A Class B1, 2.1656% 8/28/38 (e)(f)	$ 3,574,000	$ 3,127,250
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (e)	2,570,000	2,518,600
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	304,651	135,918
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (e)	597,784	599,278
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.0237% 9/25/26 (e)(f)	2,432,000	1,021,440
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (e)(f)	2,297,963	2,125,616
Class A1B, 0.8037% 9/25/26 (e)(f)	11,266,000	9,012,800
Class A2A, 0.6937% 9/25/26 (e)(f)	3,851,439	3,601,096
Class C 1.0037% 9/25/26 (e)(f)	1,010,000	792,850
Class F, 1.6237% 9/25/26 (e)(f)	1,824,000	1,276,800
Class G, 1.8237% 9/25/26 (e)(f)	1,241,000	843,880
Class H, 2.1237% 9/25/26 (e)(f)	3,486,000	2,300,760
TOTAL ASSET-BACKED SECURITIES (Cost $41,415,765)		45,168,390
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 1.2%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4203% 6/15/22 (e)(f)	1,302,750	1,266,438
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (e)(f)	2,605,000	2,800,669
Series 2010-K6 Class B, 5.3615% 12/25/46 (e)(f)	811,000	865,786
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	811,000	818,121
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)	1,687,000	1,685,409
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,873,759)		7,436,423
Commercial Mortgage Securities - 24.2%

Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43	3,242,000	3,270,526
Series 2005-1 Class A3, 4.877% 11/10/42	80,112	80,065
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class CJ, 5.3601% 11/10/42 (f)	$ 1,175,000	$ 1,224,330
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.99% 11/15/15 (e)(f)	28,190,290	26,448,405
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2403% 3/15/22 (e)(f)	2,132,000	1,183,418
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4518% 3/11/39 (f)	2,432,000	2,338,011
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)	1,621,000	1,392,561
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3703% 12/15/20 (e)(f)	1,621,000	1,467,264
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)	1,858,108	1,867,398
Commercial Mortgage pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (f)	2,000,000	2,004,138
Series 2011-STRT Class C, 4.755% 12/10/24 (e)	500,000	505,530
Commercial Mortgage Trust pass-thru certificates Series 2012-LC4:
Class C, 5.825% 12/10/44 (f)	780,000	770,241
Class D, 5.825% 12/10/44 (e)(f)	2,830,000	2,359,996
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)	2,260,000	2,291,884
Class F, 4.867% 6/9/28 (e)	3,640,000	3,281,558
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	811,000	866,897
Series 2003-C3 Class D, 4.131% 5/15/38	1,621,000	1,620,502
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8888% 3/25/17 (e)(f)	1,167,000	898,590
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4388% 3/25/17 (e)(f)	1,783,000	1,426,400
Class G, 7.2388% 3/25/17 (e)(f)	1,516,000	1,137,000
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5568% 11/10/46 (e)(f)	2,450,000	2,204,013
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	1,946,000	1,626,389
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4444% 6/10/31 (e)(f)	2,026,000	2,111,394
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)	4,500,000	4,559,633
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.7898% 1/25/43 (f)(g)	4,806,000	811,551
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac:
Series K011 Class X3, 2.5749% 12/25/43 (f)(g)	$ 4,947,000	$ 763,728
Series K012 Class X3, 2.2878% 1/25/41 (f)(g)	2,846,999	392,220
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)	5,639,059	5,187,934
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.2709% 12/10/35 (e)(f)	1,035,000	1,034,849
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)	441,885	456,745
Class G, 6.75% 4/15/29 (f)	1,096,000	1,209,412
Series 1999-C1 Class F, 6.02% 5/15/33 (e)	1,027,200	1,064,213
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)	16,191	16,147
Class J, 6.974% 8/15/36	2,204,000	2,180,713
Series 2000-C1 Class K, 7% 3/15/33	345,889	261,239
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)	811,000	823,938
Series 2002-C1 Class H, 5.903% 1/11/35 (e)	925,000	927,471
Series 2005-GG3 Class B, 4.894% 8/10/42 (f)	885,000	887,545
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 5.4585% 3/6/20 (e)(f)	2,270,000	2,279,085
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)	6,300,000	6,211,170
GS Mortgage Securities Trust Series 2012-GC6 Class C, 5.451% 1/10/45 (e)(f)	2,400,000	2,348,128
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4455% 12/5/27 (e)(f)	2,229,000	2,411,361
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)	1,120,000	1,170,567
Series 2010-CNTR Class D, 6.184% 8/5/32 (e)(f)	1,216,000	1,240,044
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29	349,455	352,718
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)	835,491	875,070
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	3,760,000	3,729,322
Series 2005-C7 Class AJ, 5.323% 11/15/40	1,240,000	1,249,475
Series 2005-C1 Class E, 4.924% 2/15/40	1,000,000	910,727
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)	4,863,000	4,957,367
Series 2006-C4 Class AJ, 5.886% 6/15/38 (f)	2,511,000	2,065,157
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1403% 6/15/22 (e)(f)	$ 1,770,000	$ 1,442,550
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6691% 6/25/43 (e)(f)	1,564,000	1,409,793
Series 2011-1 Class B, 5.6691% 6/25/43 (e)(f)	1,897,000	2,051,835
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)	2,640,988	2,046,766
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (e)	1,250,000	1,047,475
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)	1,850,826	1,860,080
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	3,980,935
Series 1997-RR Class F, 7.3534% 4/30/39 (e)(f)	361,045	317,719
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	1,779,810	864,987
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,275,811
Series 2011-C1 Class C, 5.2551% 9/15/47 (e)(f)	2,000,000	1,979,120
Series 2011-C2:
Class D, 5.3184% 6/15/44 (e)(f)	1,532,000	1,379,198
Class E, 5.3184% 6/15/44 (e)(f)	1,946,000	1,625,649
Class F, 5.3184% 6/15/44 (e)(f)	1,467,000	1,161,629
Class XB, 0.4649% 6/15/44 (e)(f)(g)	51,641,000	1,599,838
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	962,989	986,486
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (e)	965,000	965,443
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)	2,026,000	1,871,998
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8153% 7/15/24 (e)(f)	1,459,000	975,470
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41	1,621,000	1,602,407
Series 2004-C12 Class D, 5.3166% 7/15/41 (f)	1,824,000	1,836,932
Series 2004-C14 Class B, 5.17% 8/15/41	2,708,000	2,627,992
WF-RBS Commercial Mortgage Trust:
Series 2011-C3 Class C, 5.335% 3/15/44 (e)	2,100,000	2,028,907
Series 2011-C5 Class C, 5.6369% 11/15/44 (e)(f)	1,250,000	1,292,091
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $146,427,178)		152,985,150
Floating Rate Loans - 1.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.49% 10/27/13 (f)	$ 394,555	$ 394,062
FINANCIALS - 0.7%
Real Estate Management & Development - 0.7%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7403% 9/4/19 (f)	1,025,387	1,024,105
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (f)	236,230	223,238
Credit-Linked Deposit 4.4913% 10/10/16 (f)	156,389	145,246
term loan 4.77% 10/10/16 (f)	1,988,611	1,846,923
Tranche 2LN, term loan 13.5% 10/15/17	1,219,000	1,249,475
		4,488,987
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. term loan 3.9886% 1/25/17 (f)	393,006	388,093
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (f)	498,750	498,750
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (f)	490,000	482,038
		1,368,881
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	3,224,365	3,047,025
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (f)	1,571,063	1,571,063
TowerCo Finance LLC Tranche B, term loan 4.5% 2/2/17 (f)	673,005	674,688
		2,245,751
TOTAL FLOATING RATE LOANS (Cost $11,304,951)		11,544,706
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	12,769,898	$ 12,769,898
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,562,500	3,562,500
TOTAL MONEY MARKET FUNDS (Cost $16,332,398)		16,332,398
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $597,618,043)		632,988,328
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(470,786)
NET ASSETS - 100%		$ 632,517,542
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,568,804 or 26.8% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,580
Fidelity Securities Lending Cash Central Fund	11,391
Total	$ 27,971
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,028,410	$ 3,028,410	$ -	$ -
Financials	208,090,221	204,104,412	3,985,809	-
Health Care	9,224,094	9,224,094	-	-
Corporate Bonds	179,178,536	-	178,138,536	1,040,000
Asset-Backed Securities	45,168,390	-	23,229,440	21,938,950
Collateralized Mortgage Obligations	7,436,423	-	7,436,423	-
Commercial Mortgage Securities	152,985,150	-	142,174,726	10,810,424
Floating Rate Loans	11,544,706	-	11,544,706	-
Money Market Funds	16,332,398	16,332,398	-	-
Total Investments in Securities:	$ 632,988,328	$ 232,689,314	$ 366,509,640	$ 33,789,374
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Corporate Bonds
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6,375
Cost of Purchases	1,035,000
Proceeds of Sales	-
Amortization/Accretion	(1,375)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,040,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 6,375
Asset-Backed Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	47,350
Total Unrealized Gain (Loss)	2,888,818
Cost of Purchases	22,624,737
Proceeds of Sales	(4,166,460)
Amortization/Accretion	544,505
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 21,938,950
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 2,888,818
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	2,455
Total Unrealized Gain (Loss)	780,826
Cost of Purchases	10,638,185
Proceeds of Sales	(1,037,110)
Amortization/Accretion	426,068
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,810,424
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 780,826

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $597,618,043. Net unrealized appreciation aggregated $35,370,285, of which $38,703,690 related to appreciated investment securities and $3,333,405 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012